Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar 31, 2011
Registrant Name	dei_EntityRegistrantName	DAILY INCOME FUND
Central Index Key	dei_EntityCentralIndexKey	0000918267
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul 20, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jul 29, 2011
Prospectus Date	rr_ProspectusDate	Jul 29, 2011

Institutional Class | Money Market Portfolio
Summary of the Institutional Shares of the Money Market Portfolio
:	Investment Objective

The investment objective of the Money Market Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

:	Fees and Expenses of the Money Market Portfolio

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Money Market Portfolio.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees -	Institutional Class Money Market Portfolio Institutional Shares
Sales Charge (Load) Imposed on Purchases	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	Institutional Class Money Market Portfolio Institutional Shares
Management Fees	0.12%
Distribution and Service (12b-1) Fees	none
Other Expenses (includes Administration Fees listed below)	0.13%
Administration Fees	0.05%
Total Annual Fund Operating Expenses	0.25%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Institutional Shares of the Money Market Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Institutional Shares of the Money Market Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Institutional Shares of the Money Market Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class Money Market Portfolio Institutional Shares	26	80	141	318

:	Principal Investment Strategies

The Fund seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of  $1.00 per share. The Money Market Portfolio seeks to achieve its objective by investing principally in short-term money market obligations with maturities of 397 days or less, including bank certificates of deposit, time deposits, bankers' acceptances, high quality commercial paper, loan participation interests, securities issued or guaranteed by the United States Government, state agencies or instrumentalities, and repurchase agreements calling for resale in 397 days or less backed by the foregoing securities. The maturities of variable rate demand instruments held in the Portfolio will be deemed to be the longer of the period required before the Portfolio is entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

The Fund's investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Fund and how an individual purchase would impact the yield of the Fund, against the backdrop of the Fund's overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Fund and how an individual purchase would impact the credit quality of the Fund, against the backdrop of the Fund's overall investment objective.

:	Principal Risks

• Although the Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Fund.

• The value of the Fund's shares and the securities held by the Fund can each decline in value.

• The amount of income the Fund generates will vary with changes in prevailing interest rates.

• An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.

• The Money Market Portfolio may contain securities issued by foreign governments, or any of their political subdivisions, agencies or instrumentalities, and by foreign branches of domestic banks, foreign subsidiaries of domestic banks, domestic and foreign branches of foreign banks, and commercial paper issued by foreign issuers. Foreign securities may be subject to investment risks which may include adverse economic and political developments as well as lack of uniform accounting and financial reporting standards.

• The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.

:	Risk/Return Bar Chart and Table

The following performance information provides some indication of the risks of investing in the Institutional Shares of the Money Market Portfolio. The bar chart shows changes in the Institutional Shares of the Money Market Portfolio's performance from year to year. The table shows the Portfolio's average annual total returns for the last one year, five year, ten year and since inception periods. While analyzing this information, please note that the Portfolio's past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Institutional Shares of the Money Market Portfolio may be obtained by calling the Fund at (212) 830-5345 or toll free at (800) 433-1918.

Money Market Portfolio – Institutional Shares % Total Return Calendar Year End

As of June 30, 2011, the Money Market Portfolio Institutional Shares had a year-to-date return of 0.02%.

The Money Market Portfolio Institutional Shares' highest quarterly return was 1.43% for the quarter ended March 31, 2001; the lowest quarterly return was 0.00% for the quarter ended June 30, 2011.

Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Fund directly.

Average Annual Total Returns – For the period ended December 31, 2010
Average Annual Total Returns -		Institutional Class Money Market Portfolio Institutional Shares
One Year		0.11%
Five Years		2.78%
Ten Years		2.52%
Since Inception	[1]	3.74%
[1]	The inception date for the Money Market Portfolio's Institutional Shares was May 13, 1994.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DAILY INCOME FUND
Prospectus Date	rr_ProspectusDate	Jul 29, 2011
Institutional Class | Money Market Portfolio | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (includes Administration Fees listed below)	rr_OtherExpensesOverAssets	0.13%
Administration Fees	rr_Component1OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.25%
1 Year	rr_ExpenseExampleYear01	26
3 Years	rr_ExpenseExampleYear03	80
5 Years	rr_ExpenseExampleYear05	141
10 Years	rr_ExpenseExampleYear10	318
Annual Return 2001	rr_AnnualReturn2001	4.15%
Annual Return 2002	rr_AnnualReturn2002	1.73%
Annual Return 2003	rr_AnnualReturn2003	1.08%
Annual Return 2004	rr_AnnualReturn2004	1.26%
Annual Return 2005	rr_AnnualReturn2005	3.12%
Annual Return 2006	rr_AnnualReturn2006	4.98%
Annual Return 2007	rr_AnnualReturn2007	5.23%
Annual Return 2008	rr_AnnualReturn2008	3.10%
Annual Return 2009	rr_AnnualReturn2009	0.63%
Annual Return 2010	rr_AnnualReturn2010	0.11%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.02%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.43%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
One Year	rr_AverageAnnualReturnYear01	0.11%
Five Years	rr_AverageAnnualReturnYear05	2.78%
Ten Years	rr_AverageAnnualReturnYear10	2.52%
Since Inception	rr_AverageAnnualReturnSinceInception	3.74%	[1]
Institutional Class | Money Market Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Institutional Shares of the Money Market Portfolio
Objective [Heading]	rr_ObjectiveHeading
:	Investment Objective

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Money Market Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading
:	Fees and Expenses of the Money Market Portfolio

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Money Market Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Institutional Shares of the Money Market Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Institutional Shares of the Money Market Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Institutional Shares of the Money Market Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading
:	Principal Investment Strategies

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of  $1.00 per share. The Money Market Portfolio seeks to achieve its objective by investing principally in short-term money market obligations with maturities of 397 days or less, including bank certificates of deposit, time deposits, bankers' acceptances, high quality commercial paper, loan participation interests, securities issued or guaranteed by the United States Government, state agencies or instrumentalities, and repurchase agreements calling for resale in 397 days or less backed by the foregoing securities. The maturities of variable rate demand instruments held in the Portfolio will be deemed to be the longer of the period required before the Portfolio is entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

The Fund's investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Fund and how an individual purchase would impact the yield of the Fund, against the backdrop of the Fund's overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Fund and how an individual purchase would impact the credit quality of the Fund, against the backdrop of the Fund's overall investment objective.

Risk [Heading]	rr_RiskHeading
:	Principal Risks

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

• Although the Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Fund.

• The value of the Fund's shares and the securities held by the Fund can each decline in value.

• The amount of income the Fund generates will vary with changes in prevailing interest rates.

• An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.

• The Money Market Portfolio may contain securities issued by foreign governments, or any of their political subdivisions, agencies or instrumentalities, and by foreign branches of domestic banks, foreign subsidiaries of domestic banks, domestic and foreign branches of foreign banks, and commercial paper issued by foreign issuers. Foreign securities may be subject to investment risks which may include adverse economic and political developments as well as lack of uniform accounting and financial reporting standards.

• The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.

Risk Lose Money [Text]	rr_RiskLoseMoney	it is possible to lose money by investing in the Fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund

• Although the Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Fund.

• The value of the Fund's shares and the securities held by the Fund can each decline in value.

• The amount of income the Fund generates will vary with changes in prevailing interest rates.

• An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	• An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading
:	Risk/Return Bar Chart and Table

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the Institutional Shares of the Money Market Portfolio. The bar chart shows changes in the Institutional Shares of the Money Market Portfolio's performance from year to year. The table shows the Portfolio's average annual total returns for the last one year, five year, ten year and since inception periods. While analyzing this information, please note that the Portfolio's past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Institutional Shares of the Money Market Portfolio may be obtained by calling the Fund at (212) 830-5345 or toll free at (800) 433-1918.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Institutional Shares of the Money Market Portfolio. The bar chart shows changes in the Institutional Shares of the Money Market Portfolio's performance from year to year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	While analyzing this information, please note that the Portfolio's past performance is not an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Money Market Portfolio – Institutional Shares % Total Return Calendar Year End
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

As of June 30, 2011, the Money Market Portfolio Institutional Shares had a year-to-date return of 0.02%.

The Money Market Portfolio Institutional Shares' highest quarterly return was 1.43% for the quarter ended March 31, 2001; the lowest quarterly return was 0.00% for the quarter ended June 30, 2011.

Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Fund directly.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns – For the period ended December 31, 2010
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	(800) 433-1918

[1]	The inception date for the Money Market Portfolio's Institutional Shares was May 13, 1994.

Institutional Class | U.S. Treasury Portfolio
Summary of the Institutional Shares of the U.S. Treasury Portfolio
:	Investment Objective

The investment objective of the U.S. Treasury Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
:	Fees and Expenses of the U.S. Treasury Portfolio

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the U.S. Treasury Portfolio.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees -	Institutional Class U.S. Treasury Portfolio Institutional Shares
Sales Charge (Load) Imposed on Purchases	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	Institutional Class U.S. Treasury Portfolio Institutional Shares
Management Fees	0.12%
Distribution and Service (12b-1) Fees	none
Other Expenses (includes Administration Fees listed below)	0.15%
Administration Fees	0.05%
Total Annual Fund Operating Expenses	0.27%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Institutional Shares of the U.S. Treasury Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Institutional Shares of the U.S. Treasury Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Institutional Shares of the U.S. Treasury Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class U.S. Treasury Portfolio Institutional Shares	28	87	152	343

:	Principal Investment Strategies

The Fund seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of  $1.00 per share. The U.S. Treasury Portfolio seeks to achieve its objective by investing only in obligations backed by the full faith and credit of the United States government with maturities of 397 days or less and repurchase agreements which are collateralized by such obligations calling for resale in 397 days or less. Under normal circumstances the Portfolio will invest all of its net assets, plus borrowings for investment purposes, in obligations issued or guaranteed by the U.S. Treasury. The Fund will provide shareholders with at least 60 days' prior notice of any change in this policy.

The Fund's investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Fund and how an individual purchase would impact the yield of the Fund, against the backdrop of the Fund's overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Fund and how an individual purchase would impact the credit quality of the Fund, against the backdrop of the Fund's overall investment objective.

:	Principal Risks

•   Although the Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Fund.

•   The value of the Fund's shares and the securities held by the Fund can each decline in value.

•   The amount of income the Fund generates will vary with changes in prevailing interest rates.

•   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.

•   The U.S. Treasury Portfolio's investment policy of only investing in U.S. Treasury obligations and other obligations that are issued or guaranteed by the United States Government (including repurchase agreements), while minimizing risk of loss, may produce a lower yield than a policy of investing in other types of instruments.

:	Risk/Return Bar Chart and Table

The following performance information provides some indication of the risks of investing in the Institutional Shares of the U.S. Treasury Portfolio. The bar chart shows changes in the average annual total returns of the Institutional Shares of the U.S. Treasury Portfolio's performance from year to year. The table shows the Portfolio's average annual total returns for the one year, five year, ten year and since inception periods. While analyzing this information, please note that the Portfolio's past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Institutional Shares of the U.S. Treasury Portfolio may be obtained by calling the Fund toll free at (800) 433-1918.

U.S. Treasury Portfolio – Institutional Shares % Total Return Calendar Year End

As of June 30, 2011, the U.S. Treasury Portfolio Institutional Shares had a year-to-date return of 0.00%.

The U.S. Treasury Portfolio Institutional Shares' highest quarterly return was 1.36% for the quarter ended March 21, 2001; the lowest quarterly return was 0.00% for the quarter ended June 30, 2011.

Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Fund directly.

Average Annual Total Returns – For the period ended December 31, 2010
Average Annual Total Returns -		Institutional Class U.S. Treasury Portfolio Institutional Shares
One Year		none
Five Years		2.23%
Ten Years		2.20%
Since Inception	[1]	3.13%
[1]	The inception date for the U.S. Treasury Portfolio's Institutional Shares was November 18, 1996,

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DAILY INCOME FUND
Prospectus Date	rr_ProspectusDate	Jul 29, 2011
Institutional Class | U.S. Treasury Portfolio | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (includes Administration Fees listed below)	rr_OtherExpensesOverAssets	0.15%
Administration Fees	rr_Component1OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.27%
1 Year	rr_ExpenseExampleYear01	28
3 Years	rr_ExpenseExampleYear03	87
5 Years	rr_ExpenseExampleYear05	152
10 Years	rr_ExpenseExampleYear10	343
Annual Return 2001	rr_AnnualReturn2001	4.03%
Annual Return 2002	rr_AnnualReturn2002	1.72%
Annual Return 2003	rr_AnnualReturn2003	0.99%
Annual Return 2004	rr_AnnualReturn2004	1.13%
Annual Return 2005	rr_AnnualReturn2005	2.96%
Annual Return 2006	rr_AnnualReturn2006	4.80%
Annual Return 2007	rr_AnnualReturn2007	4.78%
Annual Return 2008	rr_AnnualReturn2008	1.58%
Annual Return 2009	rr_AnnualReturn2009	0.13%
Annual Return 2010	rr_AnnualReturn2010	0.00%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 21, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.36%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
One Year	rr_AverageAnnualReturnYear01	none
Five Years	rr_AverageAnnualReturnYear05	2.23%
Ten Years	rr_AverageAnnualReturnYear10	2.20%
Since Inception	rr_AverageAnnualReturnSinceInception	3.13%	[1]
Institutional Class | U.S. Treasury Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Institutional Shares of the U.S. Treasury Portfolio
Objective [Heading]	rr_ObjectiveHeading
:	Investment Objective

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the U.S. Treasury Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading
:	Fees and Expenses of the U.S. Treasury Portfolio

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the U.S. Treasury Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Institutional Shares of the U.S. Treasury Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Institutional Shares of the U.S. Treasury Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Institutional Shares of the U.S. Treasury Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading
:	Principal Investment Strategies

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of  $1.00 per share. The U.S. Treasury Portfolio seeks to achieve its objective by investing only in obligations backed by the full faith and credit of the United States government with maturities of 397 days or less and repurchase agreements which are collateralized by such obligations calling for resale in 397 days or less. Under normal circumstances the Portfolio will invest all of its net assets, plus borrowings for investment purposes, in obligations issued or guaranteed by the U.S. Treasury. The Fund will provide shareholders with at least 60 days' prior notice of any change in this policy.

The Fund's investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Fund and how an individual purchase would impact the yield of the Fund, against the backdrop of the Fund's overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Fund and how an individual purchase would impact the credit quality of the Fund, against the backdrop of the Fund's overall investment objective.

Risk [Heading]	rr_RiskHeading
:	Principal Risks

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

•   Although the Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Fund.

•   The value of the Fund's shares and the securities held by the Fund can each decline in value.

•   The amount of income the Fund generates will vary with changes in prevailing interest rates.

•   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.

•   The U.S. Treasury Portfolio's investment policy of only investing in U.S. Treasury obligations and other obligations that are issued or guaranteed by the United States Government (including repurchase agreements), while minimizing risk of loss, may produce a lower yield than a policy of investing in other types of instruments.

Risk Lose Money [Text]	rr_RiskLoseMoney	it is possible to lose money by investing in the Fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund

•   Although the Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Fund.

•   The value of the Fund's shares and the securities held by the Fund can each decline in value.

•   The amount of income the Fund generates will vary with changes in prevailing interest rates.

•   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	• An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading
:	Risk/Return Bar Chart and Table

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the Institutional Shares of the U.S. Treasury Portfolio. The bar chart shows changes in the average annual total returns of the Institutional Shares of the U.S. Treasury Portfolio's performance from year to year. The table shows the Portfolio's average annual total returns for the one year, five year, ten year and since inception periods. While analyzing this information, please note that the Portfolio's past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Institutional Shares of the U.S. Treasury Portfolio may be obtained by calling the Fund toll free at (800) 433-1918.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Institutional Shares of the U.S. Treasury Portfolio. The bar chart shows changes in the average annual total returns of the Institutional Shares of the U.S. Treasury Portfolio's performance from year to year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	While analyzing this information, please note that the Portfolio's past performance is not an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	U.S. Treasury Portfolio – Institutional Shares % Total Return Calendar Year End
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

As of June 30, 2011, the U.S. Treasury Portfolio Institutional Shares had a year-to-date return of 0.00%.

The U.S. Treasury Portfolio Institutional Shares' highest quarterly return was 1.36% for the quarter ended March 21, 2001; the lowest quarterly return was 0.00% for the quarter ended June 30, 2011.

Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Fund directly.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns – For the period ended December 31, 2010
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	(800) 433-1918

[1]	The inception date for the U.S. Treasury Portfolio's Institutional Shares was November 18, 1996,

Institutional Class | U.S. Government Portfolio
Summary of the Institutional Shares of the U.S. Government Portfolio
:	Investment Objective

The investment objective of the U.S. Government Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
:	Fees and Expenses of the U.S. Government Portfolio

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the U.S. Government Portfolio.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees -	Institutional Class U.S. Government Portfolio Institutional Shares
Sales Charge (Load) Imposed on Purchases	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	Institutional Class U.S. Government Portfolio Institutional Shares
Management Fees	0.12%
Distribution and Service (12b-1) Fees	none
Other Expenses (includes Administration Fees listed below)	0.13%
Administration Fees	0.05%
Total Annual Fund Operating Expenses	0.25%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Institutional Shares of the U.S. Government Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Institutional Shares of the U.S. Government Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Institutional Shares of the U.S. Government Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class U.S. Government Portfolio Institutional Shares	26	80	141	318

:	Principal Investment Strategies

The Fund seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of  $1.00 per share. The U.S. Government Portfolio seeks to achieve its objective by investing at least 80% of its net assets in short-term, marketable securities and instruments issued or guaranteed by the U.S. Government or by its agencies or instrumentalities, ("Government Securities") with maturities of 397 days or less, and repurchase agreements which are collateralized by the foregoing securities. For purposes of this test only, net assets include borrowings for investment purposes. The Fund will provide shareholders with at least 60 days' prior notice of any change in this policy. The U.S. Government Portfolio may also invest in loan participation interests where the borrower is the U.S. Government, or its agencies or instrumentalities.

The Fund's investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Fund and how an individual purchase would impact the yield of the Fund, against the backdrop of the Fund's overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Fund and how an individual purchase would impact the credit quality of the Fund, against the backdrop of the Fund's overall investment objective.

:	Principal Risks

•   Although the Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Fund.

•   The value of the Fund's shares and the securities held by the Fund can each decline in value.

•   The amount of income the Fund generates will vary with changes in prevailing interest rates.

•   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.

•   The U.S. Government Portfolio is exposed to the credit risk of the institutions that issue Government Securities. Changes in the credit quality of the issuers could affect their ability to meet their payment obligations of interest or principal. Any failure to make such payments could adversely affect the value of the security and your investment in the Fund.

•   The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.

:	Risk/Return Bar Chart and Table

The following performance information provides some indication of the risks of investing in the Institutional Shares of the U.S. Government Portfolio. The bar chart shows changes in the average annual total returns of the Institutional Shares of the U.S. Government Portfolio's performance from year to year. The table shows the Institutional Shares of the U.S. Government Portfolio's average annual total returns for the one year and since inception periods. The historical performance of the Advantage Shares, which are not offered in this prospectus, is used to calculate the performance for the Institutional Shares for the period of December 11, 2008 through May 5, 2009, when the Institutional Shares were not active. All of the classes of the U.S. Government Portfolio's shares are invested in the same portfolio of securities. The annual returns of the different classes of shares will differ only to the extent that the expenses of the classes differ. The actual performance of the Institutional Shares would have been higher than the Advantage Shares performance due to their lower fees and expenses. While analyzing this information, please note that the Portfolio's past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Institutional Shares of the U.S. Government Portfolio is available by calling the Fund toll free at (800) 433-1918.

U.S. Government Portfolio – Institutional Shares % Total Return Calendar Year End

As of June 30, 2011, the U.S. Government Portfolio Institutional Shares had a year-to-date return of 0.01%.

The U.S. Government Portfolio Institutional Shares' highest quarterly return was 1.27% for the quarter ended June 30, 2007; the lowest quarterly return was 0.00% for the quarter ended June 30, 2011.

Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Fund directly.

Average Annual Total Returns – For the period ended December 31, 2010
Average Annual Total Returns -		Institutional Class U.S. Government Portfolio Institutional Shares
One Year		0.04%
Since Inception	[1]	1.98%
[1]	The U.S. Government Portfolio Institutional Shares commenced operations on October 30, 2006, and were fully redeemed on December 11, 2008. It became active again on May 5, 2009. The performance information shown in the Average Annual Return Table above includes performance of the U.S. Government Portfolio Advantage Shares for the inactive period.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DAILY INCOME FUND
Prospectus Date	rr_ProspectusDate	Jul 29, 2011
Institutional Class | U.S. Government Portfolio | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (includes Administration Fees listed below)	rr_OtherExpensesOverAssets	0.13%
Administration Fees	rr_Component1OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.25%
1 Year	rr_ExpenseExampleYear01	26
3 Years	rr_ExpenseExampleYear03	80
5 Years	rr_ExpenseExampleYear05	141
10 Years	rr_ExpenseExampleYear10	318
Annual Return 2007	rr_AnnualReturn2007	4.96%
Annual Return 2008	rr_AnnualReturn2008	2.08%
Annual Return 2009	rr_AnnualReturn2009	0.35%
Annual Return 2010	rr_AnnualReturn2010	0.04%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.27%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
One Year	rr_AverageAnnualReturnYear01	0.04%
Since Inception	rr_AverageAnnualReturnSinceInception	1.98%	[1]
Institutional Class | U.S. Government Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Institutional Shares of the U.S. Government Portfolio
Objective [Heading]	rr_ObjectiveHeading
:	Investment Objective

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the U.S. Government Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading
:	Fees and Expenses of the U.S. Government Portfolio

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the U.S. Government Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Institutional Shares of the U.S. Government Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Institutional Shares of the U.S. Government Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Institutional Shares of the U.S. Government Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading
:	Principal Investment Strategies

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of  $1.00 per share. The U.S. Government Portfolio seeks to achieve its objective by investing at least 80% of its net assets in short-term, marketable securities and instruments issued or guaranteed by the U.S. Government or by its agencies or instrumentalities, ("Government Securities") with maturities of 397 days or less, and repurchase agreements which are collateralized by the foregoing securities. For purposes of this test only, net assets include borrowings for investment purposes. The Fund will provide shareholders with at least 60 days' prior notice of any change in this policy. The U.S. Government Portfolio may also invest in loan participation interests where the borrower is the U.S. Government, or its agencies or instrumentalities.

The Fund's investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Fund and how an individual purchase would impact the yield of the Fund, against the backdrop of the Fund's overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Fund and how an individual purchase would impact the credit quality of the Fund, against the backdrop of the Fund's overall investment objective.

Risk [Heading]	rr_RiskHeading
:	Principal Risks

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

•   Although the Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Fund.

•   The value of the Fund's shares and the securities held by the Fund can each decline in value.

•   The amount of income the Fund generates will vary with changes in prevailing interest rates.

•   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.

•   The U.S. Government Portfolio is exposed to the credit risk of the institutions that issue Government Securities. Changes in the credit quality of the issuers could affect their ability to meet their payment obligations of interest or principal. Any failure to make such payments could adversely affect the value of the security and your investment in the Fund.

•   The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.

Risk Lose Money [Text]	rr_RiskLoseMoney	it is possible to lose money by investing in the Fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund

•   Although the Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Fund.

•   The value of the Fund's shares and the securities held by the Fund can each decline in value.

•   The amount of income the Fund generates will vary with changes in prevailing interest rates.

•   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	• An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading
:	Risk/Return Bar Chart and Table

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information provides some indication of the risks of investing in the Institutional Shares of the U.S. Government Portfolio. The bar chart shows changes in the average annual total returns of the Institutional Shares of the U.S. Government Portfolio's performance from year to year. The table shows the Institutional Shares of the U.S. Government Portfolio's average annual total returns for the one year and since inception periods. The historical performance of the Advantage Shares, which are not offered in this prospectus, is used to calculate the performance for the Institutional Shares for the period of December 11, 2008 through May 5, 2009, when the Institutional Shares were not active. All of the classes of the U.S. Government Portfolio's shares are invested in the same portfolio of securities. The annual returns of the different classes of shares will differ only to the extent that the expenses of the classes differ. The actual performance of the Institutional Shares would have been higher than the Advantage Shares performance due to their lower fees and expenses. While analyzing this information, please note that the Portfolio's past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Institutional Shares of the U.S. Government Portfolio is available by calling the Fund toll free at (800) 433-1918.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Institutional Shares of the U.S. Government Portfolio. The bar chart shows changes in the average annual total returns of the Institutional Shares of the U.S. Government Portfolio's performance from year to year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	While analyzing this information, please note that the Portfolio's past performance is not an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	U.S. Government Portfolio – Institutional Shares % Total Return Calendar Year End
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

As of June 30, 2011, the U.S. Government Portfolio Institutional Shares had a year-to-date return of 0.01%.

The U.S. Government Portfolio Institutional Shares' highest quarterly return was 1.27% for the quarter ended June 30, 2007; the lowest quarterly return was 0.00% for the quarter ended June 30, 2011.

Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Fund directly.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns – For the period ended December 31, 2010
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	(800) 433-1918

[1]	The U.S. Government Portfolio Institutional Shares commenced operations on October 30, 2006, and were fully redeemed on December 11, 2008. It became active again on May 5, 2009. The performance information shown in the Average Annual Return Table above includes performance of the U.S. Government Portfolio Advantage Shares for the inactive period.

Institutional Class | Municipal Portfolio
Summary of the Institutional Shares of the Municipal Portfolio
:	Investment Objective

The investment objective of the Municipal Portfolio is to seek as high a level of tax-exempt current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
:	Fees and Expenses of the Municipal Portfolio

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Municipal Portfolio.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees -	Institutional Class Municipal Portfolio Institutional Shares
Sales Charge (Load) Imposed on Purchases	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	Institutional Class Municipal Portfolio Institutional Shares
Management Fees	0.12%
Distribution and Service (12b-1) Fees	none
Other Expenses (includes Administration Fees listed below)	0.18%
Administration Fees	0.05%
Total Annual Fund Operating Expenses	0.30%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Institutional Shares of the Municipal Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Institutional Shares of the Municipal Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Institutional Shares of the Municipal Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class Municipal Portfolio Institutional Shares	31	97	169	381

:	Principal Investment Strategies

The Fund seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of  $1.00 per share. The Municipal Portfolio seeks to achieve its objective by investing at least 80% of its net assets in obligations issued by states, territories and possessions of the United States and its political subdivisions, public authorities and other entities authorized to issue debt, including Participation Certificates therein the interest on which is exempt from regular federal income tax. For purposes of this test only, net assets include borrowings for investment purposes. The Fund will provide shareholders with at least 60 days' prior notice of any change in this policy. The maturities of variable rate demand instruments held in the Portfolio will be deemed to be the longer of the period required before the Portfolio is entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

The Fund's investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Fund and how an individual purchase would impact the yield of the Fund, against the backdrop of the Fund's overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Fund and how an individual purchase would impact the credit quality of the Fund, against the backdrop of the Fund's overall investment objective.

:	Principal Risks

•   Although the Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Fund.

•   The value of the Fund's shares and the securities held by the Fund can each decline in value.

•   The amount of income the Fund generates will vary with changes in prevailing interest rates.

•   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.

•   The Municipal Portfolio invests in municipal debt obligations. The value of these municipal obligations may be affected by uncertainties in the municipal debt market related to taxation. In addition, the payment of interest and preservation of capital are dependent upon the continuing ability of issuers and/or obligors of state, municipal and public authority debt obligations to meet these payment obligations.

•   Because the Municipal Portfolio may invest in Participation Certificates, investors should understand the characteristics of the banking industry and the risks that such investments entail. Adverse changes in economic and regulatory developments affecting the banking industry could affect the ability of the banks to meet their obligations. Such adverse economic changes may include substantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits. The activities of U.S. banks and most foreign banks are subject to comprehensive regulations which, in the case of U.S. regulations, have undergone substantial changes in the past decade and are currently subject to legislative and regulatory scrutiny. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of U.S. and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the market for real estate. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.

•   The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.

:	Risk/Return Bar Chart and Table

The following performance information provides some indication of the risks of investing in the Institutional Shares of the Municipal Portfolio. The bar chart shows changes in the Institutional Shares of the Municipal Portfolio's performance from year to year. The table shows the Portfolio's average annual total returns for the last one year and since inception periods. While analyzing this information, please note that the Portfolio's past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Institutional Shares of the Municipal Portfolio may be obtained by calling the Fund at (212) 830-5345 or toll free at (800) 433-1918.

Municipal Portfolio – Institutional Shares % Total Return Calendar Year End

As of June 30, 2011, the Municipal Portfolio Institutional Shares had a year-to-date return of 0.05%.

The Municipal Portfolio Institutional Shares' highest quarterly return was 0.91% for the quarter ended June 30, 2007; the lowest quarterly return was 0.02% for the quarter ended June 30, 2011.

Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Fund directly.

Average Annual Total Returns – For the period ended December 31, 2010
Average Annual Total Returns -		Institutional Class Municipal Portfolio Institutional Shares
One Year		0.22%
Since Inception	[1]	1.55%
[1]	The inception date for the Municipal Portfolio's Institutional Shares was October 30, 2006.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DAILY INCOME FUND
Prospectus Date	rr_ProspectusDate	Jul 29, 2011
Institutional Class | Municipal Portfolio | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (includes Administration Fees listed below)	rr_OtherExpensesOverAssets	0.18%
Administration Fees	rr_Component1OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.30%
1 Year	rr_ExpenseExampleYear01	31
3 Years	rr_ExpenseExampleYear03	97
5 Years	rr_ExpenseExampleYear05	169
10 Years	rr_ExpenseExampleYear10	381
Annual Return 2007	rr_AnnualReturn2007	2.80%
Annual Return 2008	rr_AnnualReturn2008	2.35%
Annual Return 2009	rr_AnnualReturn2009	0.64%
Annual Return 2010	rr_AnnualReturn2010	0.22%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.05%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.91%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.02%
One Year	rr_AverageAnnualReturnYear01	0.22%
Since Inception	rr_AverageAnnualReturnSinceInception	1.55%	[1]
Institutional Class | Municipal Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Institutional Shares of the Municipal Portfolio
Objective [Heading]	rr_ObjectiveHeading
:	Investment Objective

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Municipal Portfolio is to seek as high a level of tax-exempt current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading
:	Fees and Expenses of the Municipal Portfolio

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Municipal Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Institutional Shares of the Municipal Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Institutional Shares of the Municipal Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Institutional Shares of the Municipal Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading
:	Principal Investment Strategies

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of  $1.00 per share. The Municipal Portfolio seeks to achieve its objective by investing at least 80% of its net assets in obligations issued by states, territories and possessions of the United States and its political subdivisions, public authorities and other entities authorized to issue debt, including Participation Certificates therein the interest on which is exempt from regular federal income tax. For purposes of this test only, net assets include borrowings for investment purposes. The Fund will provide shareholders with at least 60 days' prior notice of any change in this policy. The maturities of variable rate demand instruments held in the Portfolio will be deemed to be the longer of the period required before the Portfolio is entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

The Fund's investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Fund and how an individual purchase would impact the yield of the Fund, against the backdrop of the Fund's overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Fund and how an individual purchase would impact the credit quality of the Fund, against the backdrop of the Fund's overall investment objective.

Risk [Heading]	rr_RiskHeading
:	Principal Risks

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

•   Although the Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Fund.

•   The value of the Fund's shares and the securities held by the Fund can each decline in value.

•   The amount of income the Fund generates will vary with changes in prevailing interest rates.

•   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.

•   The Municipal Portfolio invests in municipal debt obligations. The value of these municipal obligations may be affected by uncertainties in the municipal debt market related to taxation. In addition, the payment of interest and preservation of capital are dependent upon the continuing ability of issuers and/or obligors of state, municipal and public authority debt obligations to meet these payment obligations.

•   Because the Municipal Portfolio may invest in Participation Certificates, investors should understand the characteristics of the banking industry and the risks that such investments entail. Adverse changes in economic and regulatory developments affecting the banking industry could affect the ability of the banks to meet their obligations. Such adverse economic changes may include substantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits. The activities of U.S. banks and most foreign banks are subject to comprehensive regulations which, in the case of U.S. regulations, have undergone substantial changes in the past decade and are currently subject to legislative and regulatory scrutiny. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of U.S. and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the market for real estate. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.

•   The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.

Risk Lose Money [Text]	rr_RiskLoseMoney	it is possible to lose money by investing in the Fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund

•   Although the Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Fund.

•   The value of the Fund's shares and the securities held by the Fund can each decline in value.

•   The amount of income the Fund generates will vary with changes in prevailing interest rates.

•   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	• An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading
:	Risk/Return Bar Chart and Table

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the Institutional Shares of the Municipal Portfolio. The bar chart shows changes in the Institutional Shares of the Municipal Portfolio's performance from year to year. The table shows the Portfolio's average annual total returns for the last one year and since inception periods. While analyzing this information, please note that the Portfolio's past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Institutional Shares of the Municipal Portfolio may be obtained by calling the Fund at (212) 830-5345 or toll free at (800) 433-1918.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Institutional Shares of the Municipal Portfolio. The bar chart shows changes in the Institutional Shares of the Municipal Portfolio's performance from year to year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	While analyzing this information, please note that the Portfolio's past performance is not an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Municipal Portfolio – Institutional Shares % Total Return Calendar Year End
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

As of June 30, 2011, the Municipal Portfolio Institutional Shares had a year-to-date return of 0.05%.

The Municipal Portfolio Institutional Shares' highest quarterly return was 0.91% for the quarter ended June 30, 2007; the lowest quarterly return was 0.02% for the quarter ended June 30, 2011.

Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Fund directly.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns – For the period ended December 31, 2010
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	(800) 433-1918

[1]	The inception date for the Municipal Portfolio's Institutional Shares was October 30, 2006.

Institutional Service Class | Money Market Portfolio
Summary of the Institutional Service Shares of the Money Market Portfolio

:	Investment Objective

The investment objective of the Money Market Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

:	Fees and Expenses of the Money Market Portfolio

This table describes the fees and expenses that you may pay if you buy and hold Institutional Service Shares of the Money Market Portfolio.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees -	Institutional Service Class Money Market Portfolio Institutional Service Shares
Sales Charge (Load) Imposed on Purchases	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	Institutional Service Class Money Market Portfolio Institutional Service Shares
Management Fees	0.12%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (includes Administration Fees listed below)	0.14%
Administration Fees	0.05%
Total Annual Fund Operating Expenses	0.51%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Institutional Service Shares of the Money Market Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Institutional Service Shares of the Money Market Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Institutional Service Shares of the Money Market Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Service Class Money Market Portfolio Institutional Service Shares	52	164	285	640

:	Principal Investment Strategies

The Fund seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of  $1.00 per share. The Money Market Portfolio seeks to achieve its objective by investing principally in short-term money market obligations with maturities of 397 days or less, including bank certificates of deposit, time deposits, bankers' acceptances, high quality commercial paper, loan participation interests, securities issued or guaranteed by the United States Government, state agencies or instrumentalities, and repurchase agreements calling for resale in 397 days or less backed by the foregoing securities. The maturities of variable rate demand instruments held in the Portfolio will be deemed to be the longer of the period required before the Portfolio is entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

The Fund's investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Fund and how an individual purchase would impact the yield of the Fund, against the backdrop of the Fund's overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Fund and how an individual purchase would impact the credit quality of the Fund, against the backdrop of the Fund's overall investment objective.

:	Principal Risks

•   Although the Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Fund.

•   The value of the Fund's shares and the securities held by the Fund can each decline in value.

•   The amount of income the Fund generates will vary with changes in prevailing interest rates.

•   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.

•   The Money Market Portfolio may contain securities issued by foreign governments, or any of their political subdivisions, agencies or instrumentalities, and by foreign branches of domestic banks, foreign subsidiaries of domestic banks, domestic and foreign branches of foreign banks, and commercial paper issued by foreign issuers. Foreign securities may be subject to investment risks which may include adverse economic and political developments as well as lack of uniform accounting and financial reporting standards.

•   The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.

:	Risk/Return Bar Chart and Table

The following performance information provides some indication of the risks of investing in the Institutional Service Shares of the Money Market Portfolio. The bar chart shows changes in the Institutional Service Shares of the Money Market Portfolio's performance from year to year. The table shows the Portfolio's average annual total returns for the last one year, five year, ten year and since inception periods. While analyzing this information, please note that the Portfolio's past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Institutional Service Shares of the Money Market Portfolio may be obtained by calling the Fund at (212) 830-5345 or toll free at (800) 433-1918.

Money Market Portfolio – Institutional Service Shares % Total Return Calendar Year End

As of June 30, 2011, the Money Market Portfolio Institutional Service Shares had a year-to-date return of 0.00%

The Money Market Portfolio Institutional Service Shares' highest quarterly return was 1.37% for the quarter ended March 31, 2001; the lowest quarterly return was 0.00% for the quarter ended June 30, 2011.

Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Fund directly.

Average Annual Total Returns – For the period ended December 31, 2010
Average Annual Total Returns -		Institutional Service Class Money Market Portfolio Institutional Service Shares
One Year		none
Five Years		2.56%
Ten Years		2.28%
Since Inception	[1]	3.41%
[1]	The inception date for the Money Market Portfolio's Institutional Service Shares was April 3, 1995.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DAILY INCOME FUND
Prospectus Date	rr_ProspectusDate	Jul 29, 2011
Institutional Service Class | Money Market Portfolio | Institutional Service Shares
Risk/Return:	rr_RiskReturnAbstract
Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (includes Administration Fees listed below)	rr_OtherExpensesOverAssets	0.14%
Administration Fees	rr_Component1OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.51%
1 Year	rr_ExpenseExampleYear01	52
3 Years	rr_ExpenseExampleYear03	164
5 Years	rr_ExpenseExampleYear05	285
10 Years	rr_ExpenseExampleYear10	640
Annual Return 2001	rr_AnnualReturn2001	3.89%
Annual Return 2002	rr_AnnualReturn2002	1.46%
Annual Return 2003	rr_AnnualReturn2003	0.81%
Annual Return 2004	rr_AnnualReturn2004	0.99%
Annual Return 2005	rr_AnnualReturn2005	2.84%
Annual Return 2006	rr_AnnualReturn2006	4.71%
Annual Return 2007	rr_AnnualReturn2007	4.97%
Annual Return 2008	rr_AnnualReturn2008	2.83%
Annual Return 2009	rr_AnnualReturn2009	0.41%
Annual Return 2010	rr_AnnualReturn2010	0.00%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.37%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
One Year	rr_AverageAnnualReturnYear01	none
Five Years	rr_AverageAnnualReturnYear05	2.56%
Ten Years	rr_AverageAnnualReturnYear10	2.28%
Since Inception	rr_AverageAnnualReturnSinceInception	3.41%	[1]
Institutional Service Class | Money Market Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Institutional Service Shares of the Money Market Portfolio
Objective [Heading]	rr_ObjectiveHeading
:	Investment Objective

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Money Market Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading
:	Fees and Expenses of the Money Market Portfolio

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Institutional Service Shares of the Money Market Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Institutional Service Shares of the Money Market Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Institutional Service Shares of the Money Market Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Institutional Service Shares of the Money Market Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading
:	Principal Investment Strategies

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of  $1.00 per share. The Money Market Portfolio seeks to achieve its objective by investing principally in short-term money market obligations with maturities of 397 days or less, including bank certificates of deposit, time deposits, bankers' acceptances, high quality commercial paper, loan participation interests, securities issued or guaranteed by the United States Government, state agencies or instrumentalities, and repurchase agreements calling for resale in 397 days or less backed by the foregoing securities. The maturities of variable rate demand instruments held in the Portfolio will be deemed to be the longer of the period required before the Portfolio is entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

The Fund's investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Fund and how an individual purchase would impact the yield of the Fund, against the backdrop of the Fund's overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Fund and how an individual purchase would impact the credit quality of the Fund, against the backdrop of the Fund's overall investment objective.

Risk [Heading]	rr_RiskHeading
:	Principal Risks

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

•   Although the Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Fund.

•   The value of the Fund's shares and the securities held by the Fund can each decline in value.

•   The amount of income the Fund generates will vary with changes in prevailing interest rates.

•   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.

•   The Money Market Portfolio may contain securities issued by foreign governments, or any of their political subdivisions, agencies or instrumentalities, and by foreign branches of domestic banks, foreign subsidiaries of domestic banks, domestic and foreign branches of foreign banks, and commercial paper issued by foreign issuers. Foreign securities may be subject to investment risks which may include adverse economic and political developments as well as lack of uniform accounting and financial reporting standards.

•   The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.

Risk Lose Money [Text]	rr_RiskLoseMoney	it is possible to lose money by investing in the Fund
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund

•   Although the Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Fund.

•   The value of the Fund's shares and the securities held by the Fund can each decline in value.

•   The amount of income the Fund generates will vary with changes in prevailing interest rates.

•   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	• An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading
:	Risk/Return Bar Chart and Table

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information provides some indication of the risks of investing in the Institutional Service Shares of the Money Market Portfolio. The bar chart shows changes in the Institutional Service Shares of the Money Market Portfolio's performance from year to year. The table shows the Portfolio's average annual total returns for the last one year, five year, ten year and since inception periods. While analyzing this information, please note that the Portfolio's past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Institutional Service Shares of the Money Market Portfolio may be obtained by calling the Fund at (212) 830-5345 or toll free at (800) 433-1918.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Institutional Service Shares of the Money Market Portfolio. The bar chart shows changes in the Institutional Service Shares of the Money Market Portfolio's performance from year to year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	While analyzing this information, please note that the Portfolio's past performance is not an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Money Market Portfolio – Institutional Service Shares % Total Return Calendar Year End
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

As of June 30, 2011, the Money Market Portfolio Institutional Service Shares had a year-to-date return of 0.00%

The Money Market Portfolio Institutional Service Shares' highest quarterly return was 1.37% for the quarter ended March 31, 2001; the lowest quarterly return was 0.00% for the quarter ended June 30, 2011.

Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Fund directly.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns – For the period ended December 31, 2010
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	(800) 433-1918

[1]	The inception date for the Money Market Portfolio's Institutional Service Shares was April 3, 1995.

Institutional Service Class | U.S. Treasury Portfolio
Summary of the Institutional Service Shares of the U.S. Treasury Portfolio

:	Investment Objective

The investment objective of the U.S. Treasury Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

:	Fees and Expenses of the U.S. Treasury Portfolio

This table describes the fees and expenses that you may pay if you buy and hold Institutional Service Shares of the U.S. Treasury Portfolio.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees -	Institutional Service Class U.S. Treasury Portfolio Institutional Service Shares
Sales Charge (Load) Imposed on Purchases	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	Institutional Service Class U.S. Treasury Portfolio Institutional Service Shares
Management Fees	0.12%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (includes Administration Fees listed below)	0.14%
Administration Fees	0.05%
Total Annual Fund Operating Expenses	0.51%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Institutional Service Shares of the U.S. Treasury Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Institutional Service Shares of the U.S. Treasury Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Institutional Service Shares of the U.S. Treasury Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Service Class U.S. Treasury Portfolio Institutional Service Shares	52	164	285	640

:	Principal Investment Strategies

The Fund seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of  $1.00 per share. The U.S. Treasury Portfolio seeks to achieve its objective by investing only in obligations backed by the full faith and credit of the United States government with maturities of 397 days or less and repurchase agreements which are collateralized by such obligations calling for resale in 397 days or less. Under normal circumstances the Portfolio will invest all of its net assets, plus borrowings for investment purposes, in obligations issued or guaranteed by the U.S. Treasury. The Fund will provide shareholders with at least 60 days' prior notice of any change in this policy.

The Fund's investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Fund and how an individual purchase would impact the yield of the Fund, against the backdrop of the Fund's overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Fund and how an individual purchase would impact the credit quality of the Fund, against the backdrop of the Fund's overall investment objective.

:	Principal Risks

•   Although the Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Fund.

•   The value of the Fund's shares and the securities held by the Fund can each decline in value.

•   The amount of income the Fund generates will vary with changes in prevailing interest rates.

•   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.

•   The U.S. Treasury Portfolio's investment policy of only investing in U.S. Treasury obligations and other obligations that are issued or guaranteed by the United States Government (including repurchase agreements), while minimizing risk of loss, may produce a lower yield than a policy of investing in other types of instruments.

:	Risk/Return Bar Chart and Table

The following performance information provides some indication of the risks of investing in the Institutional Service Shares of the U.S. Treasury Portfolio. The bar chart shows changes in the average annual total returns of the Institutional Service Shares of the U.S. Treasury Portfolio's performance from year to year. The table shows the Portfolio's average annual total returns for the one year, five year, ten year and since inception periods. While analyzing this information, please note that the Portfolio's past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Institutional Service Shares of the U.S. Treasury Portfolio may be obtained by calling the Fund toll free at (800) 433-1918.

U.S. Treasury Portfolio – Institutional Service Shares % Total Return Calendar Year End

As of June 30, 2011, the U.S. Treasury Portfolio Institutional Service Shares had a year-to-date return of 0.00%.

The U.S. Treasury Portfolio Institutional Service Shares' highest quarterly return was 1.29% for the quarter ended March 31, 2001; the lowest quarterly return was 0.00% for the quarter ended June 30, 2011.

Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Fund directly.

Average Annual Total Returns – For the period ended December 31, 2010
Average Annual Total Returns -		Institutional Service Class U.S. Treasury Portfolio Institutional Service Shares
One Year		none
Five Years		2.06%
Ten Years		1.98%
Since Inception	[1]	3.04%
[1]	The inception date for the U.S. Treasury Portfolio's Institutional Service Shares was November 29, 1995.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DAILY INCOME FUND
Prospectus Date	rr_ProspectusDate	Jul 29, 2011
Institutional Service Class | U.S. Treasury Portfolio | Institutional Service Shares
Risk/Return:	rr_RiskReturnAbstract
Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (includes Administration Fees listed below)	rr_OtherExpensesOverAssets	0.14%
Administration Fees	rr_Component1OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.51%
1 Year	rr_ExpenseExampleYear01	52
3 Years	rr_ExpenseExampleYear03	164
5 Years	rr_ExpenseExampleYear05	285
10 Years	rr_ExpenseExampleYear10	640
Annual Return 2001	rr_AnnualReturn2001	3.78%
Annual Return 2002	rr_AnnualReturn2002	1.47%
Annual Return 2003	rr_AnnualReturn2003	0.74%
Annual Return 2004	rr_AnnualReturn2004	0.87%
Annual Return 2005	rr_AnnualReturn2005	2.70%
Annual Return 2006	rr_AnnualReturn2006	4.54%
Annual Return 2007	rr_AnnualReturn2007	4.52%
Annual Return 2008	rr_AnnualReturn2008	1.36%
Annual Return 2009	rr_AnnualReturn2009	0.01%
Annual Return 2010	rr_AnnualReturn2010	0.00%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.29%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
One Year	rr_AverageAnnualReturnYear01	none
Five Years	rr_AverageAnnualReturnYear05	2.06%
Ten Years	rr_AverageAnnualReturnYear10	1.98%
Since Inception	rr_AverageAnnualReturnSinceInception	3.04%	[1]
Institutional Service Class | U.S. Treasury Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Institutional Service Shares of the U.S. Treasury Portfolio
Objective [Heading]	rr_ObjectiveHeading
:	Investment Objective

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the U.S. Treasury Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading
:	Fees and Expenses of the U.S. Treasury Portfolio

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Institutional Service Shares of the U.S. Treasury Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Institutional Service Shares of the U.S. Treasury Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Institutional Service Shares of the U.S. Treasury Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Institutional Service Shares of the U.S. Treasury Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading
:	Principal Investment Strategies

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of  $1.00 per share. The U.S. Treasury Portfolio seeks to achieve its objective by investing only in obligations backed by the full faith and credit of the United States government with maturities of 397 days or less and repurchase agreements which are collateralized by such obligations calling for resale in 397 days or less. Under normal circumstances the Portfolio will invest all of its net assets, plus borrowings for investment purposes, in obligations issued or guaranteed by the U.S. Treasury. The Fund will provide shareholders with at least 60 days' prior notice of any change in this policy.

The Fund's investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Fund and how an individual purchase would impact the yield of the Fund, against the backdrop of the Fund's overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Fund and how an individual purchase would impact the credit quality of the Fund, against the backdrop of the Fund's overall investment objective.

Risk [Heading]	rr_RiskHeading
:	Principal Risks

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

•   Although the Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Fund.

•   The value of the Fund's shares and the securities held by the Fund can each decline in value.

•   The amount of income the Fund generates will vary with changes in prevailing interest rates.

•   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.

•   The U.S. Treasury Portfolio's investment policy of only investing in U.S. Treasury obligations and other obligations that are issued or guaranteed by the United States Government (including repurchase agreements), while minimizing risk of loss, may produce a lower yield than a policy of investing in other types of instruments.

Risk Lose Money [Text]	rr_RiskLoseMoney	it is possible to lose money by investing in the Fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund

•   Although the Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Fund.

•   The value of the Fund's shares and the securities held by the Fund can each decline in value.

•   The amount of income the Fund generates will vary with changes in prevailing interest rates.

•   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	• An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading
:	Risk/Return Bar Chart and Table

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information provides some indication of the risks of investing in the Institutional Service Shares of the U.S. Treasury Portfolio. The bar chart shows changes in the average annual total returns of the Institutional Service Shares of the U.S. Treasury Portfolio's performance from year to year. The table shows the Portfolio's average annual total returns for the one year, five year, ten year and since inception periods. While analyzing this information, please note that the Portfolio's past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Institutional Service Shares of the U.S. Treasury Portfolio may be obtained by calling the Fund toll free at (800) 433-1918.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Institutional Service Shares of the U.S. Treasury Portfolio. The bar chart shows changes in the average annual total returns of the Institutional Service Shares of the U.S. Treasury Portfolio's performance from year to year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	While analyzing this information, please note that the Portfolio's past performance is not an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	U.S. Treasury Portfolio – Institutional Service Shares % Total Return Calendar Year End
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
As of June 30, 2011, the U.S. Treasury Portfolio Institutional Service Shares had a year-to-date return of 0.00%.

The U.S. Treasury Portfolio Institutional Service Shares' highest quarterly return was 1.29% for the quarter ended March 31, 2001; the lowest quarterly return was 0.00% for the quarter ended June 30, 2011.

Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Fund directly.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns – For the period ended December 31, 2010
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	(800) 433-1918

[1]	The inception date for the U.S. Treasury Portfolio's Institutional Service Shares was November 29, 1995.

Institutional Service Class | U.S. Government Portfolio
Summary of the Institutional Service Shares of the U.S. Government Portfolio

:	Investment Objective

The investment objective of the U.S. Government Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

:	Fees and Expenses of the U.S. Government Portfolio

This table describes the fees and expenses that you may pay if you buy and hold Institutional Service Shares of the U.S. Government Portfolio.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees -	Institutional Service Class U.S. Government Portfolio Institutional Service Shares
Sales Charge (Load) Imposed on Purchases	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	Institutional Service Class U.S. Government Portfolio Institutional Service Shares
Management Fees	0.12%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (includes Administration Fees listed below)	0.13%
Administration Fees	0.05%
Total Annual Fund Operating Expenses	0.50%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Institutional Service Shares of the U.S. Government Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Institutional Service Shares of the U.S. Government Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Institutional Service Shares of the U.S. Government Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Service Class U.S. Government Portfolio Institutional Service Shares	51	160	280	628

:	Principal Investment Strategies

The Fund seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of  $1.00 per share. The U.S. Government Portfolio seeks to achieve its objective by investing at least 80% of its net assets in short-term, marketable securities and instruments issued or guaranteed by the U.S. Government or by its agencies or instrumentalities, ("Government Securities") with maturities of 397 days or less, and repurchase agreements which are collateralized by the foregoing securities. For purposes of this test only, net assets include borrowings for investment purposes. The Fund will provide shareholders with at least 60 days' prior notice of any change in this policy. The U.S. Government Portfolio may also invest in loan participation interests where the borrower is the U.S. Government or its agencies or instrumentalities.

The Fund's investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Fund and how an individual purchase would impact the yield of the Fund, against the backdrop of the Fund's overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Fund and how an individual purchase would impact the credit quality of the Fund, against the backdrop of the Fund's overall investment objective.

:	Principal Risks

•   Although the Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Fund.

•   The value of the Fund's shares and the securities held by the Fund can each decline in value.

•   The amount of income the Fund generates will vary with changes in prevailing interest rates.

•   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.

 •   The U.S. Government Portfolio is exposed to the credit risk of the institutions that issue Government Securities. Changes in the credit quality of the issuers could affect their ability to meet their payment obligations of interest or principal. Any failure to make such payments could adversely affect the value of the security and your investment in the Fund.

•   The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.

:	Risk/Return Bar Chart and Table

The following performance information provides some indication of the risks of investing in the Institutional Service Shares of the U.S. Government Portfolio. The bar chart shows changes in the Institutional Service Shares of the U.S. Government Portfolio's performance from year to year. The table shows the Portfolio's average annual total returns for the last one year and since inception periods. While analyzing this information, please note that the Portfolio's past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Institutional Service Shares of the U.S. Government Portfolio may be obtained by calling the Fund at (212) 830-5345 or toll free at (800) 433-1918.

U.S. Government Portfolio – Institutional Service Shares % Total Return Calendar Year End

As of June 30, 2011, the U.S. Government Portfolio Institutional Service Shares had a year-to-date return of 0.00%.

The U.S. Government Portfolio Institutional Service Shares' highest quarterly return was 1.22% for the quarter ended June 30, 2007; the lowest quarterly return was 0.00% for the quarter ended March 31, 2011.

Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Fund directly.

Average Annual Total Returns – For the period ended December 31, 2010
Average Annual Total Returns -		Institutional Service Class U.S. Government Portfolio Institutional Service Shares
One Year		none
Since Inception	[1]	1.51%
[1]	The inception date for the U.S. Government Portfolio's Institutional Service Shares was March 19, 2007.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DAILY INCOME FUND
Prospectus Date	rr_ProspectusDate	Jul 29, 2011
Institutional Service Class | U.S. Government Portfolio | Institutional Service Shares
Risk/Return:	rr_RiskReturnAbstract
Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (includes Administration Fees listed below)	rr_OtherExpensesOverAssets	0.13%
Administration Fees	rr_Component1OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.50%
1 Year	rr_ExpenseExampleYear01	51
3 Years	rr_ExpenseExampleYear03	160
5 Years	rr_ExpenseExampleYear05	280
10 Years	rr_ExpenseExampleYear10	628
Annual Return 2008	rr_AnnualReturn2008	1.88%
Annual Return 2009	rr_AnnualReturn2009	0.19%
Annual Return 2010	rr_AnnualReturn2010	0.00%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.22%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
One Year	rr_AverageAnnualReturnYear01	none
Since Inception	rr_AverageAnnualReturnSinceInception	1.51%	[1]
Institutional Service Class | U.S. Government Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Institutional Service Shares of the U.S. Government Portfolio
Objective [Heading]	rr_ObjectiveHeading
:	Investment Objective

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the U.S. Government Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading
:	Fees and Expenses of the U.S. Government Portfolio

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Institutional Service Shares of the U.S. Government Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Institutional Service Shares of the U.S. Government Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Institutional Service Shares of the U.S. Government Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Institutional Service Shares of the U.S. Government Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading
:	Principal Investment Strategies

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of  $1.00 per share. The U.S. Government Portfolio seeks to achieve its objective by investing at least 80% of its net assets in short-term, marketable securities and instruments issued or guaranteed by the U.S. Government or by its agencies or instrumentalities, ("Government Securities") with maturities of 397 days or less, and repurchase agreements which are collateralized by the foregoing securities. For purposes of this test only, net assets include borrowings for investment purposes. The Fund will provide shareholders with at least 60 days' prior notice of any change in this policy. The U.S. Government Portfolio may also invest in loan participation interests where the borrower is the U.S. Government or its agencies or instrumentalities.

The Fund's investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Fund and how an individual purchase would impact the yield of the Fund, against the backdrop of the Fund's overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Fund and how an individual purchase would impact the credit quality of the Fund, against the backdrop of the Fund's overall investment objective.

Risk [Heading]	rr_RiskHeading
:	Principal Risks

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

•   Although the Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Fund.

•   The value of the Fund's shares and the securities held by the Fund can each decline in value.

•   The amount of income the Fund generates will vary with changes in prevailing interest rates.

•   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.

 •   The U.S. Government Portfolio is exposed to the credit risk of the institutions that issue Government Securities. Changes in the credit quality of the issuers could affect their ability to meet their payment obligations of interest or principal. Any failure to make such payments could adversely affect the value of the security and your investment in the Fund.

•   The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.

Risk Lose Money [Text]	rr_RiskLoseMoney	it is possible to lose money by investing in the Fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund

•   Although the Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Fund.

•   The value of the Fund's shares and the securities held by the Fund can each decline in value.

•   The amount of income the Fund generates will vary with changes in prevailing interest rates.

•   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	• An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading
:	Risk/Return Bar Chart and Table

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information provides some indication of the risks of investing in the Institutional Service Shares of the U.S. Government Portfolio. The bar chart shows changes in the Institutional Service Shares of the U.S. Government Portfolio's performance from year to year. The table shows the Portfolio's average annual total returns for the last one year and since inception periods. While analyzing this information, please note that the Portfolio's past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Institutional Service Shares of the U.S. Government Portfolio may be obtained by calling the Fund at (212) 830-5345 or toll free at (800) 433-1918.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Institutional Service Shares of the U.S. Government Portfolio. The bar chart shows changes in the Institutional Service Shares of the U.S. Government Portfolio's performance from year to year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	While analyzing this information, please note that the Portfolio's past performance is not an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	U.S. Government Portfolio – Institutional Service Shares % Total Return Calendar Year End
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

As of June 30, 2011, the U.S. Government Portfolio Institutional Service Shares had a year-to-date return of 0.00%.

The U.S. Government Portfolio Institutional Service Shares' highest quarterly return was 1.22% for the quarter ended June 30, 2007; the lowest quarterly return was 0.00% for the quarter ended March 31, 2011.

Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Fund directly.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns – For the period ended December 31, 2010
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	(800) 433-1918

[1]	The inception date for the U.S. Government Portfolio's Institutional Service Shares was March 19, 2007.

Institutional Service Class | Municipal Portfolio
Summary of the Institutional Service Shares of the Municipal Portfolio

:	Investment Objective

The investment objective of the Municipal Portfolio is to seek as high a level of tax-exempt current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

:	Fees and Expenses of the Municipal Portfolio

This table describes the fees and expenses that you may pay if you buy and hold Institutional Service Shares of the Municipal Portfolio.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees -	Institutional Service Class Municipal Portfolio Institutional Service Shares
Sales Charge (Load) Imposed on Purchases	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Institutional Service Class Municipal Portfolio Institutional Service Shares
Management Fees		0.12%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (includes Administration Fees listed below)	[1]	0.18%
Administration Fees		0.05%
Total Annual Fund Operating Expenses		0.55%
[1]	Other expenses for the current fiscal year are estimated as the Institutional Service Shares of the Municipal Portfolio are not currently active.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Institutional Service Shares of the Municipal Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Institutional Service Shares of the Municipal Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Institutional Service Shares of the Municipal Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Service Class Municipal Portfolio Institutional Service Shares	56	176	307	689

:	Principal Investment Strategies

The Fund seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of  $1.00 per share. The Municipal Portfolio seeks to achieve its objective by investing at least 80% of its net assets in obligations issued by states, territories and possessions of the United States and its political subdivisions, public authorities and other entities authorized to issue debt, including Participation Certificates therein the interest on which is exempt from regular federal income tax. For purposes of this test only, net assets include borrowings for investment purposes. The Fund will provide shareholders with at least 60 days' prior notice of any change in this policy. The maturities of variable rate demand instruments held in the Portfolio will be deemed to be the longer of the period required before the Portfolio is entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

The Fund's investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Fund and how an individual purchase would impact the yield of the Fund, against the backdrop of the Fund's overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Fund and how an individual purchase would impact the credit quality of the Fund, against the backdrop of the Fund's overall investment objective.

:	Principal Risks

• Although the Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Fund.

 • The value of the Fund's shares and the securities held by the Fund can each decline in value.

• The amount of income the Fund generates will vary with changes in prevailing interest rates.

• An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.

• The Municipal Portfolio invests in municipal debt obligations. The value of these municipal obligations may be affected by uncertainties in the municipal debt market related to taxation. In addition, the payment of interest and preservation of capital are dependent upon the continuing ability of issuers and/or obligors of state, municipal and public authority debt obligations to meet these payment obligations.

• Because the Municipal Portfolio may invest in Participation Certificates, investors should understand the characteristics of the banking industry and the risks that such investments entail. Adverse changes in economic and regulatory developments affecting the banking industry could affect the ability of the banks to meet their obligations. Such adverse economic changes may include substantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits. The activities of U.S. banks and most foreign banks are subject to comprehensive regulations which, in the case of U.S. regulations, have undergone substantial changes in the past decade and are currently subject to legislative and regulatory scrutiny. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of U.S. and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the market for real estate. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.

• The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.

:	Risk/Return Bar Chart and Table

The following performance information provides some indication of the risks of investing in the Institutional Service Shares of the Municipal Portfolio. The bar chart shows changes in the average annual total returns of the Institutional Shares of the Municipal Portfolio's performance from year to year.The table shows the Institutional Shares of the Municipal Portfolio's average annual total returns for the one year and since inception periods. The historical performance of the Institutional Shares, which are not offered in this prospectus, is used to calculate the performance for the Institutional Service Shares which are not currently active. All of the classes of the Municipal Portfolio's shares are invested in the same portfolio of securities. The annual returns of the different classes of shares will differ only to the extent that the expenses of the classes differ. The actual performance of the Institutional Service Shares would have been lower than the Institutional Shares performance due to their higher fees and expenses.While analyzing this information, please note that the Portfolio's past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Institutional Service Shares of the Municipal Portfolio will be available once the shares are active by calling the Fund toll free at (800) 433-1918.

Municipal Portfolio – Institutional Shares % Total Return Calendar Year End

As of June 30, 2011, the Municipal Portfolio Institutional Shares had a year-to-date return of 0.05%.

The Municipal Portfolio Institutional Shares' highest quarterly return was 0.91% for the quarter ended June 30, 2007; the lowest quarterly return was 0.02% for the quarter ended June 30, 2011.

Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Fund directly.

Average Annual Total Returns – For the period ended December 31, 2010
Average Annual Total Returns -		Institutional Service Class Municipal Portfolio Institutional Shares
One Year		0.22%
Since Inception	[1]	1.55%
[1]	The inception date for the Municipal Portfolio's Institutional Service Shares was March 19, 2007 and they were fully liquidated on December 21, 2009. The information presented is for the longest running share class of the Portfolio, the Institutional Shares. The inception date of the Institutional Shares is October 30, 2006.

The returns shown above are those of the Institutional Shares of the Municipal Portfolio which are not offered in this Prospectus. The Institutional Shares and the Institutional Service Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities, however, annual returns of the Institutional Service Shares would have been lower than returns for Institutional Shares because Institutional Shares have lower fees and expenses.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DAILY INCOME FUND
Prospectus Date	rr_ProspectusDate	Jul 29, 2011
Institutional Service Class | Municipal Portfolio | Institutional Service Shares
Risk/Return:	rr_RiskReturnAbstract
Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (includes Administration Fees listed below)	rr_OtherExpensesOverAssets	0.18%	[1]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.55%
1 Year	rr_ExpenseExampleYear01	56
3 Years	rr_ExpenseExampleYear03	176
5 Years	rr_ExpenseExampleYear05	307
10 Years	rr_ExpenseExampleYear10	689
Institutional Service Class | Municipal Portfolio | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2007	rr_AnnualReturn2007	2.80%
Annual Return 2008	rr_AnnualReturn2008	2.35%
Annual Return 2009	rr_AnnualReturn2009	0.64%
Annual Return 2010	rr_AnnualReturn2010	0.22%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.05%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.91%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.02%
One Year	rr_AverageAnnualReturnYear01	0.22%
Since Inception	rr_AverageAnnualReturnSinceInception	1.55%	[2]
Institutional Service Class | Municipal Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Institutional Service Shares of the Municipal Portfolio
Objective [Heading]	rr_ObjectiveHeading
:	Investment Objective

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Municipal Portfolio is to seek as high a level of tax-exempt current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading
:	Fees and Expenses of the Municipal Portfolio

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Institutional Service Shares of the Municipal Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses for the current fiscal year are estimated as the Institutional Service Shares of the Municipal Portfolio are not currently active
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Institutional Service Shares of the Municipal Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Institutional Service Shares of the Municipal Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Institutional Service Shares of the Municipal Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading
:	Principal Investment Strategies

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of  $1.00 per share. The Municipal Portfolio seeks to achieve its objective by investing at least 80% of its net assets in obligations issued by states, territories and possessions of the United States and its political subdivisions, public authorities and other entities authorized to issue debt, including Participation Certificates therein the interest on which is exempt from regular federal income tax. For purposes of this test only, net assets include borrowings for investment purposes. The Fund will provide shareholders with at least 60 days' prior notice of any change in this policy. The maturities of variable rate demand instruments held in the Portfolio will be deemed to be the longer of the period required before the Portfolio is entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

The Fund's investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Fund and how an individual purchase would impact the yield of the Fund, against the backdrop of the Fund's overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Fund and how an individual purchase would impact the credit quality of the Fund, against the backdrop of the Fund's overall investment objective.

Risk [Heading]	rr_RiskHeading
:	Principal Risks

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
• Although the Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Fund.

 • The value of the Fund's shares and the securities held by the Fund can each decline in value.

• The amount of income the Fund generates will vary with changes in prevailing interest rates.

• An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.

• The Municipal Portfolio invests in municipal debt obligations. The value of these municipal obligations may be affected by uncertainties in the municipal debt market related to taxation. In addition, the payment of interest and preservation of capital are dependent upon the continuing ability of issuers and/or obligors of state, municipal and public authority debt obligations to meet these payment obligations.

• Because the Municipal Portfolio may invest in Participation Certificates, investors should understand the characteristics of the banking industry and the risks that such investments entail. Adverse changes in economic and regulatory developments affecting the banking industry could affect the ability of the banks to meet their obligations. Such adverse economic changes may include substantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits. The activities of U.S. banks and most foreign banks are subject to comprehensive regulations which, in the case of U.S. regulations, have undergone substantial changes in the past decade and are currently subject to legislative and regulatory scrutiny. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of U.S. and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the market for real estate. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.

• The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.

Risk Lose Money [Text]	rr_RiskLoseMoney	it is possible to lose money by investing in the Fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	• Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

 • The value of the Fund's shares and the securities held by the Fund can each decline in value.

• The amount of income the Fund generates will vary with changes in prevailing interest rates.

• An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	• An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading
:	Risk/Return Bar Chart and Table

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information provides some indication of the risks of investing in the Institutional Service Shares of the Municipal Portfolio. The bar chart shows changes in the average annual total returns of the Institutional Shares of the Municipal Portfolio's performance from year to year.The table shows the Institutional Shares of the Municipal Portfolio's average annual total returns for the one year and since inception periods. The historical performance of the Institutional Shares, which are not offered in this prospectus, is used to calculate the performance for the Institutional Service Shares which are not currently active. All of the classes of the Municipal Portfolio's shares are invested in the same portfolio of securities. The annual returns of the different classes of shares will differ only to the extent that the expenses of the classes differ. The actual performance of the Institutional Service Shares would have been lower than the Institutional Shares performance due to their higher fees and expenses.While analyzing this information, please note that the Portfolio's past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Institutional Service Shares of the Municipal Portfolio will be available once the shares are active by calling the Fund toll free at (800) 433-1918.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Institutional Service Shares of the Municipal Portfolio. The bar chart shows changes in the average annual total returns of the Institutional Shares of the Municipal Portfolio's performance from year to year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	While analyzing this information, please note that the Portfolio's past performance is not an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Municipal Portfolio – Institutional Shares % Total Return Calendar Year End
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

As of June 30, 2011, the Municipal Portfolio Institutional Shares had a year-to-date return of 0.05%.

The Municipal Portfolio Institutional Shares' highest quarterly return was 0.91% for the quarter ended June 30, 2007; the lowest quarterly return was 0.02% for the quarter ended June 30, 2011.

Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Fund directly.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns – For the period ended December 31, 2010
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The returns shown above are those of the Institutional Shares of the Municipal Portfolio which are not offered in this Prospectus. The Institutional Shares and the Institutional Service Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities, however, annual returns of the Institutional Service Shares would have been lower than returns for Institutional Shares because Institutional Shares have lower fees and expenses.

Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	(800) 433-1918

[1]	Other expenses for the current fiscal year are estimated as the Institutional Service Shares of the Municipal Portfolio are not currently active.
[2]	The inception date for the Municipal Portfolio's Institutional Service Shares was March 19, 2007 and they were fully liquidated on December 21, 2009. The information presented is for the longest running share class of the Portfolio, the Institutional Shares. The inception date of the Institutional Shares is October 30, 2006.

Investor Class | Money Market Portfolio
Summary of the Investor Shares of the Money Market Portfolio

:	Investment Objective

The investment objective of the Money Market Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

:	Fees and Expenses of the Money Market Portfolio

This table describes the fees and expenses that you may pay if you buy and hold Investor Shares of the Money Market Portfolio.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees -	Investor Class Money Market Portfolio Investor Shares
Sales Charge (Load) Imposed on Purchases	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	Investor Class Money Market Portfolio Investor Shares
Management Fees	0.12%
Distribution and Service (12b-1) Fees	0.45%
Other Expenses (includes Administration Fees listed below)	0.16%
Administration Fees	0.05%
Total Annual Fund Operating Expenses	0.73%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Investor Shares of the Money Market Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Investor Shares of the Money Market Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Investor Shares of the Money Market Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class Money Market Portfolio Investor Shares	75	233	406	906

:	Principal Investment Strategies

The Fund seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of  $1.00 per share. The Money Market Portfolio seeks to achieve its objective by investing principally in short-term money market obligations with maturities of 397 days or less, including bank certificates of deposit, time deposits, bankers' acceptances, high quality commercial paper, loan participation interests, securities issued or guaranteed by the United States Government, state agencies or instrumentalities, and repurchase agreements calling for resale in 397 days or less backed by the foregoing securities. The maturities of variable rate demand instruments held in the Portfolio will be deemed to be the longer of the period required before the Portfolio is entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

The Fund's investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Fund and how an individual purchase would impact the yield of the Fund, against the backdrop of the Fund's overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Fund and how an individual purchase would impact the credit quality of the Fund, against the backdrop of the Fund's overall investment objective.

:	Principal Risks

•	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

•	The value of the Fund's shares and the securities held by the Fund can each decline in value.

•	The amount of income the Fund generates will vary with changes in prevailing interest rates.

•	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.

•

The Money Market Portfolio may contain securities issued by foreign governments, or any of their political subdivisions, agencies or instrumentalities, and by foreign branches of domestic banks, foreign subsidiaries of domestic banks, domestic and foreign branches of foreign banks, and commercial paper issued by foreign issuers. Foreign securities may be subject to investment risks which may include adverse economic and political developments as well as lack of uniform accounting and financial reporting standards.

•	The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.

:	Risk/Return Bar Chart and Table

The following performance information provides some indication of the risks of investing in the Investor Shares of the Money Market Portfolio. The bar chart shows changes in the Investor Shares of the Money Market Portfolio's performance from year to year. The table shows the Portfolio's average annual total returns for the last one year and since inception periods. While analyzing this information, please note that the Portfolio's past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Investor Shares of the Money Market Portfolio may be obtained by calling the Fund at (212) 830-5345 or toll free at (800) 433-1918.

Money Market Portfolio – Investor Shares % Total Return Calendar Year End

As of June 30, 2011, the Money Market Portfolio Investor Shares had a year-to-date return of 0.00%.

The Money Market Portfolio Investor Shares' highest quarterly return was 1.20% for the quarter ended September 30, 2007; the lowest quarterly return was 0.00% for the quarter ended June 30, 2011.

Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Fund directly.

Average Annual Total Returns – For the period ended December 31, 2010
Average Annual Total Returns -		Investor Class Money Market Portfolio Investor Shares
One Year		none
Since Inception	[1]	1.97%
[1]	The inception date for the Money Market Portfolio's Investor Shares was November 28, 2006.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DAILY INCOME FUND
Prospectus Date	rr_ProspectusDate	Jul 29, 2011
Investor Class | Money Market Portfolio | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.45%
Other Expenses (includes Administration Fees listed below)	rr_OtherExpensesOverAssets	0.16%
Administration Fees	rr_Component1OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.73%
1 Year	rr_ExpenseExampleYear01	75
3 Years	rr_ExpenseExampleYear03	233
5 Years	rr_ExpenseExampleYear05	406
10 Years	rr_ExpenseExampleYear10	906
Annual Return 2007	rr_AnnualReturn2007	4.76%
Annual Return 2008	rr_AnnualReturn2008	2.64%
Annual Return 2009	rr_AnnualReturn2009	0.30%
Annual Return 2010	rr_AnnualReturn2010	0.00%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
One Year	rr_AverageAnnualReturnYear01	none
Since Inception	rr_AverageAnnualReturnSinceInception	1.97%	[1]
Investor Class | Money Market Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Investor Shares of the Money Market Portfolio
Objective [Heading]	rr_ObjectiveHeading

:	Investment Objective

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Money Market Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading
:	Fees and Expenses of the Money Market Portfolio

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Investor Shares of the Money Market Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Investor Shares of the Money Market Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Investor Shares of the Money Market Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Investor Shares of the Money Market Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading
:	Principal Investment Strategies

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of  $1.00 per share. The Money Market Portfolio seeks to achieve its objective by investing principally in short-term money market obligations with maturities of 397 days or less, including bank certificates of deposit, time deposits, bankers' acceptances, high quality commercial paper, loan participation interests, securities issued or guaranteed by the United States Government, state agencies or instrumentalities, and repurchase agreements calling for resale in 397 days or less backed by the foregoing securities. The maturities of variable rate demand instruments held in the Portfolio will be deemed to be the longer of the period required before the Portfolio is entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

The Fund's investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Fund and how an individual purchase would impact the yield of the Fund, against the backdrop of the Fund's overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Fund and how an individual purchase would impact the credit quality of the Fund, against the backdrop of the Fund's overall investment objective.

Risk [Heading]	rr_RiskHeading
:	Principal Risks

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

•	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

•	The value of the Fund's shares and the securities held by the Fund can each decline in value.

•	The amount of income the Fund generates will vary with changes in prevailing interest rates.

•	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.

•

The Money Market Portfolio may contain securities issued by foreign governments, or any of their political subdivisions, agencies or instrumentalities, and by foreign branches of domestic banks, foreign subsidiaries of domestic banks, domestic and foreign branches of foreign banks, and commercial paper issued by foreign issuers. Foreign securities may be subject to investment risks which may include adverse economic and political developments as well as lack of uniform accounting and financial reporting standards.

•	The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.

Risk Lose Money [Text]	rr_RiskLoseMoney	it is possible to lose money by investing in the Fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund
•	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

•	The value of the Fund's shares and the securities held by the Fund can each decline in value.

•	The amount of income the Fund generates will vary with changes in prevailing interest rates.

•	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading
:	Risk/Return Bar Chart and Table

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information provides some indication of the risks of investing in the Investor Shares of the Money Market Portfolio. The bar chart shows changes in the Investor Shares of the Money Market Portfolio's performance from year to year. The table shows the Portfolio's average annual total returns for the last one year and since inception periods. While analyzing this information, please note that the Portfolio's past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Investor Shares of the Money Market Portfolio may be obtained by calling the Fund at (212) 830-5345 or toll free at (800) 433-1918.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Investor Shares of the Money Market Portfolio. The bar chart shows changes in the Investor Shares of the Money Market Portfolio's performance from year to year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	While analyzing this information, please note that the Portfolio's past performance is not an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Money Market Portfolio – Investor Shares % Total Return Calendar Year End
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

As of June 30, 2011, the Money Market Portfolio Investor Shares had a year-to-date return of 0.00%.

The Money Market Portfolio Investor Shares' highest quarterly return was 1.20% for the quarter ended September 30, 2007; the lowest quarterly return was 0.00% for the quarter ended June 30, 2011.

Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Fund directly.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns – For the period ended December 31, 2010
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	(800) 433-1918

[1]	The inception date for the Money Market Portfolio's Investor Shares was November 28, 2006.

Investor Class | U.S. Treasury Portfolio
Summary of the Investor Shares of the U.S. Treasury Portfolio

:	Investment Objective

The investment objective of the U.S. Treasury Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

:	Fees and Expenses of the U.S. Treasury Portfolio

This table describes the fees and expenses that you may pay if you buy and hold Investor Shares of the U.S. Treasury Portfolio.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees -	Investor Class U.S. Treasury Portfolio Investor Shares
Sales Charge (Load) Imposed on Purchases	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	Investor Class U.S. Treasury Portfolio Investor Shares
Management Fees	0.12%
Distribution and Service (12b-1) Fees	0.45%
Other Expenses (includes Administration Fees listed below)	0.17%
Administration Fees	0.05%
Total Annual Fund Operating Expenses	0.74%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Investor Shares of the U.S. Treasury Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Investor Shares of the U.S. Treasury Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Investor Shares of the U.S. Treasury Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class U.S. Treasury Portfolio Investor Shares	76	237	411	918

:	Principal Investment Strategies

The Fund seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of  $1.00 per share. The U.S. Treasury Portfolio seeks to achieve its objective by investing only in obligations backed by the full faith and credit of the United States government with maturities of 397 days or less and repurchase agreements which are collateralized by such obligations calling for resale in 397 days or less. Under normal circumstances the Portfolio will invest all of its net assets, plus borrowings for investment purposes, in obligations issued or guaranteed by the U.S. Treasury. The Fund will provide shareholders with at least 60 days' prior notice of any change in this policy.

The Fund's investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Fund and how an individual purchase would impact the yield of the Fund, against the backdrop of the Fund's overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Fund and how an individual purchase would impact the credit quality of the Fund, against the backdrop of the Fund's overall investment objective.

:	Principal Risks

•	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

•	The value of the Fund's shares and the securities held by the Fund can each decline in value.

•	The amount of income the Fund generates will vary with changes in prevailing interest rates.

•	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.

•

The U.S. Treasury Portfolio's investment policy of only investing in U.S. Treasury obligations and other obligations that are issued or guaranteed by the United States Government (including repurchase agreements), while minimizing risk of loss, may produce a lower yield than a policy of investing in other types of instruments.

:	Risk/Return Bar Chart and Table

The following performance information provides some indication of the risks of investing in the Investor Shares of the U.S. Treasury Portfolio. The bar chart shows changes in the average annual total returns of the Investor Shares of the U.S. Treasury Portfolio's performance from year to year. The table shows the Portfolio's average annual total returns for the one year and since inception periods. While analyzing this information, please note that the Portfolio's past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Investor Shares of the U.S. Treasury Portfolio may be obtained by calling the Fund toll free at (800) 433-1918.

U.S. Treasury Portfolio – Investor Shares % Total Return Calendar Year End

As of June 30, 2011, the U.S. Treasury Portfolio Investor Shares had a year-to-date return of 0.00%.

The U.S. Treasury Portfolio Investor Shares' highest quarterly return was 1.13% for the quarter ended June 30, 2007; the lowest quarterly return was 0.00% for the quarter ended June 30, 2011.

Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Fund directly.

Average Annual Total Returns – For the period ended December 31, 2010
Average Annual Total Returns -		Investor Class U.S. Treasury Portfolio Investor Shares
One Year		none
Since Inception	[1]	1.25%
[1]	The inception date for the U.S. Treasury Portfolio's Investor Shares was February 21, 2007.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DAILY INCOME FUND
Prospectus Date	rr_ProspectusDate	Jul 29, 2011
Investor Class | U.S. Treasury Portfolio | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.45%
Other Expenses (includes Administration Fees listed below)	rr_OtherExpensesOverAssets	0.17%
Administration Fees	rr_Component1OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.74%
1 Year	rr_ExpenseExampleYear01	76
3 Years	rr_ExpenseExampleYear03	237
5 Years	rr_ExpenseExampleYear05	411
10 Years	rr_ExpenseExampleYear10	918
Annual Return 2008	rr_AnnualReturn2008	1.21%
Annual Return 2009	rr_AnnualReturn2009	0.00%
Annual Return 2010	rr_AnnualReturn2010	0.00%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.13%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
One Year	rr_AverageAnnualReturnYear01	none
Since Inception	rr_AverageAnnualReturnSinceInception	1.25%	[1]
Investor Class | U.S. Treasury Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Investor Shares of the U.S. Treasury Portfolio
Objective [Heading]	rr_ObjectiveHeading
:	Investment Objective

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the U.S. Treasury Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading
:	Fees and Expenses of the U.S. Treasury Portfolio

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Investor Shares of the U.S. Treasury Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Investor Shares of the U.S. Treasury Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Investor Shares of the U.S. Treasury Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Investor Shares of the U.S. Treasury Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading
:	Principal Investment Strategies

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of  $1.00 per share. The U.S. Treasury Portfolio seeks to achieve its objective by investing only in obligations backed by the full faith and credit of the United States government with maturities of 397 days or less and repurchase agreements which are collateralized by such obligations calling for resale in 397 days or less. Under normal circumstances the Portfolio will invest all of its net assets, plus borrowings for investment purposes, in obligations issued or guaranteed by the U.S. Treasury. The Fund will provide shareholders with at least 60 days' prior notice of any change in this policy.

The Fund's investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Fund and how an individual purchase would impact the yield of the Fund, against the backdrop of the Fund's overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Fund and how an individual purchase would impact the credit quality of the Fund, against the backdrop of the Fund's overall investment objective.

Risk [Heading]	rr_RiskHeading
:	Principal Risks

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

•	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

•	The value of the Fund's shares and the securities held by the Fund can each decline in value.

•	The amount of income the Fund generates will vary with changes in prevailing interest rates.

•	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.

•

The U.S. Treasury Portfolio's investment policy of only investing in U.S. Treasury obligations and other obligations that are issued or guaranteed by the United States Government (including repurchase agreements), while minimizing risk of loss, may produce a lower yield than a policy of investing in other types of instruments.

Risk Lose Money [Text]	rr_RiskLoseMoney	it is possible to lose money by investing in the Fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund
•	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

•	The value of the Fund's shares and the securities held by the Fund can each decline in value.

•	The amount of income the Fund generates will vary with changes in prevailing interest rates.

•	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading
:	Risk/Return Bar Chart and Table

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the Investor Shares of the U.S. Treasury Portfolio. The bar chart shows changes in the average annual total returns of the Investor Shares of the U.S. Treasury Portfolio's performance from year to year. The table shows the Portfolio's average annual total returns for the one year and since inception periods. While analyzing this information, please note that the Portfolio's past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Investor Shares of the U.S. Treasury Portfolio may be obtained by calling the Fund toll free at (800) 433-1918.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Investor Shares of the U.S. Treasury Portfolio. The bar chart shows changes in the average annual total returns of the Investor Shares of the U.S. Treasury Portfolio's performance from year to year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	While analyzing this information, please note that the Portfolio's past performance is not an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	U.S. Treasury Portfolio – Investor Shares % Total Return Calendar Year End
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

As of June 30, 2011, the U.S. Treasury Portfolio Investor Shares had a year-to-date return of 0.00%.

The U.S. Treasury Portfolio Investor Shares' highest quarterly return was 1.13% for the quarter ended June 30, 2007; the lowest quarterly return was 0.00% for the quarter ended June 30, 2011.

Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Fund directly.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns – For the period ended December 31, 2010
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	(800) 433-1918

[1]	The inception date for the U.S. Treasury Portfolio's Investor Shares was February 21, 2007.

Investor Class | U.S. Government Portfolio
Summary of the Investor Shares of the U.S. Government Portfolio

:	Investment Objective

The investment objective of the U.S. Government Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

:	Fees and Expenses of the U.S. Government Portfolio

This table describes the fees and expenses that you may pay if you buy and hold Investor Shares of the U.S. Government Portfolio.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees -	Investor Class U.S. Government Portfolio Investor Shares
Sales Charge (Load) Imposed on Purchases	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Investor Class U.S. Government Portfolio Investor Shares
Management Fees		0.12%
Distribution and Service (12b-1) Fees		0.45%
Other Expenses (includes Administration Fees listed below)	[1]	0.16%
Administration Fees		0.05%
Total Annual Fund Operating Expenses		0.73%
[1]	Other Expenses for the current fiscal year are estimated as the Investor Shares of the U.S. Government Portfolio are not currently active.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Investor Shares of the U.S. Government Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Investor Shares of the U.S. Government Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Investor Shares of the U.S. Government Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class U.S. Government Portfolio Investor Shares	75	233	406	906

:	Principal Investment Strategies

The Fund seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of  $1.00 per share. The U.S. Government Portfolio seeks to achieve its objective by investing at least 80% of its net assets in short-term, marketable securities and instruments issued or guaranteed by the U.S. Government or by its agencies or instrumentalities, ("Government Securities") with maturities of 397 days or less, and repurchase agreements which are collateralized by the foregoing securities. For purposes of this test only, net assets include borrowings for investment purposes. The Fund will provide shareholders with at least 60 days' prior notice of any change in this policy. The U.S. Government Portfolio may also invest in loan participation interests where the borrower is the U.S. Government or its agencies or instrumentalities.

The Fund's investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Fund and how an individual purchase would impact the yield of the Fund, against the backdrop of the Fund's overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Fund and how an individual purchase would impact the credit quality of the Fund, against the backdrop of the Fund's overall investment objective.

:	Principal Risks

•	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

•	The value of the Fund's shares and the securities held by the Fund can each decline in value.

•	The amount of income the Fund generates will vary with changes in prevailing interest rates.

•	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.

•

The U.S. Government Portfolio is exposed to the credit risk of the institutions that issue Government Securities. Changes in the credit quality of the issuers could affect their ability to meet their payment obligations of interest or principal. Any failure to make such payments could adversely affect the value of the security and your investment in the Fund.

•	The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.

:	Risk/Return Bar Chart and Table

The following performance information provides some indication of the risks of investing in the Investor Shares of the U.S. Government Portfolio. The bar chart shows changes in the average annual total returns of the Advantage Shares of the U.S. Government Portfolio's performance from year to year. The table shows the Advantage Shares of the U.S. Government Portfolio's average annual total returns for the one year and since inception periods. The historical performance of the Advantage Shares, which are not offered in this prospectus, is used to calculate the performance for the Investor Shares which are not currently active. All of the classes of the U.S. Government Portfolio's shares are invested in the same portfolio of securities. The annual returns of the different classes of shares will differ only to the extent that the expenses of the classes differ. The actual performance of the Investor Shares would have been higher than the Advantage Shares performance due to their /lower fees and expenses. While analyzing this information, please note that the Portfolio's past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Investor Shares of the U.S. Government Portfolio will be available once the shares are active by calling the Fund toll free at (800) 433-1918.

U.S. Government Portfolio – Advantage Shares % Total Return Calendar Year End

As of June 30, 2011, the U.S. Government Portfolio Advantage Shares had a year-to-date return of 0.00%.

The U.S. Government Portfolio Advantage Shares' highest quarterly return was 1.07% for the quarter ended June 30, 2007; the lowest quarterly return was 0.00% for the quarter ended June 30, 2011.

Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Fund directly.

Average Annual Total Returns – For the period ended December 31, 2010
Average Annual Total Returns -		Investor Class U.S. Government Portfolio Advantage Shares
One Year		0.01%
Since Inception	[1]	1.48%
[1]	The inception date for the U.S. Government Portfolio's Advantage Shares was November 2, 2006.

The returns shown above are those of the Advantage Shares of the U.S. Government Portfolio which are not offered in this prospectus. The Advantage Shares and the Investor Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities, however, annual returns of the Investor Shares would be higher than returns for Advantage Shares because Advantage Shares have higher fees and expenses.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DAILY INCOME FUND
Prospectus Date	rr_ProspectusDate	Jul 29, 2011
Investor Class | U.S. Government Portfolio | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.45%
Other Expenses (includes Administration Fees listed below)	rr_OtherExpensesOverAssets	0.16%	[1]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.73%
1 Year	rr_ExpenseExampleYear01	75
3 Years	rr_ExpenseExampleYear03	233
5 Years	rr_ExpenseExampleYear05	406
10 Years	rr_ExpenseExampleYear10	906
Investor Class | U.S. Government Portfolio | Advantage Shares
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2007	rr_AnnualReturn2007	4.17%
Annual Return 2008	rr_AnnualReturn2008	1.30%
Annual Return 2009	rr_AnnualReturn2009	0.03%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.07%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
One Year	rr_AverageAnnualReturnYear01	0.01%
Since Inception	rr_AverageAnnualReturnSinceInception	1.48%	[2]
Investor Class | U.S. Government Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Investor Shares of the U.S. Government Portfolio
Objective [Heading]	rr_ObjectiveHeading
:	Investment Objective

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the U.S. Government Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading
:	Fees and Expenses of the U.S. Government Portfolio

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Investor Shares of the U.S. Government Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses for the current fiscal year are estimated as the Investor Shares of the U.S. Government Portfolio are not currently active
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Investor Shares of the U.S. Government Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Investor Shares of the U.S. Government Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Investor Shares of the U.S. Government Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading
:	Principal Investment Strategies

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of  $1.00 per share. The U.S. Government Portfolio seeks to achieve its objective by investing at least 80% of its net assets in short-term, marketable securities and instruments issued or guaranteed by the U.S. Government or by its agencies or instrumentalities, ("Government Securities") with maturities of 397 days or less, and repurchase agreements which are collateralized by the foregoing securities. For purposes of this test only, net assets include borrowings for investment purposes. The Fund will provide shareholders with at least 60 days' prior notice of any change in this policy. The U.S. Government Portfolio may also invest in loan participation interests where the borrower is the U.S. Government or its agencies or instrumentalities.

The Fund's investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Fund and how an individual purchase would impact the yield of the Fund, against the backdrop of the Fund's overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Fund and how an individual purchase would impact the credit quality of the Fund, against the backdrop of the Fund's overall investment objective.

Risk [Heading]	rr_RiskHeading
:	Principal Risks

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

•	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

•	The value of the Fund's shares and the securities held by the Fund can each decline in value.

•	The amount of income the Fund generates will vary with changes in prevailing interest rates.

•	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.

•

The U.S. Government Portfolio is exposed to the credit risk of the institutions that issue Government Securities. Changes in the credit quality of the issuers could affect their ability to meet their payment obligations of interest or principal. Any failure to make such payments could adversely affect the value of the security and your investment in the Fund.

•	The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.

Risk Lose Money [Text]	rr_RiskLoseMoney	it is possible to lose money by investing in the Fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund
•	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

•	The value of the Fund's shares and the securities held by the Fund can each decline in value.

•	The amount of income the Fund generates will vary with changes in prevailing interest rates.

•	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading
:	Risk/Return Bar Chart and Table

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information provides some indication of the risks of investing in the Investor Shares of the U.S. Government Portfolio. The bar chart shows changes in the average annual total returns of the Advantage Shares of the U.S. Government Portfolio's performance from year to year. The table shows the Advantage Shares of the U.S. Government Portfolio's average annual total returns for the one year and since inception periods. The historical performance of the Advantage Shares, which are not offered in this prospectus, is used to calculate the performance for the Investor Shares which are not currently active. All of the classes of the U.S. Government Portfolio's shares are invested in the same portfolio of securities. The annual returns of the different classes of shares will differ only to the extent that the expenses of the classes differ. The actual performance of the Investor Shares would have been higher than the Advantage Shares performance due to their /lower fees and expenses. While analyzing this information, please note that the Portfolio's past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Investor Shares of the U.S. Government Portfolio will be available once the shares are active by calling the Fund toll free at (800) 433-1918.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Investor Shares of the U.S. Government Portfolio. The bar chart shows changes in the average annual total returns of the Advantage Shares of the U.S. Government Portfolio's performance from year to year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	While analyzing this information, please note that the Portfolio's past performance is not an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	U.S. Government Portfolio – Advantage Shares % Total Return Calendar Year End
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

As of June 30, 2011, the U.S. Government Portfolio Advantage Shares had a year-to-date return of 0.00%.

The U.S. Government Portfolio Advantage Shares' highest quarterly return was 1.07% for the quarter ended June 30, 2007; the lowest quarterly return was 0.00% for the quarter ended June 30, 2011.

Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Fund directly.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns – For the period ended December 31, 2010
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The returns shown above are those of the Advantage Shares of the U.S. Government Portfolio which are not offered in this prospectus. The Advantage Shares and the Investor Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities, however, annual returns of the Investor Shares would be higher than returns for Advantage Shares because Advantage Shares have higher fees and expenses.

Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	(800) 433-1918

[1]	Other Expenses for the current fiscal year are estimated as the Investor Shares of the U.S. Government Portfolio are not currently active.
[2]	The inception date for the U.S. Government Portfolio's Advantage Shares was November 2, 2006.

Investor Class | Municipal Portfolio
Summary of the Investor Shares of the Municipal Portfolio

:	Investment Objective

The investment objective of the Municipal Portfolio is to seek as high a level of tax-exempt current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

:	Fees and Expenses of the Municipal Portfolio

This table describes the fees and expenses that you may pay if you buy and hold Investor Shares of the Municipal Portfolio.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees -	Investor Class Municipal Portfolio Investor Shares
Sales Charge (Load) Imposed on Purchases	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Investor Class Municipal Portfolio Investor Shares
Management Fees		0.12%
Distribution and Service (12b-1) Fees		0.45%
Other Expenses (includes Administration Fees listed below)	[1]	0.21%
Administration Fees		0.05%
Total Annual Fund Operating Expenses		0.78%
[1]	Other Expenses for the current fiscal year are estimated as the Investor Shares of the Municipal Portfolio are not currently active.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Investor Shares of the Municipal Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Investor Shares of the Municipal Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Investor Shares of the Municipal Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class Municipal Portfolio Investor Shares	80	249	433	966

:	Principal Investment Strategies

The Fund seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of  $1.00 per share. The Municipal Portfolio seeks to achieve its objective by investing at least 80% of its net assets in obligations issued by states, territories and possessions of the United States and its political subdivisions, public authorities and other entities authorized to issue debt, including Participation Certificates therein the interest on which is exempt from regular federal income tax. For purposes of this test only, net assets include borrowings for investment purposes. The Fund will provide shareholders with at least 60 days' prior notice of any change in this policy. The maturities of variable rate demand instruments held in the Portfolio will be deemed to be the longer of the period required before the Portfolio is entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

The Fund's investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Fund and how an individual purchase would impact the yield of the Fund, against the backdrop of the Fund's overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Fund and how an individual purchase would impact the credit quality of the Fund, against the backdrop of the Fund's overall investment objective.

:	Principal Risks

•	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

•	The value of the Fund's shares and the securities held by the Fund can each decline in value.

•	The amount of income the Fund generates will vary with changes in prevailing interest rates.

•	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.

•

The Municipal Portfolio invests in municipal debt obligations. The value of these municipal obligations may be affected by uncertainties in the municipal debt market related to taxation. In addition, the payment of interest and preservation of capital are dependent upon the continuing ability of issuers and/or obligors of state, municipal and public authority debt obligations to meet these payment obligations.

•

Because the Municipal Portfolio may invest in Participation Certificates, investors should understand the characteristics of the banking industry and the risks that such investments entail. Adverse changes in economic and regulatory developments affecting the banking industry could affect the ability of the banks to meet their obligations. Such adverse economic changes may include substantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits. The activities of U.S. banks and most foreign banks are subject to comprehensive regulations which, in the case of U.S. regulations, have undergone substantial changes in the past decade and are currently subject to legislative and regulatory scrutiny. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of U.S. and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the market for real estate. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.

•	The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.

:	Risk/Return Bar Chart and Table

The following performance information provides some indication of the risks of investing in the Investor Shares of the Municipal Portfolio. The bar chart shows changes in the average annual total returns of the Institutional Shares of the Municipal Portfolio's performance from year to year. The table shows the Institutional Shares of the Municipal Portfolio's average annual total returns for the one year and since inception periods. The historical performance of the Institutional Shares, which are not offered in this prospectus, is used to calculate the performance for the Investor Shares which are not currently active. All of the classes of the Municipal Portfolio's shares are invested in the same portfolio of securities. The annual returns of the different classes of shares will differ only to the extent that the expenses of the classes differ. The actual performance of the Investor Shares would have been lower than the Institutional Shares performance due to their higher fees and expenses. While analyzing this information, please note that the Portfolio's past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Investor Shares of the Municipal Portfolio will be available once the shares are active by calling the Fund toll free at (800) 433-1918.

Municipal Portfolio – Institutional Shares % Total Return Calendar Year End

As of June 30, 2011, the Municipal Portfolio Institutional Shares had a year-to-date return of 0.05%.

The Municipal Portfolio Institutional Shares' highest quarterly return was 0.91% for the quarter ended June 30, 2007; the lowest quarterly return was 0.02% for the quarter ended June 30, 2011.

Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Fund directly.

Average Annual Total Returns – For the period ended December 31, 2010
Average Annual Total Returns -		Investor Class Municipal Portfolio Institutional Shares
One Year		0.22%
Since Inception	[1]	1.55%
[1]	The inception date for the Municipal Portfolio's Institutional Shares was October 30, 2006.

The returns shown above are those of the Institutional Shares of the Municipal Portfolio which are not offered in this prospectus. The Institutional Shares and the Investor Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities, however, annual returns of the Investor Shares would be lower than returns for Institutional Shares because Institutional Shares have lower fees and expenses.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DAILY INCOME FUND
Prospectus Date	rr_ProspectusDate	Jul 29, 2011
Investor Class | Municipal Portfolio | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.45%
Other Expenses (includes Administration Fees listed below)	rr_OtherExpensesOverAssets	0.21%	[1]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.78%
1 Year	rr_ExpenseExampleYear01	80
3 Years	rr_ExpenseExampleYear03	249
5 Years	rr_ExpenseExampleYear05	433
10 Years	rr_ExpenseExampleYear10	966
Investor Class | Municipal Portfolio | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2007	rr_AnnualReturn2007	2.80%
Annual Return 2008	rr_AnnualReturn2008	2.35%
Annual Return 2009	rr_AnnualReturn2009	0.64%
Annual Return 2010	rr_AnnualReturn2010	0.22%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.05%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.91%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.02%
One Year	rr_AverageAnnualReturnYear01	0.22%
Since Inception	rr_AverageAnnualReturnSinceInception	1.55%	[2]
Investor Class | Municipal Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Investor Shares of the Municipal Portfolio
Objective [Heading]	rr_ObjectiveHeading
:	Investment Objective

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Municipal Portfolio is to seek as high a level of tax-exempt current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading
:	Fees and Expenses of the Municipal Portfolio

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Investor Shares of the Municipal Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses for the current fiscal year are estimated as the Investor Shares of the Municipal Portfolio are not currently active
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Investor Shares of the Municipal Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Investor Shares of the Municipal Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Investor Shares of the Municipal Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading
:	Principal Investment Strategies

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of  $1.00 per share. The Municipal Portfolio seeks to achieve its objective by investing at least 80% of its net assets in obligations issued by states, territories and possessions of the United States and its political subdivisions, public authorities and other entities authorized to issue debt, including Participation Certificates therein the interest on which is exempt from regular federal income tax. For purposes of this test only, net assets include borrowings for investment purposes. The Fund will provide shareholders with at least 60 days' prior notice of any change in this policy. The maturities of variable rate demand instruments held in the Portfolio will be deemed to be the longer of the period required before the Portfolio is entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

The Fund's investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Fund and how an individual purchase would impact the yield of the Fund, against the backdrop of the Fund's overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Fund and how an individual purchase would impact the credit quality of the Fund, against the backdrop of the Fund's overall investment objective.

Risk [Heading]	rr_RiskHeading
:	Principal Risks

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

•	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

•	The value of the Fund's shares and the securities held by the Fund can each decline in value.

•	The amount of income the Fund generates will vary with changes in prevailing interest rates.

•	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.

•

The Municipal Portfolio invests in municipal debt obligations. The value of these municipal obligations may be affected by uncertainties in the municipal debt market related to taxation. In addition, the payment of interest and preservation of capital are dependent upon the continuing ability of issuers and/or obligors of state, municipal and public authority debt obligations to meet these payment obligations.

•

Because the Municipal Portfolio may invest in Participation Certificates, investors should understand the characteristics of the banking industry and the risks that such investments entail. Adverse changes in economic and regulatory developments affecting the banking industry could affect the ability of the banks to meet their obligations. Such adverse economic changes may include substantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits. The activities of U.S. banks and most foreign banks are subject to comprehensive regulations which, in the case of U.S. regulations, have undergone substantial changes in the past decade and are currently subject to legislative and regulatory scrutiny. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of U.S. and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the market for real estate. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.

•	The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.

Risk Lose Money [Text]	rr_RiskLoseMoney	it is possible to lose money by investing in the Fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund
•	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

•	The value of the Fund's shares and the securities held by the Fund can each decline in value.

•	The amount of income the Fund generates will vary with changes in prevailing interest rates.

•	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading
:	Risk/Return Bar Chart and Table

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information provides some indication of the risks of investing in the Investor Shares of the Municipal Portfolio. The bar chart shows changes in the average annual total returns of the Institutional Shares of the Municipal Portfolio's performance from year to year. The table shows the Institutional Shares of the Municipal Portfolio's average annual total returns for the one year and since inception periods. The historical performance of the Institutional Shares, which are not offered in this prospectus, is used to calculate the performance for the Investor Shares which are not currently active. All of the classes of the Municipal Portfolio's shares are invested in the same portfolio of securities. The annual returns of the different classes of shares will differ only to the extent that the expenses of the classes differ. The actual performance of the Investor Shares would have been lower than the Institutional Shares performance due to their higher fees and expenses. While analyzing this information, please note that the Portfolio's past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Investor Shares of the Municipal Portfolio will be available once the shares are active by calling the Fund toll free at (800) 433-1918.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Investor Shares of the Municipal Portfolio. The bar chart shows changes in the average annual total returns of the Institutional Shares of the Municipal Portfolio's performance from year to year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	While analyzing this information, please note that the Portfolio's past performance is not an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Municipal Portfolio – Institutional Shares % Total Return Calendar Year End
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

As of June 30, 2011, the Municipal Portfolio Institutional Shares had a year-to-date return of 0.05%.

The Municipal Portfolio Institutional Shares' highest quarterly return was 0.91% for the quarter ended June 30, 2007; the lowest quarterly return was 0.02% for the quarter ended June 30, 2011.

Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Fund directly.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns – For the period ended December 31, 2010
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The returns shown above are those of the Institutional Shares of the Municipal Portfolio which are not offered in this prospectus. The Institutional Shares and the Investor Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities, however, annual returns of the Investor Shares would be lower than returns for Institutional Shares because Institutional Shares have lower fees and expenses.

Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	(800) 433-1918

[1]	Other Expenses for the current fiscal year are estimated as the Investor Shares of the Municipal Portfolio are not currently active.
[2]	The inception date for the Municipal Portfolio's Institutional Shares was October 30, 2006.

Investor Service Class | Money Market Portfolio
Summary of the Investor Service Shares of the Money Market Portfolio
:	Investment Objective

The investment objective of the Money Market Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

:	Fees and Expenses of the Money Market Portfolio

This table describes the fees and expenses that you may pay if you buy and hold Investor Service Shares of the Money Market Portfolio.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees -	Investor Service Class Money Market Portfolio Investor Service Shares
Sales Charge (Load) Imposed on Purchases	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	Investor Service Class Money Market Portfolio Investor Service Shares
Management Fees	0.12%
Distribution and Service (12b-1) Fees	0.70%
Other Expenses (includes Administration Fees listed below)	0.16%
Administration Fees	0.05%
Total Annual Fund Operating Expenses	0.98%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Investor Service Shares of the Money Market Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Investor Service Shares of the Money Market Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Investor Service Shares of the Money Market Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Service Class Money Market Portfolio Investor Service Shares	100	312	542	1,201

:	Principal Investment Strategies

The Fund seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of  $1.00 per share. The Money Market Portfolio seeks to achieve its objective by investing principally in short-term money market obligations with maturities of 397 days or less, including bank certificates of deposit, time deposits, bankers' acceptances, high quality commercial paper, loan participation interests, securities issued or guaranteed by the United States Government, state agencies or instrumentalities, and repurchase agreements calling for resale in 397 days or less backed by the foregoing securities. The maturities of variable rate demand instruments held in the Portfolio will be deemed to be the longer of the period required before the Portfolio is entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

The Fund's investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Fund and how an individual purchase would impact the yield of the Fund, against the backdrop of the Fund's overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Fund and how an individual purchase would impact the credit quality of the Fund, against the backdrop of the Fund's overall investment objective.

:	Principal Risks

•	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

•	The value of the Fund's shares and the securities held by the Fund can each decline in value.

•	The amount of income the Fund generates will vary with changes in prevailing interest rates.

•	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.

•

The Money Market Portfolio may contain securities issued by foreign governments, or any of their political subdivisions, agencies or instrumentalities, and by foreign branches of domestic banks, foreign subsidiaries of domestic banks, domestic and foreign branches of foreign banks, and commercial paper issued by foreign issuers. Foreign securities may be subject to investment risks which may include adverse economic and political developments as well as lack of uniform accounting and financial reporting standards.

•	The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.

:	Risk/Return Bar Chart and Table

The following performance information provides some indication of the risks of investing in the Investor Service Shares of the Money Market Portfolio. The bar chart shows changes in the Investor Service Shares of the Money Market Portfolio's performance from year to year. The table shows the Portfolio's average annual total returns for the last one year and since inception periods. While analyzing this information, please note that the Portfolio's past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Investor Service Shares of the Money Market Portfolio may be obtained by calling the Fund at (212) 830-5345 or toll free at (800) 433-1918.

Money Market Portfolio – Investor Service Shares % Total Return Calendar Year End

As of June 30, 2011, the Money Market Portfolio Investor Service Shares had a year-to-date return of 0.00%

The Money Market Portfolio Investor Service Shares' highest quarterly return was 1.13% for the quarter ended September 30, 2007; the lowest quarterly return was 0.00% for the quarter ended June 30, 2011.

Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Fund directly.

Average Annual Total Returns – For the period ended December 31, 2010
Average Annual Total Returns -		Investor Service Class Money Market Portfolio Investor Service Shares
One Year		none
Since Inception	[1]	1.65%
[1]	The inception date for the Money Market Portfolio's Investor Service Shares was February 12, 2007.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DAILY INCOME FUND
Prospectus Date	rr_ProspectusDate	Jul 29, 2011
Investor Service Class | Money Market Portfolio | Investor Service Shares
Risk/Return:	rr_RiskReturnAbstract
Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.70%
Other Expenses (includes Administration Fees listed below)	rr_OtherExpensesOverAssets	0.16%
Administration Fees	rr_Component1OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.98%
1 Year	rr_ExpenseExampleYear01	100
3 Years	rr_ExpenseExampleYear03	312
5 Years	rr_ExpenseExampleYear05	542
10 Years	rr_ExpenseExampleYear10	1,201
Annual Return 2008	rr_AnnualReturn2008	2.33%
Annual Return 2009	rr_AnnualReturn2009	0.19%
Annual Return 2010	rr_AnnualReturn2010	0.00%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.13%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
One Year	rr_AverageAnnualReturnYear01	none
Since Inception	rr_AverageAnnualReturnSinceInception	1.65%	[1]
Investor Service Class | Money Market Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Investor Service Shares of the Money Market Portfolio
Objective [Heading]	rr_ObjectiveHeading
:	Investment Objective

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Money Market Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading
:	Fees and Expenses of the Money Market Portfolio

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Investor Service Shares of the Money Market Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Investor Service Shares of the Money Market Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Investor Service Shares of the Money Market Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Investor Service Shares of the Money Market Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading
:	Principal Investment Strategies

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of  $1.00 per share. The Money Market Portfolio seeks to achieve its objective by investing principally in short-term money market obligations with maturities of 397 days or less, including bank certificates of deposit, time deposits, bankers' acceptances, high quality commercial paper, loan participation interests, securities issued or guaranteed by the United States Government, state agencies or instrumentalities, and repurchase agreements calling for resale in 397 days or less backed by the foregoing securities. The maturities of variable rate demand instruments held in the Portfolio will be deemed to be the longer of the period required before the Portfolio is entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

The Fund's investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Fund and how an individual purchase would impact the yield of the Fund, against the backdrop of the Fund's overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Fund and how an individual purchase would impact the credit quality of the Fund, against the backdrop of the Fund's overall investment objective.

Risk [Heading]	rr_RiskHeading
:	Principal Risks

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
•	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

•	The value of the Fund's shares and the securities held by the Fund can each decline in value.

•	The amount of income the Fund generates will vary with changes in prevailing interest rates.

•	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.

•

The Money Market Portfolio may contain securities issued by foreign governments, or any of their political subdivisions, agencies or instrumentalities, and by foreign branches of domestic banks, foreign subsidiaries of domestic banks, domestic and foreign branches of foreign banks, and commercial paper issued by foreign issuers. Foreign securities may be subject to investment risks which may include adverse economic and political developments as well as lack of uniform accounting and financial reporting standards.

•	The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.

Risk Lose Money [Text]	rr_RiskLoseMoney	it is possible to lose money by investing in the Fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund
•	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

•	The value of the Fund's shares and the securities held by the Fund can each decline in value.

•	The amount of income the Fund generates will vary with changes in prevailing interest rates.

•	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading
:	Risk/Return Bar Chart and Table

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the Investor Service Shares of the Money Market Portfolio. The bar chart shows changes in the Investor Service Shares of the Money Market Portfolio's performance from year to year. The table shows the Portfolio's average annual total returns for the last one year and since inception periods. While analyzing this information, please note that the Portfolio's past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Investor Service Shares of the Money Market Portfolio may be obtained by calling the Fund at (212) 830-5345 or toll free at (800) 433-1918.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Investor Service Shares of the Money Market Portfolio. The bar chart shows changes in the Investor Service Shares of the Money Market Portfolio's performance from year to year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	While analyzing this information, please note that the Portfolio's past performance is not an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Money Market Portfolio – Investor Service Shares % Total Return Calendar Year End
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

As of June 30, 2011, the Money Market Portfolio Investor Service Shares had a year-to-date return of 0.00%

The Money Market Portfolio Investor Service Shares' highest quarterly return was 1.13% for the quarter ended September 30, 2007; the lowest quarterly return was 0.00% for the quarter ended June 30, 2011.

Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Fund directly.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns – For the period ended December 31, 2010
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	(800) 433-1918

[1]	The inception date for the Money Market Portfolio's Investor Service Shares was February 12, 2007.

Investor Service Class | U.S. Treasury Portfolio
Summary of the Investor Service Shares of the U.S. Treasury Portfolio

:	Investment Objective

The investment objective of the U.S. Treasury Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
:	Fees and Expenses of the U.S. Treasury Portfolio

This table describes the fees and expenses that you may pay if you buy and hold Investor Service Shares of the U.S. Treasury Portfolio.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees -	Investor Service Class U.S. Treasury Portfolio Investor Service Shares
Sales Charge (Load) Imposed on Purchases	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	Investor Service Class U.S. Treasury Portfolio Investor Service Shares
Management Fees	0.12%
Distribution and Service (12b-1) Fees	0.70%
Other Expenses (includes Administration Fees listed below)	0.18%
Administration Fees	0.05%
Total Annual Fund Operating Expenses	1.00%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Investor Service Shares of the U.S. Treasury Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Investor Service Shares of the U.S. Treasury Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Investor Service Shares of the U.S. Treasury Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Service Class U.S. Treasury Portfolio Investor Service Shares	102	318	552	1,225

:	Principal Investment Strategies

The Fund seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of  $1.00 per share. The U.S. Treasury Portfolio seeks to achieve its objective by investing only in obligations backed by the full faith and credit of the United States government with maturities of 397 days or less and repurchase agreements which are collateralized by such obligations calling for resale in 397 days or less. Under normal circumstances the Portfolio will invest all of its net assets, plus borrowings for investment purposes, in obligations issued or guaranteed by the U.S. Treasury. The Fund will provide shareholders with at least 60 days' prior notice of any change in this policy.

The Fund's investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Fund and how an individual purchase would impact the yield of the Fund, against the backdrop of the Fund's overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Fund and how an individual purchase would impact the credit quality of the Fund, against the backdrop of the Fund's overall investment objective.

:	Principal Risks

•	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

•	The value of the Fund's shares and the securities held by the Fund can each decline in value.

•	The amount of income the Fund generates will vary with changes in prevailing interest rates.

•	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.

•

The U.S. Treasury Portfolio's investment policy of only investing in U.S. Treasury obligations and other obligations that are issued or guaranteed by the United States Government (including repurchase agreements), while minimizing risk of loss, may produce a lower yield than a policy of investing in other types of instruments.

:	Risk/Return Bar Chart and Table

The following performance information provides some indication of the risks of investing in the Investor Service Shares of the U.S. Treasury Portfolio. The bar chart shows changes in the average annual total returns of the Investor Service Shares of the U.S. Treasury Portfolio's performance from year to year. The table shows the Portfolio's average annual total returns for the one year and since inception periods. While analyzing this information, please note that the Portfolio's past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Investor Service Shares of the U.S. Treasury Portfolio may be obtained by calling the Fund toll free at (800) 433-1918.

U.S. Treasury Portfolio – Investor Service Shares % Total Return Calendar Year End

As of June 30, 2011, the U.S. Treasury Portfolio Investor Service Shares had a year-to-date return of 0.00%.

The U.S. Treasury Portfolio Investor Service Shares' highest quarterly return was 1.07% for the quarter ended March 31, 2007; the lowest quarterly return was 0.00% for the quarter ended June 30, 2011.

Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Fund directly.

Average Annual Total Returns – For the period ended December 31, 2010
Average Annual Total Returns -		Investor Service Class U.S. Treasury Portfolio Investor Service Shares
One Year		none
Since Inception	[1]	1.38%
[1]	The inception date for the U.S. Treasury Portfolio's Investor Service Shares was November 2, 2006.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DAILY INCOME FUND
Prospectus Date	rr_ProspectusDate	Jul 29, 2011
Investor Service Class | U.S. Treasury Portfolio | Investor Service Shares
Risk/Return:	rr_RiskReturnAbstract
Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.70%
Other Expenses (includes Administration Fees listed below)	rr_OtherExpensesOverAssets	0.18%
Administration Fees	rr_Component1OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.00%
1 Year	rr_ExpenseExampleYear01	102
3 Years	rr_ExpenseExampleYear03	318
5 Years	rr_ExpenseExampleYear05	552
10 Years	rr_ExpenseExampleYear10	1,225
Annual Return 2007	rr_AnnualReturn2007	4.05%
Annual Return 2008	rr_AnnualReturn2008	1.01%
Annual Return 2009	rr_AnnualReturn2009	0.00%
Annual Return 2010	rr_AnnualReturn2010	0.00%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.07%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
One Year	rr_AverageAnnualReturnYear01	none
Since Inception	rr_AverageAnnualReturnSinceInception	1.38%	[1]
Investor Service Class | U.S. Treasury Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Investor Service Shares of the U.S. Treasury Portfolio
Objective [Heading]	rr_ObjectiveHeading
:	Investment Objective

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the U.S. Treasury Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading
:	Fees and Expenses of the U.S. Treasury Portfolio

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Investor Service Shares of the U.S. Treasury Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Investor Service Shares of the U.S. Treasury Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Investor Service Shares of the U.S. Treasury Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Investor Service Shares of the U.S. Treasury Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading
:	Principal Investment Strategies

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of  $1.00 per share. The U.S. Treasury Portfolio seeks to achieve its objective by investing only in obligations backed by the full faith and credit of the United States government with maturities of 397 days or less and repurchase agreements which are collateralized by such obligations calling for resale in 397 days or less. Under normal circumstances the Portfolio will invest all of its net assets, plus borrowings for investment purposes, in obligations issued or guaranteed by the U.S. Treasury. The Fund will provide shareholders with at least 60 days' prior notice of any change in this policy.

The Fund's investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Fund and how an individual purchase would impact the yield of the Fund, against the backdrop of the Fund's overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Fund and how an individual purchase would impact the credit quality of the Fund, against the backdrop of the Fund's overall investment objective.

Risk [Heading]	rr_RiskHeading
:	Principal Risks

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
•	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

•	The value of the Fund's shares and the securities held by the Fund can each decline in value.

•	The amount of income the Fund generates will vary with changes in prevailing interest rates.

•	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.

•

The U.S. Treasury Portfolio's investment policy of only investing in U.S. Treasury obligations and other obligations that are issued or guaranteed by the United States Government (including repurchase agreements), while minimizing risk of loss, may produce a lower yield than a policy of investing in other types of instruments.

Risk Lose Money [Text]	rr_RiskLoseMoney	it is possible to lose money by investing in the Fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund
•	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

•	The value of the Fund's shares and the securities held by the Fund can each decline in value.

•	The amount of income the Fund generates will vary with changes in prevailing interest rates.

•	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading
:	Risk/Return Bar Chart and Table

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the Investor Service Shares of the U.S. Treasury Portfolio. The bar chart shows changes in the average annual total returns of the Investor Service Shares of the U.S. Treasury Portfolio's performance from year to year. The table shows the Portfolio's average annual total returns for the one year and since inception periods. While analyzing this information, please note that the Portfolio's past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Investor Service Shares of the U.S. Treasury Portfolio may be obtained by calling the Fund toll free at (800) 433-1918.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Investor Service Shares of the U.S. Treasury Portfolio. The bar chart shows changes in the average annual total returns of the Investor Service Shares of the U.S. Treasury Portfolio's performance from year to year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	While analyzing this information, please note that the Portfolio's past performance is not an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	U.S. Treasury Portfolio – Investor Service Shares % Total Return Calendar Year End
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

As of June 30, 2011, the U.S. Treasury Portfolio Investor Service Shares had a year-to-date return of 0.00%.

The U.S. Treasury Portfolio Investor Service Shares' highest quarterly return was 1.07% for the quarter ended March 31, 2007; the lowest quarterly return was 0.00% for the quarter ended June 30, 2011.

Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Fund directly.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns – For the period ended December 31, 2010
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	(800) 433-1918

[1]	The inception date for the U.S. Treasury Portfolio's Investor Service Shares was November 2, 2006.

Investor Service Class | U.S. Government Portfolio
Summary of the Investor Service Shares of the U.S. Government Portfolio

:	Investment Objective

The investment objective of the U.S. Government Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

:	Fees and Expenses of the U.S. Government Portfolio

This table describes the fees and expenses that you may pay if you buy and hold Investor Service Shares of the U.S. Government Portfolio.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees -	Investor Service Class U.S. Government Portfolio Investor Service Shares
Sales Charge (Load) Imposed on Purchases	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Investor Service Class U.S. Government Portfolio Investor Service Shares
Management Fees		0.12%
Distribution and Service (12b-1) Fees		0.70%
Other Expenses (includes Administration Fees listed below)	[1]	0.16%
Administration Fees		0.05%
Total Annual Fund Operating Expenses		0.98%
[1]	Other Expenses for the current fiscal year are estimated as the Investor Service Shares of the U.S. Government Portfolio are not currently active.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Investor Service Shares of the U.S. Government Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Investor Service Shares of the U.S. Government Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Investor Service Shares of the U.S. Government Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Service Class U.S. Government Portfolio Investor Service Shares	100	312	542	1,201

:	Principal Investment Strategies

The Fund seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of  $1.00 per share. The U.S. Government Portfolio seeks to achieve its objective by investing at least 80% of its net assets in short-term, marketable securities and instruments issued or guaranteed by the U.S. Government or by its agencies or instrumentalities, ("Government Securities") with maturities of 397 days or less, and repurchase agreements which are collateralized by the foregoing securities. For purposes of this test only, net assets include borrowings for investment purposes. The Fund will provide shareholders with at least 60 days' prior notice of any change in this policy. The U.S. Government Portfolio may also invest in loan participation interests where the borrower is the U.S. Government, or its agencies or instrumentalities.

The Fund's investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Fund and how an individual purchase would impact the yield of the Fund, against the backdrop of the Fund's overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Fund and how an individual purchase would impact the credit quality of the Fund, against the backdrop of the Fund's overall investment objective.

:	Principal Risks

•	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

•	The value of the Fund's shares and the securities held by the Fund can each decline in value.

•	The amount of income the Fund generates will vary with changes in prevailing interest rates.

•	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.

•

The U.S. Government Portfolio is exposed to the credit risk of the institutions that issue Government Securities. Changes in the credit quality of the issuers could affect their ability to meet their payment obligations of interest or principal. Any failure to make such payments could adversely affect the value of the security and your investment in the Fund.

•	The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.

:	Risk/Return Bar Chart and Table

The following performance information provides some indication of the risks of investing in the Investor Service Shares of the U.S. Government Portfolio. The bar chart shows changes in the average annual total returns of the Advantage Shares of the U.S. Government Portfolio's performance from year to year. The table shows the Advantage Shares of the U.S. Government Portfolio's average annual total returns for the one year and since inception periods. The historical performance of the Advantage Shares, which are not offered in this prospectus, is used to calculate the performance for the Investor Service Shares which are not currently active. All of the classes of the U.S. Government Portfolio's shares are invested in the same portfolio of securities. The annual returns of the different classes of shares will differ only to the extent that the expenses of the classes differ. The actual performance of the Investor Service Shares would have been higher than the Advantage Shares performance due to their lower fees and expenses. While analyzing this information, please note that the Portfolio's past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Investor Service Shares of the U.S. Government Portfolio will be available once the shares are active by calling the Fund toll free at (800) 433-1918.

U.S. Government Portfolio – Advantage Shares % Total Return Calendar Year End

As of June 30, 2011, the U.S. Government Portfolio Advantage Shares had a year-to-date return of 0.00%.

The U.S. Government Portfolio Advantage Shares' highest quarterly return was 1.07% for the quarter ended June 30, 2007; the lowest quarterly return was 0.00% for the quarter ended June 30, 2011.

Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Fund directly.

Average Annual Total Returns – For the period ended December 31, 2010
Average Annual Total Returns -		Investor Service Class U.S. Government Portfolio Advantage Shares
One Year		0.01%
Since Inception	[1]	1.48%
[1]	The inception date for the U.S. Government Portfolio's Advantage Shares was November 2, 2006.

The returns shown above are those of the Advantage Shares of the U.S. Government Portfolio which are not offered in this prospectus. The Advantage Shares and the Investor Service Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities, however, annual returns of the Investor Service Shares would be higher than returns for Advantage Shares because Advantage Shares have higher fees and expenses.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DAILY INCOME FUND
Prospectus Date	rr_ProspectusDate	Jul 29, 2011
Investor Service Class | U.S. Government Portfolio | Investor Service Shares
Risk/Return:	rr_RiskReturnAbstract
Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.70%
Other Expenses (includes Administration Fees listed below)	rr_OtherExpensesOverAssets	0.16%	[1]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.98%
1 Year	rr_ExpenseExampleYear01	100
3 Years	rr_ExpenseExampleYear03	312
5 Years	rr_ExpenseExampleYear05	542
10 Years	rr_ExpenseExampleYear10	1,201
Investor Service Class | U.S. Government Portfolio | Advantage Shares
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2007	rr_AnnualReturn2007	4.17%
Annual Return 2008	rr_AnnualReturn2008	1.30%
Annual Return 2009	rr_AnnualReturn2009	0.03%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.07%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
One Year	rr_AverageAnnualReturnYear01	0.01%
Since Inception	rr_AverageAnnualReturnSinceInception	1.48%	[2]
Investor Service Class | U.S. Government Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Investor Service Shares of the U.S. Government Portfolio
Objective [Heading]	rr_ObjectiveHeading
:	Investment Objective

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the U.S. Government Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading
:	Fees and Expenses of the U.S. Government Portfolio

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Investor Service Shares of the U.S. Government Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses for the current fiscal year are estimated as the Investor Service Shares of the U.S. Government Portfolio are not currently active
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Investor Service Shares of the U.S. Government Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Investor Service Shares of the U.S. Government Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Investor Service Shares of the U.S. Government Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading
:	Principal Investment Strategies

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of  $1.00 per share. The U.S. Government Portfolio seeks to achieve its objective by investing at least 80% of its net assets in short-term, marketable securities and instruments issued or guaranteed by the U.S. Government or by its agencies or instrumentalities, ("Government Securities") with maturities of 397 days or less, and repurchase agreements which are collateralized by the foregoing securities. For purposes of this test only, net assets include borrowings for investment purposes. The Fund will provide shareholders with at least 60 days' prior notice of any change in this policy. The U.S. Government Portfolio may also invest in loan participation interests where the borrower is the U.S. Government, or its agencies or instrumentalities.

The Fund's investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Fund and how an individual purchase would impact the yield of the Fund, against the backdrop of the Fund's overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Fund and how an individual purchase would impact the credit quality of the Fund, against the backdrop of the Fund's overall investment objective.

Risk [Heading]	rr_RiskHeading
:	Principal Risks

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
•	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

•	The value of the Fund's shares and the securities held by the Fund can each decline in value.

•	The amount of income the Fund generates will vary with changes in prevailing interest rates.

•	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.

•

The U.S. Government Portfolio is exposed to the credit risk of the institutions that issue Government Securities. Changes in the credit quality of the issuers could affect their ability to meet their payment obligations of interest or principal. Any failure to make such payments could adversely affect the value of the security and your investment in the Fund.

•	The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.

Risk Lose Money [Text]	rr_RiskLoseMoney	it is possible to lose money by investing in the Fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund
•	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

•	The value of the Fund's shares and the securities held by the Fund can each decline in value.

•	The amount of income the Fund generates will vary with changes in prevailing interest rates.

•	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading
:	Risk/Return Bar Chart and Table

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the Investor Service Shares of the U.S. Government Portfolio. The bar chart shows changes in the average annual total returns of the Advantage Shares of the U.S. Government Portfolio's performance from year to year. The table shows the Advantage Shares of the U.S. Government Portfolio's average annual total returns for the one year and since inception periods. The historical performance of the Advantage Shares, which are not offered in this prospectus, is used to calculate the performance for the Investor Service Shares which are not currently active. All of the classes of the U.S. Government Portfolio's shares are invested in the same portfolio of securities. The annual returns of the different classes of shares will differ only to the extent that the expenses of the classes differ. The actual performance of the Investor Service Shares would have been higher than the Advantage Shares performance due to their lower fees and expenses. While analyzing this information, please note that the Portfolio's past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Investor Service Shares of the U.S. Government Portfolio will be available once the shares are active by calling the Fund toll free at (800) 433-1918.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Investor Service Shares of the U.S. Government Portfolio. The bar chart shows changes in the average annual total returns of the Advantage Shares of the U.S. Government Portfolio's performance from year to year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	While analyzing this information, please note that the Portfolio's past performance is not an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	U.S. Government Portfolio – Advantage Shares % Total Return Calendar Year End
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

As of June 30, 2011, the U.S. Government Portfolio Advantage Shares had a year-to-date return of 0.00%.

The U.S. Government Portfolio Advantage Shares' highest quarterly return was 1.07% for the quarter ended June 30, 2007; the lowest quarterly return was 0.00% for the quarter ended June 30, 2011.

Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Fund directly.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns – For the period ended December 31, 2010
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The returns shown above are those of the Advantage Shares of the U.S. Government Portfolio which are not offered in this prospectus. The Advantage Shares and the Investor Service Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities, however, annual returns of the Investor Service Shares would be higher than returns for Advantage Shares because Advantage Shares have higher fees and expenses.

Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	(800) 433-1918

[1]	Other Expenses for the current fiscal year are estimated as the Investor Service Shares of the U.S. Government Portfolio are not currently active.
[2]	The inception date for the U.S. Government Portfolio's Advantage Shares was November 2, 2006.

Investor Service Class | Municipal Portfolio
Summary of the Investor Service Shares of the Municipal Portfolio

:	Investment Objective

The investment objective of the Municipal Portfolio is to seek as high a level of tax-exempt current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

:	Fees and Expenses of the Municipal Portfolio

This table describes the fees and expenses that you may pay if you buy and hold Investor Service Shares of the Municipal Portfolio.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees -	Investor Service Class Municipal Portfolio Investor Service Shares
Sales Charge (Load) Imposed on Purchases	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	Investor Service Class Municipal Portfolio Investor Service Shares
Management Fees	0.12%
Distribution and Service (12b-1) Fees	0.70%
Other Expenses (includes Administration Fees listed below)	0.21%
Administration Fees	0.05%
Total Annual Fund Operating Expenses	1.03%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Investor Service Shares of the Municipal Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Investor Service Shares of the Municipal Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Investor Service Shares of the Municipal Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Service Class Municipal Portfolio Investor Service Shares	105	328	569	1,259

:	Principal Investment Strategies

The Fund seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of  $1.00 per share. The Municipal Portfolio seeks to achieve its objective by investing at least 80% of its net assets in obligations issued by states, territories and possessions of the United States and its political subdivisions, public authorities and other entities authorized to issue debt, including Participation Certificates therein the interest on which is exempt from regular federal income tax. For purposes of this test only, net assets include borrowings for investment purposes. The Fund will provide shareholders with at least 60 days' prior notice of any change in this policy. The maturities of variable rate demand instruments held in the Portfolio will be deemed to be the longer of the period required before the Portfolio is entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

The Fund's investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Fund and how an individual purchase would impact the yield of the Fund, against the backdrop of the Fund's overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Fund and how an individual purchase would impact the credit quality of the Fund, against the backdrop of the Fund's overall investment objective.

:	Principal Risks

•	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

•	The value of the Fund's shares and the securities held by the Fund can each decline in value.

•	The amount of income the Fund generates will vary with changes in prevailing interest rates.

•	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.

•

The Municipal Portfolio invests in municipal debt obligations. The value of these municipal obligations may be affected by uncertainties in the municipal debt market related to taxation. In addition, the payment of interest and preservation of capital are dependent upon the continuing ability of issuers and/or obligors of state, municipal and public authority debt obligations to meet these payment obligations.

•

Because the Municipal Portfolio may invest in Participation Certificates, investors should understand the characteristics of the banking industry and the risks that such investments entail. Adverse changes in economic and regulatory developments affecting the banking industry could affect the ability of the banks to meet their obligations. Such adverse economic changes may include substantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits. The activities of U.S. banks and most foreign banks are subject to comprehensive regulations which, in the case of U.S. regulations, have undergone substantial changes in the past decade and are currently subject to legislative and regulatory scrutiny. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of U.S. and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the market for real estate. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.

•	The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.

:	Risk/Return Bar Chart and Table

The following performance information provides some indication of the risks of investing in the Investor Service Shares of the Municipal Portfolio. The bar chart shows changes in the Investor Service Shares of the Municipal Portfolio's performance from year to year.The table shows the Portfolio's average annual total returns for the last one year and since inception periods. While analyzing this information, please note that the Portfolio's past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Investor Service Shares of the Municipal Portfolio may be obtained by calling the Fund at (212) 830-5345 or toll free at (800) 433-1918.

Municipal Portfolio – Investor Service Shares % Total Return Calendar Year End

As of June 30, 2011, the Municipal Portfolio Investor Service Shares had a year-to-date return of 0.00%.

The Municipal Portfolio Investor Service Shares' highest quarterly return was 0.77% for the quarter ended June 30, 2007; the lowest quarterly return was 0.00% for the quarter ended June 30, 2010.

Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Fund directly.

Average Annual Total Returns – For the period ended December 31, 2010
Average Annual Total Returns -		Investor Service Class Municipal Portfolio Investor Service Shares
One Year		none
Since Inception	[1]	1.17%
[1]	The inception date for the Municipal Portfolio's Investor Service Shares was February 20, 2007.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DAILY INCOME FUND
Prospectus Date	rr_ProspectusDate	Jul 29, 2011
Investor Service Class | Municipal Portfolio | Investor Service Shares
Risk/Return:	rr_RiskReturnAbstract
Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.70%
Other Expenses (includes Administration Fees listed below)	rr_OtherExpensesOverAssets	0.21%
Administration Fees	rr_Component1OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.03%
1 Year	rr_ExpenseExampleYear01	105
3 Years	rr_ExpenseExampleYear03	328
5 Years	rr_ExpenseExampleYear05	569
10 Years	rr_ExpenseExampleYear10	1,259
Annual Return 2008	rr_AnnualReturn2008	1.78%
Annual Return 2009	rr_AnnualReturn2009	0.19%
Annual Return 2010	rr_AnnualReturn2010	0.00%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.77%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
One Year	rr_AverageAnnualReturnYear01	none
Since Inception	rr_AverageAnnualReturnSinceInception	1.17%	[1]
Investor Service Class | Municipal Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Investor Service Shares of the Municipal Portfolio
Objective [Heading]	rr_ObjectiveHeading
:	Investment Objective

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Municipal Portfolio is to seek as high a level of tax-exempt current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading
:	Fees and Expenses of the Municipal Portfolio

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Investor Service Shares of the Municipal Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Investor Service Shares of the Municipal Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Investor Service Shares of the Municipal Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Investor Service Shares of the Municipal Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading
:	Principal Investment Strategies

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of  $1.00 per share. The Municipal Portfolio seeks to achieve its objective by investing at least 80% of its net assets in obligations issued by states, territories and possessions of the United States and its political subdivisions, public authorities and other entities authorized to issue debt, including Participation Certificates therein the interest on which is exempt from regular federal income tax. For purposes of this test only, net assets include borrowings for investment purposes. The Fund will provide shareholders with at least 60 days' prior notice of any change in this policy. The maturities of variable rate demand instruments held in the Portfolio will be deemed to be the longer of the period required before the Portfolio is entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

The Fund's investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Fund and how an individual purchase would impact the yield of the Fund, against the backdrop of the Fund's overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Fund and how an individual purchase would impact the credit quality of the Fund, against the backdrop of the Fund's overall investment objective.

Risk [Heading]	rr_RiskHeading
:	Principal Risks

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
•	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

•	The value of the Fund's shares and the securities held by the Fund can each decline in value.

•	The amount of income the Fund generates will vary with changes in prevailing interest rates.

•	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.

•

The Municipal Portfolio invests in municipal debt obligations. The value of these municipal obligations may be affected by uncertainties in the municipal debt market related to taxation. In addition, the payment of interest and preservation of capital are dependent upon the continuing ability of issuers and/or obligors of state, municipal and public authority debt obligations to meet these payment obligations.

•

Because the Municipal Portfolio may invest in Participation Certificates, investors should understand the characteristics of the banking industry and the risks that such investments entail. Adverse changes in economic and regulatory developments affecting the banking industry could affect the ability of the banks to meet their obligations. Such adverse economic changes may include substantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits. The activities of U.S. banks and most foreign banks are subject to comprehensive regulations which, in the case of U.S. regulations, have undergone substantial changes in the past decade and are currently subject to legislative and regulatory scrutiny. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of U.S. and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the market for real estate. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.

•	The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.

Risk Lose Money [Text]	rr_RiskLoseMoney	it is possible to lose money by investing in the Fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund
•	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

•	The value of the Fund's shares and the securities held by the Fund can each decline in value.

•	The amount of income the Fund generates will vary with changes in prevailing interest rates.

•	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading
:	Risk/Return Bar Chart and Table

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information provides some indication of the risks of investing in the Investor Service Shares of the Municipal Portfolio. The bar chart shows changes in the Investor Service Shares of the Municipal Portfolio's performance from year to year.The table shows the Portfolio's average annual total returns for the last one year and since inception periods. While analyzing this information, please note that the Portfolio's past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Investor Service Shares of the Municipal Portfolio may be obtained by calling the Fund at (212) 830-5345 or toll free at (800) 433-1918.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Investor Service Shares of the Municipal Portfolio. The bar chart shows changes in the Investor Service Shares of the Municipal Portfolio's performance from year to year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	While analyzing this information, please note that the Portfolio's past performance is not an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Municipal Portfolio – Investor Service Shares % Total Return Calendar Year End
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

As of June 30, 2011, the Municipal Portfolio Investor Service Shares had a year-to-date return of 0.00%.

The Municipal Portfolio Investor Service Shares' highest quarterly return was 0.77% for the quarter ended June 30, 2007; the lowest quarterly return was 0.00% for the quarter ended June 30, 2010.

Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Fund directly.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns – For the period ended December 31, 2010
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	(800) 433-1918

[1]	The inception date for the Municipal Portfolio's Investor Service Shares was February 20, 2007.

Retail Class | Money Market Portfolio
Summary of the Retail Shares of the Money Market Portfolio
:	Investment Objective

The investment objective of the Money Market Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
: Fees and Expenses of the Money Market Portfolio
This table describes the fees and expenses that you may pay if you buy and hold Retail Shares of the Money Market Portfolio.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees -	Retail Class Money Market Portfolio Retail Shares
Sales Charge (Load) Imposed on Purchases	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	Retail Class Money Market Portfolio Retail Shares
Management Fees	0.12%
Distribution and Service (12b-1) Fees	0.90%
Other Expenses (includes Administration Fees listed below)	0.17%
Administration Fees	0.05%
Total Annual Fund Operating Expenses	1.19%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Retail Shares of the Money Market Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Retail Shares of the Money Market Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Retail Shares of the Money Market Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Retail Class Money Market Portfolio Retail Shares	121	378	654	1,443

: Principal Investment Strategies

The Fund seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of  $1.00 per share. The Money Market Portfolio seeks to achieve its objective by investing principally in short-term money market obligations with maturities of 397 days or less, including bank certificates of deposit, time deposits, bankers' acceptances, high quality commercial paper, loan participation interests, securities issued or guaranteed by the United States Government, state agencies or instrumentalities, and repurchase agreements calling for resale in 397 days or less backed by the foregoing securities. The maturities of variable rate demand instruments held in the Portfolio will be deemed to be the longer of the period required before the Portfolio is entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

The Fund's investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Fund and how an individual purchase would impact the yield of the Fund, against the backdrop of the Fund's overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Fund and how an individual purchase would impact the credit quality of the Fund, against the backdrop of the Fund's overall investment objective.

: Principal Risks

•	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

•	The value of the Fund's shares and the securities held by the Fund can each decline in value.

•	The amount of income the Fund generates will vary with changes in prevailing interest rates.

•	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.

•

The Money Market Portfolio may contain securities issued by foreign governments, or any of their political subdivisions, agencies or instrumentalities, and by foreign branches of domestic banks, foreign subsidiaries of domestic banks, domestic and foreign branches of foreign banks, and commercial paper issued by foreign issuers. Foreign securities may be subject to investment risks which may include adverse economic and political developments as well as lack of uniform accounting and financial reporting standards.

•	The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.

: Risk/Return Bar Chart and Table

The following performance information provides some indication of the risks of investing in the Retail Shares of the Money Market Portfolio. The bar chart shows changes in the Retail Shares of the Money Market Portfolio's performance from year to year. The table shows the Portfolio's average annual total returns for the last one year and since inception periods. While analyzing this information, please note that the Portfolio's past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Retail Shares of the Money Market Portfolio may be obtained by calling the Fund at (212) 830-5345 or toll free at (800) 433-1918.

Money Market Portfolio – Retail Shares % Total Return Calendar Year End

As of June 30, 2011, the Money Market Portfolio Retail Shares had a year-to-date return of 0.00%.

The Money Market Portfolio Retail Shares' highest quarterly return was 1.11% for the quarter ended September 30, 2007; the lowest quarterly return was 0.00% for the quarter ended June 30, 2011.

Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Fund directly.

Average Annual Total Returns – For the period ended December 31, 2010
Average Annual Total Returns -		Retail Class Money Market Portfolio Retail Shares
One Year		none
Since Inception	[1]	1.76%
[1]	The inception date for the Money Market Portfolio's Retail Shares was November 28, 2006.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DAILY INCOME FUND
Prospectus Date	rr_ProspectusDate	Jul 29, 2011
Retail Class | Money Market Portfolio | Retail Shares
Risk/Return:	rr_RiskReturnAbstract
Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.90%
Other Expenses (includes Administration Fees listed below)	rr_OtherExpensesOverAssets	0.17%
Administration Fees	rr_Component1OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.19%
1 Year	rr_ExpenseExampleYear01	121
3 Years	rr_ExpenseExampleYear03	378
5 Years	rr_ExpenseExampleYear05	654
10 Years	rr_ExpenseExampleYear10	1,443
Annual Return 2007	rr_AnnualReturn2007	4.40%
Annual Return 2008	rr_AnnualReturn2008	2.28%
Annual Return 2009	rr_AnnualReturn2009	0.16%
Annual Return 2010	rr_AnnualReturn2010	0.00%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.11%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
One Year	rr_AverageAnnualReturnYear01	none
Since Inception	rr_AverageAnnualReturnSinceInception	1.76%	[1]
Retail Class | Money Market Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Retail Shares of the Money Market Portfolio
Objective [Heading]	rr_ObjectiveHeading
:	Investment Objective

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Money Market Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	: Fees and Expenses of the Money Market Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Retail Shares of the Money Market Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Retail Shares of the Money Market Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Retail Shares of the Money Market Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Retail Shares of the Money Market Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	: Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of  $1.00 per share. The Money Market Portfolio seeks to achieve its objective by investing principally in short-term money market obligations with maturities of 397 days or less, including bank certificates of deposit, time deposits, bankers' acceptances, high quality commercial paper, loan participation interests, securities issued or guaranteed by the United States Government, state agencies or instrumentalities, and repurchase agreements calling for resale in 397 days or less backed by the foregoing securities. The maturities of variable rate demand instruments held in the Portfolio will be deemed to be the longer of the period required before the Portfolio is entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

The Fund's investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Fund and how an individual purchase would impact the yield of the Fund, against the backdrop of the Fund's overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Fund and how an individual purchase would impact the credit quality of the Fund, against the backdrop of the Fund's overall investment objective.

Risk [Heading]	rr_RiskHeading	: Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

•	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

•	The value of the Fund's shares and the securities held by the Fund can each decline in value.

•	The amount of income the Fund generates will vary with changes in prevailing interest rates.

•	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.

•

The Money Market Portfolio may contain securities issued by foreign governments, or any of their political subdivisions, agencies or instrumentalities, and by foreign branches of domestic banks, foreign subsidiaries of domestic banks, domestic and foreign branches of foreign banks, and commercial paper issued by foreign issuers. Foreign securities may be subject to investment risks which may include adverse economic and political developments as well as lack of uniform accounting and financial reporting standards.

•	The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.

Risk Lose Money [Text]	rr_RiskLoseMoney	it is possible to lose money by investing in the Fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund

•	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

•	The value of the Fund's shares and the securities held by the Fund can each decline in value.

•	The amount of income the Fund generates will vary with changes in prevailing interest rates.

•	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	: Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information provides some indication of the risks of investing in the Retail Shares of the Money Market Portfolio. The bar chart shows changes in the Retail Shares of the Money Market Portfolio's performance from year to year. The table shows the Portfolio's average annual total returns for the last one year and since inception periods. While analyzing this information, please note that the Portfolio's past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Retail Shares of the Money Market Portfolio may be obtained by calling the Fund at (212) 830-5345 or toll free at (800) 433-1918.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Retail Shares of the Money Market Portfolio. The bar chart shows changes in the Retail Shares of the Money Market Portfolio's performance from year to year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	While analyzing this information, please note that the Portfolio's past performance is not an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Money Market Portfolio – Retail Shares % Total Return Calendar Year End
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

As of June 30, 2011, the Money Market Portfolio Retail Shares had a year-to-date return of 0.00%.

The Money Market Portfolio Retail Shares' highest quarterly return was 1.11% for the quarter ended September 30, 2007; the lowest quarterly return was 0.00% for the quarter ended June 30, 2011.

Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Fund directly.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns – For the period ended December 31, 2010
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	(800) 433-1918

[1]	The inception date for the Money Market Portfolio's Retail Shares was November 28, 2006.

Retail Class | U.S. Treasury Portfolio
Summary of the Retail Shares of the U.S. Treasury Portfolio
: Investment Objective
The investment objective of the U.S. Treasury Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
: Fees and Expenses of the U.S. Treasury Portfolio
This table describes the fees and expenses that you may pay if you buy and hold Retail Shares of the U.S. Treasury Portfolio.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees -	Retail Class U.S. Treasury Portfolio Retail Shares
Sales Charge (Load) Imposed on Purchases	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	Retail Class U.S. Treasury Portfolio Retail Shares
Management Fees	0.12%
Distribution and Service (12b-1) Fees	0.90%
Other Expenses (includes Administration Fees listed below)	0.18%
Administration Fees	0.05%
Total Annual Fund Operating Expenses	1.20%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Retail Shares of the U.S. Treasury Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Retail Shares of the U.S. Treasury Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Retail Shares of the U.S. Treasury Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Retail Class U.S. Treasury Portfolio Retail Shares	122	381	660	1,455

: Principal Investment Strategies

The Fund seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of  $1.00 per share. The U.S. Treasury Portfolio seeks to achieve its objective by investing only in obligations backed by the full faith and credit of the United States government with maturities of 397 days or less and repurchase agreements which are collateralized by such obligations calling for resale in 397 days or less. Under normal circumstances the Portfolio will invest all of its net assets, plus borrowings for investment purposes, in obligations issued or guaranteed by the U.S. Treasury. The Fund will provide shareholders with at least 60 days' prior notice of any change in this policy.

The Fund's investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Fund and how an individual purchase would impact the yield of the Fund, against the backdrop of the Fund's overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Fund and how an individual purchase would impact the credit quality of the Fund, against the backdrop of the Fund's overall investment objective.

: Principal Risks

•	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

•	The value of the Fund's shares and the securities held by the Fund can each decline in value.

•	The amount of income the Fund generates will vary with changes in prevailing interest rates.

•	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.

•

The U.S. Treasury Portfolio's investment policy of only investing in U.S. Treasury obligations and other obligations that are issued or guaranteed by the United States Government (including repurchase agreements), while minimizing risk of loss, may produce a lower yield than a policy of investing in other types of instruments.

: Risk/Return Bar Chart and Table

The following performance information provides some indication of the risks of investing in the Retail Shares of the U.S. Treasury Portfolio. The bar chart shows changes in the average annual total returns of the Retail Shares of the U.S. Treasury Portfolio's performance from year to year.The table shows the Portfolio's average annual total returns for the one year and since inception periods. While analyzing this information, please note that the Portfolio's past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Retail Shares of the U.S. Treasury Portfolio may be obtained by calling the Fund toll free at (800) 433-1918.

U.S. Treasury Portfolio – Retail Shares % Total Return Calendar Year End

As of June 30, 2011, the U.S. Treasury Portfolio Retail Shares had a year-to-date return of 0.00%.

The U.S. Treasury Portfolio Retail Shares' highest quarterly return was 1.05% for the quarter ended March 31, 2007; the lowest quarterly return was 0.00% for the quarter ended June 30, 2011.

Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Fund directly.

Average Annual Total Returns – For the period ended December 31, 2010
Average Annual Total Returns -		Retail Class U.S. Treasury Portfolio Retail Shares
One Year		none
Since Inception	[1]	1.25%
[1]	The inception date for the U.S. Treasury Portfolio's Retail Shares was December 12, 2006.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DAILY INCOME FUND
Prospectus Date	rr_ProspectusDate	Jul 29, 2011
Retail Class | U.S. Treasury Portfolio | Retail Shares
Risk/Return:	rr_RiskReturnAbstract
Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.90%
Other Expenses (includes Administration Fees listed below)	rr_OtherExpensesOverAssets	0.18%
Administration Fees	rr_Component1OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.20%
1 Year	rr_ExpenseExampleYear01	122
3 Years	rr_ExpenseExampleYear03	381
5 Years	rr_ExpenseExampleYear05	660
10 Years	rr_ExpenseExampleYear10	1,455
Annual Return 2007	rr_AnnualReturn2007	3.95%
Annual Return 2008	rr_AnnualReturn2008	0.94%
Annual Return 2009	rr_AnnualReturn2009	0.00%
Annual Return 2010	rr_AnnualReturn2010	0.00%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.05%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
One Year	rr_AverageAnnualReturnYear01	none
Since Inception	rr_AverageAnnualReturnSinceInception	1.25%	[1]
Retail Class | U.S. Treasury Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Retail Shares of the U.S. Treasury Portfolio
Objective [Heading]	rr_ObjectiveHeading	: Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the U.S. Treasury Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	: Fees and Expenses of the U.S. Treasury Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Retail Shares of the U.S. Treasury Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Retail Shares of the U.S. Treasury Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Retail Shares of the U.S. Treasury Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Retail Shares of the U.S. Treasury Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	: Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of  $1.00 per share. The U.S. Treasury Portfolio seeks to achieve its objective by investing only in obligations backed by the full faith and credit of the United States government with maturities of 397 days or less and repurchase agreements which are collateralized by such obligations calling for resale in 397 days or less. Under normal circumstances the Portfolio will invest all of its net assets, plus borrowings for investment purposes, in obligations issued or guaranteed by the U.S. Treasury. The Fund will provide shareholders with at least 60 days' prior notice of any change in this policy.

The Fund's investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Fund and how an individual purchase would impact the yield of the Fund, against the backdrop of the Fund's overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Fund and how an individual purchase would impact the credit quality of the Fund, against the backdrop of the Fund's overall investment objective.

Risk [Heading]	rr_RiskHeading	: Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

•	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

•	The value of the Fund's shares and the securities held by the Fund can each decline in value.

•	The amount of income the Fund generates will vary with changes in prevailing interest rates.

•	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.

•

The U.S. Treasury Portfolio's investment policy of only investing in U.S. Treasury obligations and other obligations that are issued or guaranteed by the United States Government (including repurchase agreements), while minimizing risk of loss, may produce a lower yield than a policy of investing in other types of instruments.

Risk Lose Money [Text]	rr_RiskLoseMoney	it is possible to lose money by investing in the Fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund

•	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

•	The value of the Fund's shares and the securities held by the Fund can each decline in value.

•	The amount of income the Fund generates will vary with changes in prevailing interest rates.

•	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	: Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information provides some indication of the risks of investing in the Retail Shares of the U.S. Treasury Portfolio. The bar chart shows changes in the average annual total returns of the Retail Shares of the U.S. Treasury Portfolio's performance from year to year.The table shows the Portfolio's average annual total returns for the one year and since inception periods. While analyzing this information, please note that the Portfolio's past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Retail Shares of the U.S. Treasury Portfolio may be obtained by calling the Fund toll free at (800) 433-1918.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Retail Shares of the U.S. Treasury Portfolio. The bar chart shows changes in the average annual total returns of the Retail Shares of the U.S. Treasury Portfolio's performance from year to year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	While analyzing this information, please note that the Portfolio's past performance is not an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	U.S. Treasury Portfolio – Retail Shares % Total Return Calendar Year End
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

As of June 30, 2011, the U.S. Treasury Portfolio Retail Shares had a year-to-date return of 0.00%.

The U.S. Treasury Portfolio Retail Shares' highest quarterly return was 1.05% for the quarter ended March 31, 2007; the lowest quarterly return was 0.00% for the quarter ended June 30, 2011.

Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Fund directly.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns – For the period ended December 31, 2010
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	(800) 433-1918

[1]	The inception date for the U.S. Treasury Portfolio's Retail Shares was December 12, 2006.

Retail Class | U.S. Government Portfolio
Summary of the Retail Shares of the U.S. Government Portfolio
:	Investment Objective

The investment objective of the U.S. Government Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
:	Fees and Expenses of the U.S. Government Portfolio

This table describes the fees and expenses that you may pay if you buy and hold Retail Shares of the U.S. Government Portfolio.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees -	Retail Class U.S. Government Portfolio Retail Shares
Sales Charge (Load) Imposed on Purchases	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	Retail Class U.S. Government Portfolio Retail Shares
Management Fees	0.12%
Distribution and Service (12b-1) Fees	0.90%
Other Expenses (includes Administration Fees listed below)	0.16%
Administration Fees	0.05%
Total Annual Fund Operating Expenses	1.18%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Retail Shares of the U.S. Government Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Retail Shares of the U.S. Government Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Retail Shares of the U.S. Government Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Retail Class U.S. Government Portfolio Retail Shares	120	375	649	1,432

: Principal Investment Strategies

The Fund seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of  $1.00 per share. The U.S. Government Portfolio seeks to achieve its objective by investing at least 80% of its net assets in short-term, marketable securities and instruments issued or guaranteed by the U.S. Government or by its agencies or instrumentalities, ("Government Securities") with maturities of 397 days or less, and repurchase agreements which are collateralized by the foregoing securities. For purposes of this test only, net assets include borrowings for investment purposes. The Fund will provide shareholders with at least 60 days' prior notice of any change in this policy. The U.S. Government Portfolio may also invest in loan participation interests where the borrower is the U.S. Government or its agencies and instrumentalities.

The Fund's investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Fund and how an individual purchase would impact the yield of the Fund, against the backdrop of the Fund's overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Fund and how an individual purchase would impact the credit quality of the Fund, against the backdrop of the Fund's overall investment objective.

: Principal Risks

•	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

•	The value of the Fund's shares and the securities held by the Fund can each decline in value.

•	The amount of income the Fund generates will vary with changes in prevailing interest rates.

•	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.
•

The U.S. Government Portfolio is exposed to the credit risk of the institutions that issue Government Securities. Changes in the credit quality of the issuers could affect their ability to meet their payment obligations of interest or principal. Any failure to make such payments could adversely affect the value of the security and your investment in the Fund.

•	The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.

:	Risk/Return Bar Chart and Table

The following performance information provides some indication of the risks of investing in the Retail Shares of the U.S. Government Portfolio. The bar chart shows changes in the Retail Shares of the U.S. Government Portfolio's performance from year to year.The table shows the Portfolio's average annual total returns for the last one year and since inception periods. While analyzing this information, please note that the Portfolio's past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Retail Shares of the U.S. Government Portfolio may be obtained by calling the Fund at (212) 830-5345 or toll free at (800) 433-1918.

U.S. Government Portfolio – Retail Shares % Total Return Calendar Year End

As of June 30, 2011, the U.S. Government Portfolio Retail Shares had a year-to-date return of 0.00%.

The U.S. Government Portfolio Retail Shares' highest quarterly return was 1.07% for the quarter ended June 30, 2007; the lowest quarterly return was 0.00% for the quarter ended March 31, 2011.

Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Fund directly.

Average Annual Total Returns – For the period ended December 31, 2010
Average Annual Total Returns -		Retail Class U.S. Government Portfolio Retail Shares
One Year		none
Since Inception	[1]	1.41%
[1]	The inception date for the U.S. Government Portfolio's Retail Shares was December 12, 2006.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DAILY INCOME FUND
Prospectus Date	rr_ProspectusDate	Jul 29, 2011
Retail Class | U.S. Government Portfolio | Retail Shares
Risk/Return:	rr_RiskReturnAbstract
Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.90%
Other Expenses (includes Administration Fees listed below)	rr_OtherExpensesOverAssets	0.16%
Administration Fees	rr_Component1OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.18%
1 Year	rr_ExpenseExampleYear01	120
3 Years	rr_ExpenseExampleYear03	375
5 Years	rr_ExpenseExampleYear05	649
10 Years	rr_ExpenseExampleYear10	1,432
Annual Return 2007	rr_AnnualReturn2007	4.19%
Annual Return 2008	rr_AnnualReturn2008	1.32%
Annual Return 2009	rr_AnnualReturn2009	0.01%
Annual Return 2010	rr_AnnualReturn2010	0.00%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.07%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
One Year	rr_AverageAnnualReturnYear01	none
Since Inception	rr_AverageAnnualReturnSinceInception	1.41%	[1]
Retail Class | U.S. Government Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Retail Shares of the U.S. Government Portfolio
Objective [Heading]	rr_ObjectiveHeading
:	Investment Objective

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the U.S. Government Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading
:	Fees and Expenses of the U.S. Government Portfolio

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Retail Shares of the U.S. Government Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Retail Shares of the U.S. Government Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Retail Shares of the U.S. Government Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Retail Shares of the U.S. Government Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	: Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of  $1.00 per share. The U.S. Government Portfolio seeks to achieve its objective by investing at least 80% of its net assets in short-term, marketable securities and instruments issued or guaranteed by the U.S. Government or by its agencies or instrumentalities, ("Government Securities") with maturities of 397 days or less, and repurchase agreements which are collateralized by the foregoing securities. For purposes of this test only, net assets include borrowings for investment purposes. The Fund will provide shareholders with at least 60 days' prior notice of any change in this policy. The U.S. Government Portfolio may also invest in loan participation interests where the borrower is the U.S. Government or its agencies and instrumentalities.

The Fund's investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Fund and how an individual purchase would impact the yield of the Fund, against the backdrop of the Fund's overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Fund and how an individual purchase would impact the credit quality of the Fund, against the backdrop of the Fund's overall investment objective.

Risk [Heading]	rr_RiskHeading
: Principal Risks

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
•	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

•	The value of the Fund's shares and the securities held by the Fund can each decline in value.

•	The amount of income the Fund generates will vary with changes in prevailing interest rates.

•	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.
•

The U.S. Government Portfolio is exposed to the credit risk of the institutions that issue Government Securities. Changes in the credit quality of the issuers could affect their ability to meet their payment obligations of interest or principal. Any failure to make such payments could adversely affect the value of the security and your investment in the Fund.

•	The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.

Risk Lose Money [Text]	rr_RiskLoseMoney	it is possible to lose money by investing in the Fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund
•	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

•	The value of the Fund's shares and the securities held by the Fund can each decline in value.

•	The amount of income the Fund generates will vary with changes in prevailing interest rates.

•	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading
:	Risk/Return Bar Chart and Table

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information provides some indication of the risks of investing in the Retail Shares of the U.S. Government Portfolio. The bar chart shows changes in the Retail Shares of the U.S. Government Portfolio's performance from year to year.The table shows the Portfolio's average annual total returns for the last one year and since inception periods. While analyzing this information, please note that the Portfolio's past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Retail Shares of the U.S. Government Portfolio may be obtained by calling the Fund at (212) 830-5345 or toll free at (800) 433-1918.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Retail Shares of the U.S. Government Portfolio. The bar chart shows changes in the Retail Shares of the U.S. Government Portfolio's performance from year to year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	While analyzing this information, please note that the Portfolio's past performance is not an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	U.S. Government Portfolio – Retail Shares % Total Return Calendar Year End
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

As of June 30, 2011, the U.S. Government Portfolio Retail Shares had a year-to-date return of 0.00%.

The U.S. Government Portfolio Retail Shares' highest quarterly return was 1.07% for the quarter ended June 30, 2007; the lowest quarterly return was 0.00% for the quarter ended March 31, 2011.

Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Fund directly.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns – For the period ended December 31, 2010
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	(800) 433-1918

[1]	The inception date for the U.S. Government Portfolio's Retail Shares was December 12, 2006.

Retail Class | Municipal Portfolio
Summary of the Retail Shares of the Municipal Portfolio
:	Investment Objective

The investment objective of the Municipal Portfolio is to seek as high a level of tax-exempt current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
:	Fees and Expenses of the Municipal Portfolio

This table describes the fees and expenses that you may pay if you buy and hold Retail Shares of the Municipal Portfolio.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees -	Retail Class Municipal Portfolio Retail Shares
Sales Charge (Load) Imposed on Purchases	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	Retail Class Municipal Portfolio Retail Shares
Management Fees	0.12%
Distribution and Service (12b-1) Fees	0.90%
Other Expenses (includes Administration Fees listed below)	0.22%
Administration Fees	0.05%
Total Annual Fund Operating Expenses	1.24%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Retail Shares of the Municipal Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Retail Shares of the Municipal Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Retail Shares of the Municipal Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Retail Class Municipal Portfolio Retail Shares	126	393	681	1,500

:	Principal Investment Strategies

The Fund seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of  $1.00 per share. The Municipal Portfolio seeks to achieve its objective by investing at least 80% of its net assets in obligations issued by states, territories and possessions of the United States and its political subdivisions, public authorities and other entities authorized to issue debt, including Participation Certificates therein the interest on which is exempt from regular federal income tax. For purposes of this test only, net assets include borrowings for investment purposes. The Fund will provide shareholders with at least 60 days' prior notice of any change in this policy. The maturities of variable rate demand instruments held in the Portfolio will be deemed to be the longer of the period required before the Portfolio is entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

The Fund's investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Fund and how an individual purchase would impact the yield of the Fund, against the backdrop of the Fund's overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Fund and how an individual purchase would impact the credit quality of the Fund, against the backdrop of the Fund's overall investment objective.

:	Principal Risks

•	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

•	The value of the Fund's shares and the securities held by the Fund can each decline in value.

•	The amount of income the Fund generates will vary with changes in prevailing interest rates.

•	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.

•

The Municipal Portfolio invests in municipal debt obligations. The value of these municipal obligations may be affected by uncertainties in the municipal debt market related to taxation. In addition, the payment of interest and preservation of capital are dependent upon the continuing ability of issuers and/or obligors of state, municipal and public authority debt obligations to meet these payment obligations.

•

Because the Municipal Portfolio may invest in Participation Certificates, investors should understand the characteristics of the banking industry and the risks that such investments entail. Adverse changes in economic and regulatory developments affecting the banking industry could affect the ability of the banks to meet their obligations. Such adverse economic changes may include substantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits. The activities of U.S. banks and most foreign banks are subject to comprehensive regulations which, in the case of U.S. regulations, have undergone substantial changes in the past decade and are currently subject to legislative and regulatory scrutiny. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of U.S. and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the market for real estate. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.

•	The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.

:	Risk/Return Bar Chart and Table

The following performance information provides some indication of the risks of investing in the Retail Shares of the Municipal Portfolio. The bar chart shows changes in the Retail Shares of the Municipal Portfolio's performance from year to year. The table shows the Portfolio's average annual total returns for the last one year and since inception periods. While analyzing this information, please note that the Portfolio's past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Retail Shares of the Municipal Portfolio may be obtained by calling the Fund at (212) 830-5345 or toll free at (800) 433-1918.

Municipal Portfolio – Retail Shares % Total Return Calendar Year End

As of June 30, 2011, the Municipal Portfolio Retail Shares had a year-to-date return of 0.00%.

The Municipal Portfolio Retail Shares' highest quarterly return was 0.71% for the quarter ended June 30, 2007; the lowest quarterly return was 0.00% for the quarter ended December 31, 2010.

Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Fund directly.

Average Annual Total Returns – For the period ended December 31, 2010
Average Annual Total Returns -		Retail Class Municipal Portfolio Retail Shares
One Year		none
Since Inception	[1]	1.12%
[1]	The inception date for the Municipal Portfolio's Retail Shares was October 30, 2006.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DAILY INCOME FUND
Prospectus Date	rr_ProspectusDate	Jul 29, 2011
Retail Class | Municipal Portfolio | Retail Shares
Risk/Return:	rr_RiskReturnAbstract
Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.90%
Other Expenses (includes Administration Fees listed below)	rr_OtherExpensesOverAssets	0.22%
Administration Fees	rr_Component1OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%
1 Year	rr_ExpenseExampleYear01	126
3 Years	rr_ExpenseExampleYear03	393
5 Years	rr_ExpenseExampleYear05	681
10 Years	rr_ExpenseExampleYear10	1,500
Annual Return 2007	rr_AnnualReturn2007	2.74%
Annual Return 2008	rr_AnnualReturn2008	1.54%
Annual Return 2009	rr_AnnualReturn2009	0.11%
Annual Return 2010	rr_AnnualReturn2010	0.00%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.71%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
One Year	rr_AverageAnnualReturnYear01	none
Since Inception	rr_AverageAnnualReturnSinceInception	1.12%	[1]
Retail Class | Municipal Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Retail Shares of the Municipal Portfolio
Objective [Heading]	rr_ObjectiveHeading
:	Investment Objective

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Municipal Portfolio is to seek as high a level of tax-exempt current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading
:	Fees and Expenses of the Municipal Portfolio

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Retail Shares of the Municipal Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Retail Shares of the Municipal Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Retail Shares of the Municipal Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Retail Shares of the Municipal Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading
:	Principal Investment Strategies

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of  $1.00 per share. The Municipal Portfolio seeks to achieve its objective by investing at least 80% of its net assets in obligations issued by states, territories and possessions of the United States and its political subdivisions, public authorities and other entities authorized to issue debt, including Participation Certificates therein the interest on which is exempt from regular federal income tax. For purposes of this test only, net assets include borrowings for investment purposes. The Fund will provide shareholders with at least 60 days' prior notice of any change in this policy. The maturities of variable rate demand instruments held in the Portfolio will be deemed to be the longer of the period required before the Portfolio is entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

The Fund's investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Fund and how an individual purchase would impact the yield of the Fund, against the backdrop of the Fund's overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Fund and how an individual purchase would impact the credit quality of the Fund, against the backdrop of the Fund's overall investment objective.

Risk [Heading]	rr_RiskHeading
:	Principal Risks

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
•	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

•	The value of the Fund's shares and the securities held by the Fund can each decline in value.

•	The amount of income the Fund generates will vary with changes in prevailing interest rates.

•	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.

•

The Municipal Portfolio invests in municipal debt obligations. The value of these municipal obligations may be affected by uncertainties in the municipal debt market related to taxation. In addition, the payment of interest and preservation of capital are dependent upon the continuing ability of issuers and/or obligors of state, municipal and public authority debt obligations to meet these payment obligations.

•

Because the Municipal Portfolio may invest in Participation Certificates, investors should understand the characteristics of the banking industry and the risks that such investments entail. Adverse changes in economic and regulatory developments affecting the banking industry could affect the ability of the banks to meet their obligations. Such adverse economic changes may include substantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits. The activities of U.S. banks and most foreign banks are subject to comprehensive regulations which, in the case of U.S. regulations, have undergone substantial changes in the past decade and are currently subject to legislative and regulatory scrutiny. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of U.S. and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the market for real estate. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.

•	The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.

Risk Lose Money [Text]	rr_RiskLoseMoney	it is possible to lose money by investing in the Fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund
•	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

•	The value of the Fund's shares and the securities held by the Fund can each decline in value.

•	The amount of income the Fund generates will vary with changes in prevailing interest rates.

•	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading
:	Risk/Return Bar Chart and Table

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information provides some indication of the risks of investing in the Retail Shares of the Municipal Portfolio. The bar chart shows changes in the Retail Shares of the Municipal Portfolio's performance from year to year. The table shows the Portfolio's average annual total returns for the last one year and since inception periods. While analyzing this information, please note that the Portfolio's past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Retail Shares of the Municipal Portfolio may be obtained by calling the Fund at (212) 830-5345 or toll free at (800) 433-1918.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Retail Shares of the Municipal Portfolio. The bar chart shows changes in the Retail Shares of the Municipal Portfolio's performance from year to year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	While analyzing this information, please note that the Portfolio's past performance is not an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Municipal Portfolio – Retail Shares % Total Return Calendar Year End
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

As of June 30, 2011, the Municipal Portfolio Retail Shares had a year-to-date return of 0.00%.

The Municipal Portfolio Retail Shares' highest quarterly return was 0.71% for the quarter ended June 30, 2007; the lowest quarterly return was 0.00% for the quarter ended December 31, 2010.

Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Fund directly.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns – For the period ended December 31, 2010
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	(800) 433-1918

[1]	The inception date for the Municipal Portfolio's Retail Shares was October 30, 2006.

RNT Natixis Liquid Prime Portfolio
Summary of the RNT Natixis Liquid Prime Portfolio
:	Investment Objective

The investment objective of the Portfolio is to seek current income consistent with the preservation of capital and the maintenance of liquidity.
: Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold RNT Natixis Liquid Prime Portfolio.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - RNT Natixis Liquid Prime Portfolio	Treasurer Shares	Liquidity Shares
Sales Charge (Load) Imposed on Purchases	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - RNT Natixis Liquid Prime Portfolio	Treasurer Shares	Liquidity Shares
Management Fees	0.06%	0.06%
Distribution and Service (12b-1) Fees	none	none
Other Expenses (includes Administration Fees and Shareholder Servicing Fees listed below)	0.09%	0.12%
Administration Fees	0.02%	0.02%
Shareholder Servicing Fees	0.03%	0.06%
Total Annual Fund Operating Expenses	0.15%	0.18%

EXAMPLE

This Example is intended to help you compare the cost of investing in the RNT Natixis Liquid Prime Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - RNT Natixis Liquid Prime Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Treasurer Shares	15	48	85	192
Liquidity Shares	18	58	101	230

:	Principal Investment Strategies

The Portfolio was designed to meet the short-term investment needs of corporate and public sector treasurers and other institutional investors.

Under normal market conditions, the Portfolio invests in high quality, short-term money market instruments that are issued and payable in U.S. dollars. The Portfolio principally invests in:

•	securities issued or guaranteed by the United States Government, its agencies or instrumentalities;

•	debt securities issued by U.S. and foreign banks, including certificates of deposit, time deposits and other short-term securities;

•	commercial paper issued by U.S. and foreign banks, and non-bank companies; and

•	repurchase agreements collateralized by securities issued or guaranteed by the United States Government, its agencies or instrumentalities.

Under normal market conditions, the Portfolio will invest at least 25% of its total assets in securities issued by companies in the banking industry.

The Portfolio will seek, under normal market conditions, to maintain a dollar-weighted average maturity and dollar-weighted life of approximately nine (9) days or less. The investment manager calculates the Portfolio's dollar-weighted average maturity at the beginning of each business day.

The Portfolio will not acquire any of the following securities under normal market conditions:

•	Asset backed commercial paper;

•	Asset backed securities;

•	collateralized loan agreements; and

•	loan participations.

For further discussion of these securities and their risks, please refer to the Portfolio's Statement of Additional Information ("SAI").

GENERALLY

The Portfolio is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"). Within these requirements, the Portfolio will seek to maintain a net asset value of  $1.00 per share and only invest in securities which are denominated in United States dollars. Other requirements pertain to the maturity and credit quality of the securities in which the Portfolio may invest. The Portfolio will only invest in securities which have, or are deemed to have, a remaining maturity of 397 days or less. Also, the average maturity for all securities contained in the Portfolio, on a dollar-weighted basis, is required to be 60 days or less. However, under normal market conditions, the Portfolio intends to maintain a dollar-weighted average maturity of approximately nine (9) days or less (as noted above).

The Portfolio's investment manager considers the following factors when buying and selling securities for the Portfolio: (i) portfolio liquidity, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Fund and how an individual purchase would impact the yield of the Fund, against the backdrop of the Fund's overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Fund and how an individual purchase would impact the credit quality of the Fund, against the backdrop of the Fund's overall investment objective.

There is no assurance that the investment strategies will be successful.

:	Principal Risks

•	Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

•	The value of the Portfolio's shares and the securities held by the Portfolio can each decline in value.

•	The amount of income the Portfolio generates will vary with changes in prevailing interest rates.

•	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.

•

The Portfolio may contain securities issued by foreign branches of domestic banks, foreign subsidiaries of domestic banks, domestic and foreign branches of foreign banks, and commercial paper issued by foreign issuers. Foreign securities may be subject to investment risks which may include adverse economic and political developments as well as lack of uniform accounting and financial reporting standards.

•	The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.

•

Because the Portfolio may invest a significant portion of its assets in securities of companies in the banking industry, developments affecting the banking industry may have a disproportionate impact on the Portfolio.

:	Risk/Return Bar Chart and Table

Performance information for the Portfolio will be available once it has been in operation for a full calendar year. The current 7-day yield for the Treasurer Shares and the Liquidity Shares of the Portfolio may be obtained by calling the Fund at (212) 830-5240 or toll free at (888) 226-5504.

The year-to-date return for the Treasurer Shares as of June 30, 2011 was 0.06%. The year-to-date return for the Liquidity Shares as of June 30, 2011 was 0.05%.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DAILY INCOME FUND
Prospectus Date	rr_ProspectusDate	Jul 29, 2011
RNT Natixis Liquid Prime Portfolio | Treasurer Shares
Risk/Return:	rr_RiskReturnAbstract
Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.06%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (includes Administration Fees and Shareholder Servicing Fees listed below)	rr_OtherExpensesOverAssets	0.09%
Administration Fees	rr_Component1OtherExpensesOverAssets	0.02%
Shareholder Servicing Fees	rr_Component2OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.15%
1 Year	rr_ExpenseExampleYear01	15
3 Years	rr_ExpenseExampleYear03	48
5 Years	rr_ExpenseExampleYear05	85
10 Years	rr_ExpenseExampleYear10	192
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.06%
RNT Natixis Liquid Prime Portfolio | Liquidity Shares
Risk/Return:	rr_RiskReturnAbstract
Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.06%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (includes Administration Fees and Shareholder Servicing Fees listed below)	rr_OtherExpensesOverAssets	0.12%
Administration Fees	rr_Component1OtherExpensesOverAssets	0.02%
Shareholder Servicing Fees	rr_Component2OtherExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.18%
1 Year	rr_ExpenseExampleYear01	18
3 Years	rr_ExpenseExampleYear03	58
5 Years	rr_ExpenseExampleYear05	101
10 Years	rr_ExpenseExampleYear10	230
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.05%
RNT Natixis Liquid Prime Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the RNT Natixis Liquid Prime Portfolio
Objective [Heading]	rr_ObjectiveHeading
:	Investment Objective

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Portfolio is to seek current income consistent with the preservation of capital and the maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	: Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold RNT Natixis Liquid Prime Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the RNT Natixis Liquid Prime Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading
:	Principal Investment Strategies

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio was designed to meet the short-term investment needs of corporate and public sector treasurers and other institutional investors.

Under normal market conditions, the Portfolio invests in high quality, short-term money market instruments that are issued and payable in U.S. dollars. The Portfolio principally invests in:

•	securities issued or guaranteed by the United States Government, its agencies or instrumentalities;

•	debt securities issued by U.S. and foreign banks, including certificates of deposit, time deposits and other short-term securities;

•	commercial paper issued by U.S. and foreign banks, and non-bank companies; and

•	repurchase agreements collateralized by securities issued or guaranteed by the United States Government, its agencies or instrumentalities.

Under normal market conditions, the Portfolio will invest at least 25% of its total assets in securities issued by companies in the banking industry.

The Portfolio will seek, under normal market conditions, to maintain a dollar-weighted average maturity and dollar-weighted life of approximately nine (9) days or less. The investment manager calculates the Portfolio's dollar-weighted average maturity at the beginning of each business day.

The Portfolio will not acquire any of the following securities under normal market conditions:

•	Asset backed commercial paper;

•	Asset backed securities;

•	collateralized loan agreements; and

•	loan participations.

For further discussion of these securities and their risks, please refer to the Portfolio's Statement of Additional Information ("SAI").

GENERALLY

The Portfolio is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"). Within these requirements, the Portfolio will seek to maintain a net asset value of  $1.00 per share and only invest in securities which are denominated in United States dollars. Other requirements pertain to the maturity and credit quality of the securities in which the Portfolio may invest. The Portfolio will only invest in securities which have, or are deemed to have, a remaining maturity of 397 days or less. Also, the average maturity for all securities contained in the Portfolio, on a dollar-weighted basis, is required to be 60 days or less. However, under normal market conditions, the Portfolio intends to maintain a dollar-weighted average maturity of approximately nine (9) days or less (as noted above).

The Portfolio's investment manager considers the following factors when buying and selling securities for the Portfolio: (i) portfolio liquidity, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Fund and how an individual purchase would impact the yield of the Fund, against the backdrop of the Fund's overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Fund and how an individual purchase would impact the credit quality of the Fund, against the backdrop of the Fund's overall investment objective.

There is no assurance that the investment strategies will be successful.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Portfolio will invest at least 25% of its total assets in securities issued by companies in the banking industry.
Risk [Heading]	rr_RiskHeading
:	Principal Risks

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

•	Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

•	The value of the Portfolio's shares and the securities held by the Portfolio can each decline in value.

•	The amount of income the Portfolio generates will vary with changes in prevailing interest rates.

•	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.

•

The Portfolio may contain securities issued by foreign branches of domestic banks, foreign subsidiaries of domestic banks, domestic and foreign branches of foreign banks, and commercial paper issued by foreign issuers. Foreign securities may be subject to investment risks which may include adverse economic and political developments as well as lack of uniform accounting and financial reporting standards.

•	The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.

•

Because the Portfolio may invest a significant portion of its assets in securities of companies in the banking industry, developments affecting the banking industry may have a disproportionate impact on the Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	it is possible to lose money by investing in the Portfolio.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund
•	Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

•	The value of the Portfolio's shares and the securities held by the Portfolio can each decline in value.

•	The amount of income the Portfolio generates will vary with changes in prevailing interest rates.

•	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading
:	Risk/Return Bar Chart and Table

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance information for the Portfolio will be available once it has been in operation for a full calendar year. The current 7-day yield for the Treasurer Shares and the Liquidity Shares of the Portfolio may be obtained by calling the Fund at (212) 830-5240 or toll free at (888) 226-5504.

The year-to-date return for the Treasurer Shares as of June 30, 2011 was 0.06%. The year-to-date return for the Liquidity Shares as of June 30, 2011 was 0.05%.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Portfolio will be available once it has been in operation for a full calendar year.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	(888) 226-5504

Advantage Shares | Money Market Portfolio
SUMMARY OF THE ADVANTAGE SHARES OF DAILY INCOME FUND – MONEY MARKET PORTFOLIO
INVESTMENT OBJECTIVE
The investment objective of the Money Market Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
FEES AND EXPENSES OF THE MONEY MARKET PORTFOLIO
This table describes the fees and expenses that you may pay if you buy and hold Advantage Shares of the Money Market Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -	Advantage Shares Money Market Portfolio
Sales Charge (Load) Imposed on Purchases	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	Advantage Shares Money Market Portfolio
Management Fees	0.12%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (includes Administration Fees listed below)	0.12%
Administration Fees	0.05%
Total Annual Fund Operating Expenses	1.24%

Example

This Example is intended to help you compare the cost of investing in the Advantage Shares of the Money Market Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Advantage Shares of the Money Market Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Advantage Shares of the Money Market Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Advantage Shares Money Market Portfolio	126	393	681	1,500

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of  $1.00 per share. The Money Market Portfolio seeks to achieve its objective by investing principally in short-term money market obligations with maturities of 397 days or less, including bank certificates of deposit, time deposits, bankers' acceptances, high quality commercial paper, loan participation interests, securities issued or guaranteed by the United States Government, state agencies or instrumentalities, and repurchase agreements calling for resale in 397 days or less backed by the foregoing securities. The maturities of variable rate demand instruments held in the Portfolio will be deemed to be the longer of the period required before the Portfolio is entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

The Fund's investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considered the overall yield of the Fund and how an individual purchase would impact the yield of the Fund, against the backdrop of the Fund's overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Fund and how an individual purpose would impact the credit quality of the Fund, against the backdrop of the Fund's overall investment objective.

PRINCIPAL RISKS

¡	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

¡	The value of the Fund's shares and the securities held by the Fund can each decline in value.

¡	The amount of income the Fund generates will vary with changes in prevailing interest rates.

¡	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.

¡

The Money Market Portfolio may contain securities issued by foreign governments, or any of their political subdivisions, agencies or instrumentalities, and by foreign branches of domestic banks, foreign subsidiaries of domestic banks, domestic and foreign branches of foreign banks, and commercial paper issued by foreign issuers. Foreign securities may be subject to investment risks which may include adverse economic and political developments as well as lack of uniform accounting and financial reporting standards.

¡	The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.

RISK/RETURN BAR CHART AND TABLE

The following performance information provides some indication of the risks of investing in the Advantage Shares of the Money Market Portfolio. The bar chart shows changes in the Advantage Shares of the Money Market Portfolio's performance from year to year. The table shows the Portfolio's average annual total returns for the last one year and since inception periods. While analyzing this information, please note that the Portfolio's past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Advantage Shares of the Money Market Portfolio may be obtained by calling the Fund at (212) 830-5345 or toll free at (800) 433-1918.

Money Market Portfolio – Advantage Shares % Total Return Calendar Year End

As of June 30, 2011, the Money Market Portfolio's Advantage Shares had a year-to-date return of 0.02%.

The Money Market Portfolio Advantage Shares' highest quarterly return was 1.11% for the quarter ended September 30, 2007; the lowest quarterly return was 0.01% for the quarter ended June 30, 2011.

Average Annual Total Returns – Money Market Portfolio Advantage Shares For the period ended December 31, 2010
Average Annual Total Returns -		Advantage Shares Money Market Portfolio
One Year		0.05%
Since Inception	[1]	1.81%
[1]	The inception date for the Money Market Portfolio's Advantage Shares was November 1, 2006.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DAILY INCOME FUND
Prospectus Date	rr_ProspectusDate	Jul 29, 2011
Advantage Shares | Money Market Portfolio | Advantage Shares
Risk/Return:	rr_RiskReturnAbstract
Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (includes Administration Fees listed below)	rr_OtherExpensesOverAssets	0.12%
Administration Fees	rr_Component1OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%
1 Year	rr_ExpenseExampleYear01	126
3 Years	rr_ExpenseExampleYear03	393
5 Years	rr_ExpenseExampleYear05	681
10 Years	rr_ExpenseExampleYear10	1,500
Annual Return 2007	rr_AnnualReturn2007	4.37%
Annual Return 2008	rr_AnnualReturn2008	2.26%
Annual Return 2009	rr_AnnualReturn2009	0.19%
Annual Return 2010	rr_AnnualReturn2010	0.05%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.02%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.11%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.01%
One Year	rr_AverageAnnualReturnYear01	0.05%
Since Inception	rr_AverageAnnualReturnSinceInception	1.81%	[1]
Advantage Shares | Money Market Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY OF THE ADVANTAGE SHARES OF DAILY INCOME FUND – MONEY MARKET PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Money Market Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE MONEY MARKET PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Advantage Shares of the Money Market Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Advantage Shares of the Money Market Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Advantage Shares of the Money Market Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Advantage Shares of the Money Market Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of  $1.00 per share. The Money Market Portfolio seeks to achieve its objective by investing principally in short-term money market obligations with maturities of 397 days or less, including bank certificates of deposit, time deposits, bankers' acceptances, high quality commercial paper, loan participation interests, securities issued or guaranteed by the United States Government, state agencies or instrumentalities, and repurchase agreements calling for resale in 397 days or less backed by the foregoing securities. The maturities of variable rate demand instruments held in the Portfolio will be deemed to be the longer of the period required before the Portfolio is entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

The Fund's investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considered the overall yield of the Fund and how an individual purchase would impact the yield of the Fund, against the backdrop of the Fund's overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Fund and how an individual purpose would impact the credit quality of the Fund, against the backdrop of the Fund's overall investment objective.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

¡	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

¡	The value of the Fund's shares and the securities held by the Fund can each decline in value.

¡	The amount of income the Fund generates will vary with changes in prevailing interest rates.

¡	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.

¡

The Money Market Portfolio may contain securities issued by foreign governments, or any of their political subdivisions, agencies or instrumentalities, and by foreign branches of domestic banks, foreign subsidiaries of domestic banks, domestic and foreign branches of foreign banks, and commercial paper issued by foreign issuers. Foreign securities may be subject to investment risks which may include adverse economic and political developments as well as lack of uniform accounting and financial reporting standards.

¡	The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.

Risk Lose Money [Text]	rr_RiskLoseMoney	it is possible to lose money by investing in the Fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund
¡	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

¡	The value of the Fund's shares and the securities held by the Fund can each decline in value.

¡	The amount of income the Fund generates will vary with changes in prevailing interest rates.

¡	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	RISK/RETURN BAR CHART AND TABLE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information provides some indication of the risks of investing in the Advantage Shares of the Money Market Portfolio. The bar chart shows changes in the Advantage Shares of the Money Market Portfolio's performance from year to year. The table shows the Portfolio's average annual total returns for the last one year and since inception periods. While analyzing this information, please note that the Portfolio's past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Advantage Shares of the Money Market Portfolio may be obtained by calling the Fund at (212) 830-5345 or toll free at (800) 433-1918.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Advantage Shares of the Money Market Portfolio. The bar chart shows changes in the Advantage Shares of the Money Market Portfolio's performance from year to year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	While analyzing this information, please note that the Portfolio's past performance is not an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Money Market Portfolio – Advantage Shares % Total Return Calendar Year End
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

As of June 30, 2011, the Money Market Portfolio's Advantage Shares had a year-to-date return of 0.02%.

The Money Market Portfolio Advantage Shares' highest quarterly return was 1.11% for the quarter ended September 30, 2007; the lowest quarterly return was 0.01% for the quarter ended June 30, 2011.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns – Money Market Portfolio Advantage Shares For the period ended December 31, 2010
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	(800) 433-1918

[1]	The inception date for the Money Market Portfolio's Advantage Shares was November 1, 2006.

Advantage Shares | U.S. Government Portfolio
SUMMARY OF THE ADVANTAGE SHARES OF DAILY INCOME FUND – U.S. GOVERNMENT PORTFOLIO
INVESTMENT OBJECTIVE
The investment objective of the U.S. Government Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
FEES AND EXPENSES OF THE U.S. GOVERNMENT PORTFOLIO
This table describes the fees and expenses that you may pay if you buy and hold Advantage Shares of the U.S. Government Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -	Advantage Shares U.S. Government Portfolio
Sales Charge (Load) Imposed on Purchases	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	Advantage Shares U.S. Government Portfolio
Management Fees	0.12%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (includes Administration Fees listed below)	0.10%
Administration Fees	0.05%
Total Annual Fund Operating Expenses	1.22%

Example

This Example is intended to help you compare the cost of investing in the Advantage Shares of the U.S. Government Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Advantage Shares of the U.S. Government Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Advantage Shares of the U.S. Government Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Advantage Shares U.S. Government Portfolio	124	387	670	1,477

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of  $1.00 per share. The U.S. Government Portfolio seeks to achieve its objective by investing at least 80% of its net assets in short-term, marketable securities and instruments issued or guaranteed by the U.S. Government or by its agencies or instrumentalities, ("Government Securities") with maturities of 397 days or less, and repurchase agreements which are collateralized by the foregoing securities. For purposes of this test only, net assets include borrowings for investment purposes. The Fund will provide shareholders with at least 60 days' prior notice of any change in this policy. The U.S. Government Portfolio may also invest in loan participation interests where the borrower is the U.S. Government or its agencies or instrumentalities.

The Fund's investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considered the overall yield of the Fund and how an individual purchase would impact the yield of the Fund, against the backdrop of the Fund's overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Fund and how an individual purpose would impact the credit quality of the Fund, against the backdrop of the Fund's overall investment objective.

PRINCIPAL RISKS

¡	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

¡	The value of the Fund's shares and the securities held by the Fund can each decline in value.

¡	The amount of income the Fund generates will vary with changes in prevailing interest rates.

¡	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.

¡

The U.S. Government Portfolio is exposed to the credit risk of the institutions that issue Government Securities. Changes in the credit quality of the issuers could affect their ability to meet their payment obligations of interest or principal. Any failure to make such payments could adversely affect the value of the security and your investment in the Fund.

¡	The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.

RISK/RETURN BAR CHART AND TABLE

The following performance information provides some indication of the risks of investing in the Advantage Shares of the U.S. Government Portfolio. The bar chart shows changes in the Advantage Shares of the U.S. Government Portfolio's performance from year to year. The table shows the Portfolio's average annual total returns for the last one year and since inception periods. While analyzing this information, please note that the Portfolio's past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Advantage Shares of the U.S. Government Portfolio may be obtained by calling the Fund at (212) 830-5345 or toll free at (800) 433-1918.

U.S. Government Portfolio – Advantage Shares % Total Return Calendar Year End

As of June 30, 2011, the U.S. Government Portfolio's Advantage Shares had a year-to-date return of 0.00%.

The U.S. Government Portfolio Advantage Shares' highest quarterly return was 1.07% for the quarter ended June 30, 2007; the lowest quarterly return was 0.00% for the quarter ended June 30, 2011.

Average Annual Total Returns – U.S. Government Portfolio Advantage Shares For the period ended December 31, 2010
Average Annual Total Returns -		Advantage Shares U.S. Government Portfolio
One Year		0.01%
Since Inception	[1]	1.48%
[1]	The inception date for the U.S. Government Portfolio's Advantage Shares was November 2, 2006.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DAILY INCOME FUND
Prospectus Date	rr_ProspectusDate	Jul 29, 2011
Advantage Shares | U.S. Government Portfolio | Advantage Shares
Risk/Return:	rr_RiskReturnAbstract
Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (includes Administration Fees listed below)	rr_OtherExpensesOverAssets	0.10%
Administration Fees	rr_Component1OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.22%
1 Year	rr_ExpenseExampleYear01	124
3 Years	rr_ExpenseExampleYear03	387
5 Years	rr_ExpenseExampleYear05	670
10 Years	rr_ExpenseExampleYear10	1,477
Annual Return 2007	rr_AnnualReturn2007	4.17%
Annual Return 2008	rr_AnnualReturn2008	1.30%
Annual Return 2009	rr_AnnualReturn2009	0.03%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.07%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
One Year	rr_AverageAnnualReturnYear01	0.01%
Since Inception	rr_AverageAnnualReturnSinceInception	1.48%	[1]
Advantage Shares | U.S. Government Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY OF THE ADVANTAGE SHARES OF DAILY INCOME FUND – U.S. GOVERNMENT PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the U.S. Government Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE U.S. GOVERNMENT PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Advantage Shares of the U.S. Government Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Advantage Shares of the U.S. Government Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Advantage Shares of the U.S. Government Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Advantage Shares of the U.S. Government Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of  $1.00 per share. The U.S. Government Portfolio seeks to achieve its objective by investing at least 80% of its net assets in short-term, marketable securities and instruments issued or guaranteed by the U.S. Government or by its agencies or instrumentalities, ("Government Securities") with maturities of 397 days or less, and repurchase agreements which are collateralized by the foregoing securities. For purposes of this test only, net assets include borrowings for investment purposes. The Fund will provide shareholders with at least 60 days' prior notice of any change in this policy. The U.S. Government Portfolio may also invest in loan participation interests where the borrower is the U.S. Government or its agencies or instrumentalities.

The Fund's investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considered the overall yield of the Fund and how an individual purchase would impact the yield of the Fund, against the backdrop of the Fund's overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Fund and how an individual purpose would impact the credit quality of the Fund, against the backdrop of the Fund's overall investment objective.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

¡	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

¡	The value of the Fund's shares and the securities held by the Fund can each decline in value.

¡	The amount of income the Fund generates will vary with changes in prevailing interest rates.

¡	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.

¡

The U.S. Government Portfolio is exposed to the credit risk of the institutions that issue Government Securities. Changes in the credit quality of the issuers could affect their ability to meet their payment obligations of interest or principal. Any failure to make such payments could adversely affect the value of the security and your investment in the Fund.

¡	The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.

Risk Lose Money [Text]	rr_RiskLoseMoney	it is possible to lose money by investing in the Fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund
¡	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

¡	The value of the Fund's shares and the securities held by the Fund can each decline in value.

¡	The amount of income the Fund generates will vary with changes in prevailing interest rates.

¡	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	RISK/RETURN BAR CHART AND TABLE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information provides some indication of the risks of investing in the Advantage Shares of the U.S. Government Portfolio. The bar chart shows changes in the Advantage Shares of the U.S. Government Portfolio's performance from year to year. The table shows the Portfolio's average annual total returns for the last one year and since inception periods. While analyzing this information, please note that the Portfolio's past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Advantage Shares of the U.S. Government Portfolio may be obtained by calling the Fund at (212) 830-5345 or toll free at (800) 433-1918.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Advantage Shares of the U.S. Government Portfolio. The bar chart shows changes in the Advantage Shares of the U.S. Government Portfolio's performance from year to year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	While analyzing this information, please note that the Portfolio's past performance is not an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	U.S. Government Portfolio – Advantage Shares % Total Return Calendar Year End
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

As of June 30, 2011, the U.S. Government Portfolio's Advantage Shares had a year-to-date return of 0.00%.

The U.S. Government Portfolio Advantage Shares' highest quarterly return was 1.07% for the quarter ended June 30, 2007; the lowest quarterly return was 0.00% for the quarter ended June 30, 2011.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns – U.S. Government Portfolio Advantage Shares For the period ended December 31, 2010
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	(800) 433-1918

[1]	The inception date for the U.S. Government Portfolio's Advantage Shares was November 2, 2006.

Advantage Shares | Municipal Portfolio
SUMMARY OF THE ADVANTAGE SHARES OF DAILY INCOME FUND – MUNICIPAL PORTFOLIO
INVESTMENT OBJECTIVE
The investment objective of the Municipal Portfolio is to seek as high a level of tax-exempt current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
FEES AND EXPENSES OF THE MUNICIPAL PORTFOLIO
This table describes the fees and expenses that you may pay if you buy and hold Advantage Shares of the Municipal Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -	Advantage Shares Municipal Portfolio
Sales Charge (Load) Imposed on Purchases	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	Advantage Shares Municipal Portfolio
Management Fees	0.12%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (includes Administration Fees listed below)	0.16%
Administration Fees	0.05%
Total Annual Fund Operating Expenses	1.28%

Example

This Example is intended to help you compare the cost of investing in the Advantage Shares of the Municipal Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Advantage Shares of the Municipal Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Advantage Shares of the Municipal Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Advantage Shares Municipal Portfolio	130	406	702	1,545

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of  $1.00 per share. The Municipal Portfolio seeks to achieve its objective by investing at least 80% of its net assets in obligations issued by states, territories and possessions of the United States and its political subdivisions, public authorities and other entities authorized to issue debt, including Participation Certificates therein the interest on which is exempt from regular federal income tax. For purposes of this test only, net assets include borrowings for investment purposes. The Fund will provide shareholders with at least 60 days' prior notice of any change in this policy. The maturities of variable rate demand instruments held in the Portfolio will be deemed to be the longer of the period required before the Portfolio is entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

The Fund's investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considered the overall yield of the Fund and how an individual purchase would impact the yield of the Fund, against the backdrop of the Fund's overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Fund and how an individual purpose would impact the credit quality of the Fund, against the backdrop of the Fund's overall investment objective.

PRINCIPAL RISKS

¡	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

¡	The value of the Fund's shares and the securities held by the Fund can each decline in value.

¡	The amount of income the Fund generates will vary with changes in prevailing interest rates.

¡	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.

¡

The Municipal Portfolio invests in municipal debt obligations. The value of these municipal obligations may be affected by uncertainties in the municipal debt market related to taxation. In addition, the payment of interest and preservation of capital are dependent upon the continuing ability of issuers and/or obligors of state, municipal and public authority debt obligations to meet these payment obligations.

¡

Because the Municipal Portfolio may invest in Participation Certificates, investors should understand the characteristics of the banking industry and the risks that such investments entail. Adverse changes in economic and regulatory developments affecting the banking industry could affect the ability of the banks to meet their obligations. Such adverse economic changes may include substantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits. The activities of U.S. banks and most foreign banks are subject to comprehensive regulations which, in the case of U.S. regulations, have undergone substantial changes in the past decade and are currently subject to legislative and regulatory scrutiny. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of U.S. and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the market for real estate. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.

¡	The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.

RISK/RETURN BAR CHART AND TABLE

The following performance information provides some indication of the risks of investing in the Advantage Shares of the Municipal Portfolio. The bar chart shows changes in the Advantage Shares of the Municipal Portfolio's performance from year to year. The table shows the Portfolio's average annual total returns for the last one year and since inception periods. While analyzing this information, please note that the Portfolio's past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Advantage Shares of the Municipal Portfolio may be obtained by calling the Fund at (212) 830-5345 or toll free at (800) 433-1918.

Municipal Portfolio – Advantage Shares % Total Return Calendar Year End

As of June 30, 2011, the Municipal Portfolio's Advantage Shares had a year-to-date return of 0.02%.

The Municipal Portfolio Advantage Shares' highest quarterly return was 0.70% for the quarter ended June 30, 2007; the lowest quarterly return was 0.01% for the quarter ended June 30, 2011.

Average Annual Total Returns - Municipal Portfolio Advantage Shares For the period ended December 31, 2010
Average Annual Total Returns -		Advantage Shares Municipal Portfolio
One Year		0.05%
Since Inception	[1]	1.16%
[1]	The inception date for the Municipal Portfolio's Advantage Shares was November 2, 2006.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DAILY INCOME FUND
Prospectus Date	rr_ProspectusDate	Jul 29, 2011
Advantage Shares | Municipal Portfolio | Advantage Shares
Risk/Return:	rr_RiskReturnAbstract
Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (includes Administration Fees listed below)	rr_OtherExpensesOverAssets	0.16%
Administration Fees	rr_Component1OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.28%
1 Year	rr_ExpenseExampleYear01	130
3 Years	rr_ExpenseExampleYear03	406
5 Years	rr_ExpenseExampleYear05	702
10 Years	rr_ExpenseExampleYear10	1,545
Annual Return 2007	rr_AnnualReturn2007	2.72%
Annual Return 2008	rr_AnnualReturn2008	1.52%
Annual Return 2009	rr_AnnualReturn2009	0.13%
Annual Return 2010	rr_AnnualReturn2010	0.05%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.02%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.70%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.01%
One Year	rr_AverageAnnualReturnYear01	0.05%
Since Inception	rr_AverageAnnualReturnSinceInception	1.16%	[1]
Advantage Shares | Municipal Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY OF THE ADVANTAGE SHARES OF DAILY INCOME FUND – MUNICIPAL PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Municipal Portfolio is to seek as high a level of tax-exempt current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE MUNICIPAL PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Advantage Shares of the Municipal Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Advantage Shares of the Municipal Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Advantage Shares of the Municipal Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Advantage Shares of the Municipal Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of  $1.00 per share. The Municipal Portfolio seeks to achieve its objective by investing at least 80% of its net assets in obligations issued by states, territories and possessions of the United States and its political subdivisions, public authorities and other entities authorized to issue debt, including Participation Certificates therein the interest on which is exempt from regular federal income tax. For purposes of this test only, net assets include borrowings for investment purposes. The Fund will provide shareholders with at least 60 days' prior notice of any change in this policy. The maturities of variable rate demand instruments held in the Portfolio will be deemed to be the longer of the period required before the Portfolio is entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

The Fund's investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considered the overall yield of the Fund and how an individual purchase would impact the yield of the Fund, against the backdrop of the Fund's overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Fund and how an individual purpose would impact the credit quality of the Fund, against the backdrop of the Fund's overall investment objective.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

¡	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

¡	The value of the Fund's shares and the securities held by the Fund can each decline in value.

¡	The amount of income the Fund generates will vary with changes in prevailing interest rates.

¡	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.

¡

The Municipal Portfolio invests in municipal debt obligations. The value of these municipal obligations may be affected by uncertainties in the municipal debt market related to taxation. In addition, the payment of interest and preservation of capital are dependent upon the continuing ability of issuers and/or obligors of state, municipal and public authority debt obligations to meet these payment obligations.

¡

Because the Municipal Portfolio may invest in Participation Certificates, investors should understand the characteristics of the banking industry and the risks that such investments entail. Adverse changes in economic and regulatory developments affecting the banking industry could affect the ability of the banks to meet their obligations. Such adverse economic changes may include substantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits. The activities of U.S. banks and most foreign banks are subject to comprehensive regulations which, in the case of U.S. regulations, have undergone substantial changes in the past decade and are currently subject to legislative and regulatory scrutiny. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of U.S. and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the market for real estate. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.

¡	The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.

Risk Lose Money [Text]	rr_RiskLoseMoney	it is possible to lose money by investing in the Fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund
¡	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

¡	The value of the Fund's shares and the securities held by the Fund can each decline in value.

¡	The amount of income the Fund generates will vary with changes in prevailing interest rates.

¡	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	RISK/RETURN BAR CHART AND TABLE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information provides some indication of the risks of investing in the Advantage Shares of the Municipal Portfolio. The bar chart shows changes in the Advantage Shares of the Municipal Portfolio's performance from year to year. The table shows the Portfolio's average annual total returns for the last one year and since inception periods. While analyzing this information, please note that the Portfolio's past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Advantage Shares of the Municipal Portfolio may be obtained by calling the Fund at (212) 830-5345 or toll free at (800) 433-1918.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Advantage Shares of the Municipal Portfolio. The bar chart shows changes in the Advantage Shares of the Municipal Portfolio's performance from year to year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	While analyzing this information, please note that the Portfolio's past performance is not an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Municipal Portfolio – Advantage Shares % Total Return Calendar Year End
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

As of June 30, 2011, the Municipal Portfolio's Advantage Shares had a year-to-date return of 0.02%.

The Municipal Portfolio Advantage Shares' highest quarterly return was 0.70% for the quarter ended June 30, 2007; the lowest quarterly return was 0.01% for the quarter ended June 30, 2011.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns - Municipal Portfolio Advantage Shares For the period ended December 31, 2010
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	(800) 433-1918

[1]	The inception date for the Municipal Portfolio's Advantage Shares was November 2, 2006.

Xpress Shares | Money Market Portfolio
money market Xpress fund Summary of the Fund
INVESTMENT OBJECTIVE
The investment objective of the Fund is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Xpress Shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees -	Xpress Shares Money Market Portfolio
Sales Charge (Load) Imposed on Purchases	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	Xpress Shares Money Market Portfolio
Management Fees	0.12%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (includes Administration Fees listed below)	0.12%
Administration Fees	0.05%
Total Annual Fund Operating Expenses	1.24%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Xpress Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Xpress Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Xpress Shares of the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Xpress Shares Money Market Portfolio	126	393	681	1,500

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to maintain an investment portfolio with a dollar-weighted average maturity of 60 days or less, to value its investment portfolio at amortized cost and maintain a net asset value of  $1.00 per share. The Fund seeks to achieve its objective by investing principally in short-term money market obligations with maturities of 397 days or less, including bank certificates of deposit, time deposits, bankers' acceptances, high quality commercial paper, loan participation interests, securities issued or guaranteed by the United States Government, state agencies or instrumentalities, and repurchase agreements calling for resale in 397 days or less backed by the foregoing securities. The maturities of variable rate demand instruments held in the Fund will be deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

The Fund's investment manager considers the following factors when buying and selling securities for the Fund: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Fund and how an individual purchase would impact the yield of the Fund, against the backdrop of the Fund's overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Fund and how an individual purchase would impact the credit quality of the Fund, against the backdrop of the Fund's overall investment objective.

PRINCIPAL RISKS
¡	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

¡	The value of the Fund's shares and the securities held by the Fund can each decline in value.

¡	The amount of income the Fund generates will vary with changes in prevailing interest rates.

¡	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.

¡

The Fund may contain securities issued by foreign governments, or any of their political subdivisions, agencies or instrumentalities, and by foreign branches of domestic banks, foreign subsidiaries of domestic banks, domestic and foreign branches of foreign banks, and commercial paper issued by foreign issuers. Foreign securities may be subject to investment risks which may include adverse economic and political developments as well as lack of uniform accounting and financial reporting standards.

¡	The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.

RISK/RETURN BAR CHART AND TABLE

The following performance information provides some indication of the risks of investing in the Xpress Shares of the Fund. The bar chart shows changes in the Xpress Shares of the Fund's performance from year to year. The table shows the Fund's average annual total returns for the last one year and since inception periods. While analyzing this information, please note that the Fund's past performance is not an indication of how the Fund will perform in the future. The current 7-day yield for the Xpress Shares of the Fund may be obtained by calling either optionsXpress, Inc. or brokersXpress, LLC. toll-free at the numbers listed below:

optionsXpress, Inc.: (888) 280-8020

brokersXpress, LLC.: (888) 280-7030

Money Market Portfolio - Xpress Shares % Total Return Calendar Year End

As of June 30, 2011, the Money Market Portfolio's Xpress Shares had a year-to-date return of 0.01%.

The Money Market Portfolio Xpress Shares' highest quarterly return was 1.05% for the quarter ended September 30, 2007; the lowest quarterly return was 0.00% for the quarter ended June 30, 2011.

Average Annual Total Returns - For the period ended December 31, 2010
Average Annual Total Returns -		Xpress Shares Money Market Portfolio
One Year		0.02%
Since Inception	[1]	1.21%
[1]	The inception date for the Xpress Shares was June 20, 2007.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DAILY INCOME FUND
Prospectus Date	rr_ProspectusDate	Jul 29, 2011
Xpress Shares | Money Market Portfolio | Xpress Shares
Risk/Return:	rr_RiskReturnAbstract
Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (includes Administration Fees listed below)	rr_OtherExpensesOverAssets	0.12%
Administration Fees	rr_Component1OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%
1 Year	rr_ExpenseExampleYear01	126
3 Years	rr_ExpenseExampleYear03	393
5 Years	rr_ExpenseExampleYear05	681
10 Years	rr_ExpenseExampleYear10	1,500
Annual Return 2008	rr_AnnualReturn2008	2.02%
Annual Return 2009	rr_AnnualReturn2009	0.11%
Annual Return 2010	rr_AnnualReturn2010	0.02%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.05%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
One Year	rr_AverageAnnualReturnYear01	0.02%
Since Inception	rr_AverageAnnualReturnSinceInception	1.21%	[1]
Xpress Shares | Money Market Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	money market Xpress fund Summary of the Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Xpress Shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Xpress Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Xpress Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Xpress Shares of the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to maintain an investment portfolio with a dollar-weighted average maturity of 60 days or less, to value its investment portfolio at amortized cost and maintain a net asset value of  $1.00 per share. The Fund seeks to achieve its objective by investing principally in short-term money market obligations with maturities of 397 days or less, including bank certificates of deposit, time deposits, bankers' acceptances, high quality commercial paper, loan participation interests, securities issued or guaranteed by the United States Government, state agencies or instrumentalities, and repurchase agreements calling for resale in 397 days or less backed by the foregoing securities. The maturities of variable rate demand instruments held in the Fund will be deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

The Fund's investment manager considers the following factors when buying and selling securities for the Fund: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Fund and how an individual purchase would impact the yield of the Fund, against the backdrop of the Fund's overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Fund and how an individual purchase would impact the credit quality of the Fund, against the backdrop of the Fund's overall investment objective.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
¡	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

¡	The value of the Fund's shares and the securities held by the Fund can each decline in value.

¡	The amount of income the Fund generates will vary with changes in prevailing interest rates.

¡	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.

¡

The Fund may contain securities issued by foreign governments, or any of their political subdivisions, agencies or instrumentalities, and by foreign branches of domestic banks, foreign subsidiaries of domestic banks, domestic and foreign branches of foreign banks, and commercial paper issued by foreign issuers. Foreign securities may be subject to investment risks which may include adverse economic and political developments as well as lack of uniform accounting and financial reporting standards.

¡	The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.

Risk Lose Money [Text]	rr_RiskLoseMoney	it is possible to lose money by investing in the Fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund
¡	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

¡	The value of the Fund's shares and the securities held by the Fund can each decline in value.

¡	The amount of income the Fund generates will vary with changes in prevailing interest rates.

¡	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution
¡	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	RISK/RETURN BAR CHART AND TABLE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information provides some indication of the risks of investing in the Xpress Shares of the Fund. The bar chart shows changes in the Xpress Shares of the Fund's performance from year to year. The table shows the Fund's average annual total returns for the last one year and since inception periods. While analyzing this information, please note that the Fund's past performance is not an indication of how the Fund will perform in the future. The current 7-day yield for the Xpress Shares of the Fund may be obtained by calling either optionsXpress, Inc. or brokersXpress, LLC. toll-free at the numbers listed below:

optionsXpress, Inc.: (888) 280-8020

brokersXpress, LLC.: (888) 280-7030

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Xpress Shares of the Fund. The bar chart shows changes in the Xpress Shares of the Fund's performance from year to year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	While analyzing this information, please note that the Fund's past performance is not an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Money Market Portfolio - Xpress Shares % Total Return Calendar Year End
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

As of June 30, 2011, the Money Market Portfolio's Xpress Shares had a year-to-date return of 0.01%.

The Money Market Portfolio Xpress Shares' highest quarterly return was 1.05% for the quarter ended September 30, 2007; the lowest quarterly return was 0.00% for the quarter ended June 30, 2011.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns - For the period ended December 31, 2010
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	optionsXpress, Inc.: (888) 280-8020 brokersXpress, LLC.: (888) 280-7030

[1]	The inception date for the Xpress Shares was June 20, 2007.

Pinnacle Shares | Money Market Portfolio
Summary of the Pinnacle Shares of the Money Market Portfolio
:	Investment Objective

The investment objective of the Money Market Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
:	Fees and Expenses of the Money Market Portfolio

This table describes the fees and expenses that you may pay if you buy and hold Pinnacle Shares of the Money Market Portfolio.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees -	Pinnacle Shares Money Market Portfolio
Sales Charge (Load) Imposed on Purchases	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	Pinnacle Shares Money Market Portfolio
Management Fees	0.12%
Distribution and Service (12b-1) Fees	none
Other Expenses (includes Administration Fees listed below)	0.13%
Administration Fees	0.05%
Total Annual Fund Operating Expenses	0.25%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Pinnacle Shares of the Money Market Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Pinnacle Shares of the Money Market Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Pinnacle Shares of the Money Market Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Pinnacle Shares Money Market Portfolio	26	80	141	318

:	Principal Investment Strategies

The Fund seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of  $1.00 per share. The Money Market Portfolio seeks to achieve its objective by investing principally in short-term money market obligations with maturities of 397 days or less, including bank certificates of deposit, time deposits, bankers' acceptances, high quality commercial paper, loan participation interests, securities issued or guaranteed by the United States Government, state agencies or instrumentalities, and repurchase agreements calling for resale in 397 days or less backed by the foregoing securities. The maturities of variable rate demand instruments held in the Portfolio will be deemed to be the longer of the period required before the Portfolio is entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

The Fund's investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Fund and how an individual purchase would impact the yield of the Fund, against the backdrop of the Fund's overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Fund and how an individual purchase would impact the credit quality of the Fund, against the backdrop of the Fund's overall investment objective.

:	Principal Risks

•	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

•	The value of the Fund's shares and the securities held by the Fund can each decline in value.

•	The amount of income the Fund generates will vary with changes in prevailing interest rates.

•	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.

•

The Money Market Portfolio may contain securities issued by foreign governments, or any of their political subdivisions, agencies or instrumentalities, and by foreign branches of domestic banks, foreign subsidiaries of domestic banks, domestic and foreign branches of foreign banks, and commercial paper issued by foreign issuers. Foreign securities may be subject to investment risks which may include adverse economic and political developments as well as lack of uniform accounting and financial reporting standards.

•	The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.

:	Risk/Return Bar Chart and Table

The following performance information provides some indication of the risks of investing in the Pinnacle Shares of the Money Market Portfolio. The bar chart shows changes in the Pinnacle Shares of the Money Market Portfolio's performance from year to year. The table shows the Portfolio's average annual total returns for the one year, five year, ten year and since inception periods. While analyzing this information, please note that the Portfolio's past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Pinnacle Shares of the Money Market Portfolio may be obtained by calling the Fund toll free at (800) 750-7862.

Money Market Portfolio – Pinnacle Class % Total Return Calendar Year End

As of June 30, 2011, the Pinnacle Shares of the Money Market Portfolio had a year-to-date return of 0.02%.

The Money Market Portfolio Pinnacle Shares' highest quarterly return was 1.43% for the quarter ended March 31, 2001; the lowest quarterly return was 0.00% for the quarter ended June 30, 2011.

Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Fund directly.

Average Annual Total Returns – For the period ended December 31, 2010
Average Annual Total Returns -		Pinnacle Shares Money Market Portfolio
One Year		0.11%
Five Years		2.78%
Ten Years		2.52%
Since Inception	[1]	2.97%
[1]	The inception date for the Money Market Portfolio's Pinnacle Shares was July 29, 1999.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DAILY INCOME FUND
Prospectus Date	rr_ProspectusDate	Jul 29, 2011
Pinnacle Shares | Money Market Portfolio | Pinnacle Shares
Risk/Return:	rr_RiskReturnAbstract
Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (includes Administration Fees listed below)	rr_OtherExpensesOverAssets	0.13%
Administration Fees	rr_Component1OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.25%
1 Year	rr_ExpenseExampleYear01	26
3 Years	rr_ExpenseExampleYear03	80
5 Years	rr_ExpenseExampleYear05	141
10 Years	rr_ExpenseExampleYear10	318
Annual Return 2001	rr_AnnualReturn2001	4.15%
Annual Return 2002	rr_AnnualReturn2002	1.73%
Annual Return 2003	rr_AnnualReturn2003	1.08%
Annual Return 2004	rr_AnnualReturn2004	1.26%
Annual Return 2005	rr_AnnualReturn2005	3.12%
Annual Return 2006	rr_AnnualReturn2006	4.98%
Annual Return 2007	rr_AnnualReturn2007	5.23%
Annual Return 2008	rr_AnnualReturn2008	3.10%
Annual Return 2009	rr_AnnualReturn2009	0.63%
Annual Return 2010	rr_AnnualReturn2010	0.11%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.02%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.43%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
One Year	rr_AverageAnnualReturnYear01	0.11%
Five Years	rr_AverageAnnualReturnYear05	2.78%
Ten Years	rr_AverageAnnualReturnYear10	2.52%
Since Inception	rr_AverageAnnualReturnSinceInception	2.97%	[1]
Pinnacle Shares | Money Market Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Pinnacle Shares of the Money Market Portfolio
Objective [Heading]	rr_ObjectiveHeading
:	Investment Objective

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Money Market Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading
:	Fees and Expenses of the Money Market Portfolio

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Pinnacle Shares of the Money Market Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Pinnacle Shares of the Money Market Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Pinnacle Shares of the Money Market Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Pinnacle Shares of the Money Market Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading
:	Principal Investment Strategies

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of  $1.00 per share. The Money Market Portfolio seeks to achieve its objective by investing principally in short-term money market obligations with maturities of 397 days or less, including bank certificates of deposit, time deposits, bankers' acceptances, high quality commercial paper, loan participation interests, securities issued or guaranteed by the United States Government, state agencies or instrumentalities, and repurchase agreements calling for resale in 397 days or less backed by the foregoing securities. The maturities of variable rate demand instruments held in the Portfolio will be deemed to be the longer of the period required before the Portfolio is entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

The Fund's investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Fund and how an individual purchase would impact the yield of the Fund, against the backdrop of the Fund's overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Fund and how an individual purchase would impact the credit quality of the Fund, against the backdrop of the Fund's overall investment objective.

Risk [Heading]	rr_RiskHeading
:	Principal Risks

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

•	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

•	The value of the Fund's shares and the securities held by the Fund can each decline in value.

•	The amount of income the Fund generates will vary with changes in prevailing interest rates.

•	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.

•

The Money Market Portfolio may contain securities issued by foreign governments, or any of their political subdivisions, agencies or instrumentalities, and by foreign branches of domestic banks, foreign subsidiaries of domestic banks, domestic and foreign branches of foreign banks, and commercial paper issued by foreign issuers. Foreign securities may be subject to investment risks which may include adverse economic and political developments as well as lack of uniform accounting and financial reporting standards.

•	The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.

Risk Lose Money [Text]	rr_RiskLoseMoney	it is possible to lose money by investing in the Fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund

•	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

•	The value of the Fund's shares and the securities held by the Fund can each decline in value.

•	The amount of income the Fund generates will vary with changes in prevailing interest rates.

•	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading
:	Risk/Return Bar Chart and Table

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information provides some indication of the risks of investing in the Pinnacle Shares of the Money Market Portfolio. The bar chart shows changes in the Pinnacle Shares of the Money Market Portfolio's performance from year to year. The table shows the Portfolio's average annual total returns for the one year, five year, ten year and since inception periods. While analyzing this information, please note that the Portfolio's past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Pinnacle Shares of the Money Market Portfolio may be obtained by calling the Fund toll free at (800) 750-7862.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Pinnacle Shares of the Money Market Portfolio. The bar chart shows changes in the Pinnacle Shares of the Money Market Portfolio's performance from year to year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	While analyzing this information, please note that the Portfolio's past performance is not an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Money Market Portfolio – Pinnacle Class % Total Return Calendar Year End
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

As of June 30, 2011, the Pinnacle Shares of the Money Market Portfolio had a year-to-date return of 0.02%.

The Money Market Portfolio Pinnacle Shares' highest quarterly return was 1.43% for the quarter ended March 31, 2001; the lowest quarterly return was 0.00% for the quarter ended June 30, 2011.

Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Fund directly.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns – For the period ended December 31, 2010
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	(800) 750-7862

[1]	The inception date for the Money Market Portfolio's Pinnacle Shares was July 29, 1999.

Pinnacle Shares | U.S. Treasury Portfolio
Summary of the Pinnacle Shares of the U.S. Treasury Portfolio
:	Investment Objective

The investment objective of the U.S. Treasury Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
:	Fees and Expenses of the U.S. Treasury Portfolio

This table describes the fees and expenses that you may pay if you buy and hold Pinnacle Shares of the U.S. Treasury Portfolio.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees -	Pinnacle Shares U.S. Treasury Portfolio
Sales Charge (Load) Imposed on Purchases	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	Pinnacle Shares U.S. Treasury Portfolio
Management Fees	0.12%
Distribution and Service (12b-1) Fees	none
Other Expenses (includes Administration Fees listed below)	0.15%
Administration Fees	0.05%
Total Annual Fund Operating Expenses	0.27%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Pinnacle Shares of the U.S. Treasury Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Pinnacle Shares of the U.S. Treasury Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Pinnacle Shares of the U.S. Treasury Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Pinnacle Shares U.S. Treasury Portfolio	28	87	152	343

:	Principal Investment Strategies

The Fund seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of  $1.00 per share. The U.S. Treasury Portfolio seeks to achieve its objective by investing only in obligations backed by the full faith and credit of the United States government with maturities of 397 days or less and repurchase agreements which are collateralized by such obligations calling for resale in 397 days or less. Under normal circumstances the Portfolio will invest all of its net assets, plus borrowings for investment purposes, in obligations issued or guaranteed by the U.S. Treasury. The Fund will provide shareholders with at least 60 days' prior notice of any change in this policy.

The Fund's investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Fund and how an individual purchase would impact the yield of the Fund, against the backdrop of the Fund's overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Fund and how an individual purchase would impact the credit quality of the Fund, against the backdrop of the Fund's overall investment objective.

:	Principal Risks

•	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

•	The value of the Fund's shares and the securities held by the Fund can each decline in value.

•	The amount of income the Fund generates will vary with changes in prevailing interest rates.

•	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.

•

The U.S. Treasury Portfolio's investment policy of only investing in U.S. Treasury obligations and other obligations that are issued or guaranteed by the United States Government (including repurchase agreements), while minimizing risk of loss, may produce a lower yield than a policy of investing in other types of instruments.

:	Risk/Return Bar Chart and Table

The following performance information provides some indication of the risks of investing in the Pinnacle Shares of the U.S. Treasury Portfolio. The bar chart shows changes in the average annual total returns of the Pinnacle Shares of the U.S. Treasury Portfolio's performance from year to year. The table shows the Portfolio's average annual total returns for the one year, five year, ten year and since inception periods. While analyzing this information, please note that the Portfolio's past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Pinnacle Shares of the U.S. Treasury Portfolio may be obtained by calling the Fund toll free at (800) 750-7862.

U.S. Treasury Portfolio – Pinnacle Class % Total Return Calendar Year End

As of June 30, 2011, the Pinnacle Shares of the U.S. Treasury Portfolio had a year-to-date return of 0.00%.

The U.S. Treasury Portfolio Pinnacle Shares' highest quarterly return was 1.36% for the quarter ended March 31, 2001; the lowest quarterly return was 0.00% for the quarter ended June 30, 2011.

Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Fund directly.

Average Annual Total Returns – For the period ended December 31, 2010
Average Annual Total Returns -		Pinnacle Shares U.S. Treasury Portfolio
One Year		none
Five Years		2.23%
Ten Years		2.20%
Since Inception	[1]	2.64%
[1]	The inception date for the U.S. Treasury Portfolio's Pinnacle Shares was July 29, 1999.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DAILY INCOME FUND
Prospectus Date	rr_ProspectusDate	Jul 29, 2011
Pinnacle Shares | U.S. Treasury Portfolio | Pinnacle Shares
Risk/Return:	rr_RiskReturnAbstract
Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (includes Administration Fees listed below)	rr_OtherExpensesOverAssets	0.15%
Administration Fees	rr_Component1OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.27%
1 Year	rr_ExpenseExampleYear01	28
3 Years	rr_ExpenseExampleYear03	87
5 Years	rr_ExpenseExampleYear05	152
10 Years	rr_ExpenseExampleYear10	343
Annual Return 2001	rr_AnnualReturn2001	4.03%
Annual Return 2002	rr_AnnualReturn2002	1.72%
Annual Return 2003	rr_AnnualReturn2003	0.99%
Annual Return 2004	rr_AnnualReturn2004	1.13%
Annual Return 2005	rr_AnnualReturn2005	2.96%
Annual Return 2006	rr_AnnualReturn2006	4.80%
Annual Return 2007	rr_AnnualReturn2007	4.78%
Annual Return 2008	rr_AnnualReturn2008	1.59%
Annual Return 2009	rr_AnnualReturn2009	0.13%
Annual Return 2010	rr_AnnualReturn2010	0.00%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.36%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
One Year	rr_AverageAnnualReturnYear01	none
Five Years	rr_AverageAnnualReturnYear05	2.23%
Ten Years	rr_AverageAnnualReturnYear10	2.20%
Since Inception	rr_AverageAnnualReturnSinceInception	2.64%	[1]
Pinnacle Shares | U.S. Treasury Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Pinnacle Shares of the U.S. Treasury Portfolio
Objective [Heading]	rr_ObjectiveHeading
:	Investment Objective

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the U.S. Treasury Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading
:	Fees and Expenses of the U.S. Treasury Portfolio

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Pinnacle Shares of the U.S. Treasury Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Pinnacle Shares of the U.S. Treasury Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Pinnacle Shares of the U.S. Treasury Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Pinnacle Shares of the U.S. Treasury Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading
:	Principal Investment Strategies

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of  $1.00 per share. The U.S. Treasury Portfolio seeks to achieve its objective by investing only in obligations backed by the full faith and credit of the United States government with maturities of 397 days or less and repurchase agreements which are collateralized by such obligations calling for resale in 397 days or less. Under normal circumstances the Portfolio will invest all of its net assets, plus borrowings for investment purposes, in obligations issued or guaranteed by the U.S. Treasury. The Fund will provide shareholders with at least 60 days' prior notice of any change in this policy.

The Fund's investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Fund and how an individual purchase would impact the yield of the Fund, against the backdrop of the Fund's overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Fund and how an individual purchase would impact the credit quality of the Fund, against the backdrop of the Fund's overall investment objective.

Risk [Heading]	rr_RiskHeading
:	Principal Risks

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

•	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

•	The value of the Fund's shares and the securities held by the Fund can each decline in value.

•	The amount of income the Fund generates will vary with changes in prevailing interest rates.

•	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.

•

The U.S. Treasury Portfolio's investment policy of only investing in U.S. Treasury obligations and other obligations that are issued or guaranteed by the United States Government (including repurchase agreements), while minimizing risk of loss, may produce a lower yield than a policy of investing in other types of instruments.

Risk Lose Money [Text]	rr_RiskLoseMoney	it is possible to lose money by investing in the Fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund

•	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

•	The value of the Fund's shares and the securities held by the Fund can each decline in value.

•	The amount of income the Fund generates will vary with changes in prevailing interest rates.

•	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading
:	Risk/Return Bar Chart and Table

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information provides some indication of the risks of investing in the Pinnacle Shares of the U.S. Treasury Portfolio. The bar chart shows changes in the average annual total returns of the Pinnacle Shares of the U.S. Treasury Portfolio's performance from year to year. The table shows the Portfolio's average annual total returns for the one year, five year, ten year and since inception periods. While analyzing this information, please note that the Portfolio's past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Pinnacle Shares of the U.S. Treasury Portfolio may be obtained by calling the Fund toll free at (800) 750-7862.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Pinnacle Shares of the U.S. Treasury Portfolio. The bar chart shows changes in the average annual total returns of the Pinnacle Shares of the U.S. Treasury Portfolio's performance from year to year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	While analyzing this information, please note that the Portfolio's past performance is not an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	U.S. Treasury Portfolio – Pinnacle Class % Total Return Calendar Year End
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

As of June 30, 2011, the Pinnacle Shares of the U.S. Treasury Portfolio had a year-to-date return of 0.00%.

The U.S. Treasury Portfolio Pinnacle Shares' highest quarterly return was 1.36% for the quarter ended March 31, 2001; the lowest quarterly return was 0.00% for the quarter ended June 30, 2011.

Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Fund directly.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns – For the period ended December 31, 2010
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	(800) 750-7862

[1]	The inception date for the U.S. Treasury Portfolio's Pinnacle Shares was July 29, 1999.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jul 29, 2011